VANGUARD
BALANCED INDEX
FUND


Semiannual Report - June 30, 1998


[PHOTO]


[THE VANGUARD GROUP LOGO]

OUR CREW MAKES THE DIFFERENCE

Throughout our history, The Vanguard Group has received considerable attention as the low-cost provider of mutual funds. While such accolades are gratifying, we are most proud, not of our low operating expenses or the billions of dollars we manage, but of our sterling reputation created by the Vanguard crew.

           We recognize that it is our crew members--more than 7,000 highly motivated men and women--who form the cornerstone of our operations. We could not survive long--let alone prosper--without them. That's why we chose this fiscal year's fund reports to celebrate the spirit, enthusiasm, and achievements of our crew. (We call those who work at Vanguard crew members, not employees, because they operate as a team to accomplish our mission of serving you, our clients.)

           But while we prize the collective contributions of our crew, we also take time to recognize the importance of the individual. Each calendar quarter, we present our Award For Excellence to a handful of crew members who have demonstrated particular excellence in the performance of their jobs and who embody "The Vanguard Spirit." Our report cover shows only a few of the more than 300 crew members who have received this distinction since 1984.

           They, along with the rest of our valiant crew, look forward to serving you in the years ahead.

[PHOTO]                                          [PHOTO]
John C.  Bogle                                   John J. Brennan
Senior Chairman                                  Chairman & CEO

CONTENTS
A MESSAGE TO OUR SHAREHOLDERS ...... 1

THE MARKETS IN PERSPECTIVE ......... 3

PERFORMANCE SUMMARY ................ 5

PORTFOLIO PROFILE .................. 6

FINANCIAL STATEMENTS ...............10

All comparative mutual fund data are from Lipper Analytical Services, Inc., or Morningstar unless otherwise noted.

FELLOW SHAREHOLDER,


Vanguard Balanced Index Fund earned an excellent return of +10.8% during the six months ended June 30, 1998, as the stock market continued its remarkable advance and the bond market made a solid showing.

           As shown in the adjacent table, the fund's total return (capital change plus reinvested dividends) for the first half of the year exceeded that of the average balanced fund and precisely matched our Balanced Composite Index benchmark. This hypothetical portfolio is weighted 60% to the Wilshire 5000 Index, comprising essentially all actively traded U.S. stocks, and 40% to the Lehman Brothers Aggregate Bond Index, a proxy for the U.S. taxable bond market. The table also presents the six-month returns for those two "total market" indexes. Balanced Index Fund's annualized yield as of June 30 was 3.23%.

---------------------------------------------------------
                                           TOTAL RETURNS
                                         SIX MONTHS ENDED
                                           JUNE 30, 1998
---------------------------------------------------------
Vanguard Balanced Index Fund                   +10.8%
---------------------------------------------------------
Average Balanced Fund                          + 9.0%
---------------------------------------------------------
Balanced Composite Index*                      +10.8%
---------------------------------------------------------
Wilshire 5000 Index                            +15.4%
---------------------------------------------------------
Lehman Aggregate Bond Index                    + 3.9
---------------------------------------------------------

*Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40%
 Lehman Aggregate Bond Index.

           The fund's return is based on an increase in net asset value from $16.29 per share on December 31, 1997, to $17.80 per share on June 30, 1998, with the latter figure adjusted for dividends of $0.20 per share paid from net investment income and a distribution of $0.04 per share paid from net realized capital gains.

THE PERIOD IN REVIEW

The U.S. economy grew vigorously, inflation was subdued, and interest rates declined during the first half of 1998. Strong consumer spending, triggered by high employment and rising wages, was the economy's propellant and was more than enough to offset the negative effects of Asia's severe economic slump.

           Asia's troubles, which cut the prices of many products imported to the United States, were partly responsible for the nation's benign inflation--consumer prices rose only 1.1% for the six months and 1.7% for the twelve months ended June 30. Low inflation soothed the bond market, where prices rose and interest rates declined: The yield on the 30-year U.S. Treasury bond was 5.63% on June 30, down 29 basis points (0.29 percentage point) from its yield at the start of the year. The rise in bond prices engendered by the rate decline added about 0.6% in capital return to the 3.3% income return of the Lehman Aggregate Bond Index.

           Stock prices wobbled at times--the S&P 500 Index dropped -1.9% on April 27 alone--but rose in every month except May. The market's advance was led by a relatively narrow segment of blue-chip growth stocks. Indeed, half of the Standard & Poor's 500 Composite Stock Price Index's remarkable +17.7% return during the period was accounted for by 18 very large-capitalization stocks. The growth component of the S&P 500 Index returned +23.1%, nearly double the +12.1% earned by its value stocks. The Wilshire 5000 Index, which includes not only the S&P 500 stocks but also more than 6,500 mid-cap and small-cap issues, earned +15.4%.

           Vanguard Balanced Index Fund did its job, tracking its Composite Index with admirable precision during the half-year. It is remarkable that the fund matched the index return of +10.8%, because the fund and other real-world portfolios incur operating and transaction costs that do not burden the indexes, which exist only on paper.

           Because of these costs, even a very low-cost index fund can be expected over time to trail its index bogey by a small margin. We tip our hats to the skilled professionals in our Core Management Group and our Fixed Income Group for tracking the index so closely. This task is not simple because the vast number of securities in our target indexes make it impractical to replicate them exactly. Instead, the fund holds samples of securities from both indexes. These samples are selected carefully to provide as close a fit as possible to key statistical attributes of the indexes.

           Our +10.8% return represented a 20% margin over the average balanced fund's +9.0% return. Two factors were primarily responsible for this outperformance. First, our 60% allocation to stocks is slightly higher than the average balanced fund's, creating a small edge during a bull market for stocks. The second factor is our big cost advantage. Our indexing strategy helps to minimize securities trading and the attendant transaction costs. And our 0.22% annualized expense ratio is a fraction of the 1.34% expense ratio charged by the average balanced fund. Overcoming an expense advantage of more than 1 percentage point--a head start we enjoy year in, year out--is a tall order for actively managed funds. In all, our strategy is based on the simple assumption that a steady stock/bond ratio, broad diversification, low portfolio turnover in a fairly fixed list of stocks and bonds, and low expenses will combine to provide superior returns. So far, it is working according to plan.

IN SUMMARY

We confess to having been surprised--though gratified--by the strength of the stock market's advance during the first half of 1998. Thanks to this bull market, the fund's return during the half-year comfortably exceeded the annual average return of +8.7% that a 60% stocks/40% bonds allocation has provided over the past seven decades.

           We claim no predictive powers, but we feel safe in saying that such outsized returns can't continue indefinitely. However, whether the seas ahead are rough or calm, we believe that a time-tested way to "stay the course" toward long-term objectives is to hold a balanced portfolio--consisting of cash reserves, bonds, and stocks--appropriate to each investor's unique financial situation, goals, and temperament. Balance and diversification are, of course, the foundations on which Vanguard Balanced Index Fund is based.

/s/ JOHN C. BOGLE                        /s/ JOHN J. BRENNAN

John C. Bogle                            John J. Brennan
Senior Chairman                          Chairman and
                                         Chief Executive Officer
July 21, 1998

THE MARKETS IN PERSPECTIVE
Six Months Ended June 30, 1998

Blue skies predominated for U.S. financial markets during the first six months of 1998, and even the occasional clouds had silver linings. The bond market provided solid returns during the half-year, while the stock market's performance was extraordinarily strong.

           After expanding at a 5.4% annual pace during the first quarter, the U.S. economy kept steaming along through June, fueled by powerful increases in household spending. Consumers had reason to be upbeat: plentiful jobs (unemployment fell to 4.3% of the workforce in May); rising wages (personal income in May was 5.9% higher than in May 1997); and tame inflation (consumer prices in June were up only 1.7% from a year before).

           The economic push provided by consumers more than compensated for the drag caused by Asia's severe economic problems. Weakening currencies and business slowdowns in Asia cut into U.S. exports and lowered the cost of Asian imports, causing the U.S. trade deficit to hit record levels. Ominously, Asia's problems appear to be more serious and enduring than many economists expected. Yet for Americans this "Asian contagion" has a bright side: It serves as an escape valve for the inflationary pressures that ordinarily would be expected to build up with the U.S. economy humming along at high speed.

--------------------------------------------------------------------------------
                                                        TOTAL RETURNS
                                                 PERIODS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------
                                             6 MONTHS      1 YEAR       5 YEARS*
--------------------------------------------------------------------------------
EQUITY
   S&P 500 Index                               17.7%        30.2%        23.1%
   Russell 2000 Index                           4.9         16.5         16.0
   MSCI EAFE Index                             16.1          6.4         10.3
--------------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index                  3.9%        10.5%         6.9%
   Lehman 10-Year Municipal Bond Index          2.6          8.5          6.6
   Salomon Brothers Three-Month
      U.S. Treasury Bill Index                  2.6          5.3          4.9
--------------------------------------------------------------------------------
OTHER
   Consumer Price Index                         1.1%         1.7%         2.5%
--------------------------------------------------------------------------------

*Annualized.

U.S. EQUITY MARKETS

The mixture of robust economic growth and anemic inflation was a tonic for the U.S. stock market. Although prices generally rose, there were striking disparities in returns between large-capitalization and small-cap stocks and between growth and value stocks. The large-cap-dominated S&P 500 earned 17.7% during the six months, nearly double the 9.4% return on the rest of the market (as measured by the Wilshire 4500 Index) and more than triple the 4.9% return on the small-cap Russell 2000 Index. Within the S&P 500 Index, growth stocks were up 23.1%, while value stocks rose 12.1%.

           A decline in interest rates contributed to the stock market's rise, as falling rates on bonds tend to make equities more attractive and to boost the price investors will pay for each dollar of a stock's earnings or dividends. Yet growth in earnings and dividends--the long-term underpinning of stock prices--was unimpressive during the first half of 1998.

           Corporate earnings estimates were reduced in June, the tenth consecutive month in which securities analysts have cut their earnings estimates, according to I/B/E/S International, a financial research group. Earnings by the S&P 500 companies were expected to rise by only about 2% for the first half of 1998, I/B/E/S reported. With gains in prices outstripping increases in earnings and dividends, stock valuations are at or near all-time highs, an indication that investors expect ideal conditions to continue.

    Technology stocks were the best-performing sector during the first half of 1998, generating a 32.7% return. Three other sectors of the stock market--health care, consumer discretionary stocks such as retailers, and auto & transportation--each provided returns of about 25% for the six months. Companies involved in energy, chemicals, or other commodity-based businesses were generally laggards. Prices of many commodities have declined as Asia's economic funk cuts demand for energy and other industrial materials in the face of plentiful supplies.

U.S. FIXED-INCOME MARKETS

Investors in fixed-income securities enjoyed a moderate rise in the market value of their holdings because of declining interest rates. This price appreciation, added to coupon interest income, resulted in solid total returns. The 3.9% total return of the Lehman Aggregate Bond Index during the half-year brought its return for the 12 months ended June 30 to 10.5%, or a very generous 8.8% after adjustment for inflation.

           Yields on 10-year and 30-year U.S. Treasury bonds declined by 29 basis points (0.29 percentage point) to 5.45% and 5.63%, respectively, during the first half of 1998, with most of the drop occurring during the second quarter. The yield on 3-month Treasury bills declined 36 basis points to 4.99%. Mild inflation--consumer prices were up 1.1% for the half-year--enabled rates to decline despite the economy's strong growth.

           Yields on corporate and municipal bonds did not decline as far as those on Treasury securities because of a large increase in the supply of new bonds issued by companies and municipalities taking advantage of lower rates to refinance old debt. Similarly, mortgage-backed securities did not match Treasuries' performance because of expectations that large numbers of homeowners would pay off old, higher-coupon mortgage loans and refinance with new, lower-rate loans.

INTERNATIONAL EQUITY MARKETS

Stock markets in Europe soared while those in Asia and most emerging economies suffered steep declines in U.S.-dollar terms. The 16.1% overall return from international markets, as measured by the Morgan Stanley Capital International Europe, Australasia, Far East Index, masked the divergence between Europe and other regions.

           Europe's markets were up 27.1% when measured in local currencies and 26.5% in U.S. dollars, after adjusting for a slight overall rise in the dollar's value. Stocks benefited from an upswing in most European economies, from signs that corporate managers are increasingly focused on shareholder value, and from optimism concerning next year's planned adoption of the euro as a single European currency.

           In the Pacific, which is dominated by Japan's stock market, stocks were buffeted by several problems: slowing growth in economic activity; continued instability in currencies; political upheavals; and widespread worries about corporate and banking insolvencies. On balance, the region's stocks fell 6.0% in U.S.-dollar terms. Japanese stocks were down 2.5%, but losses were more severe in the region's smaller markets.

           Emerging markets were, on balance, down sharply. Asian stock markets were hurt by continued weakness in the currency values of several countries, by Japan's recession, and by a growing conviction that the region's economic troubles are far from transitory. Venezuela and Mexico, both key oil-producing nations, were hard hit by falling oil prices.

PERFORMANCE SUMMARY


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely, so an investment in the fund could lose money.

BALANCED INDEX FUND
TOTAL INVESTMENT RETURNS: NOVEMBER 9, 1992-JUNE 30, 1998
-----------------------------------------------------------
                   BALANCED INDEX FUND            COMPOSITE
                                                   INDEX*
FISCAL       CAPITAL     INCOME       TOTAL         TOTAL
YEAR         RETURN      RETURN      RETURN        RETURN
-----------------------------------------------------------
1992           2.9%       0.8%         3.7%         3.8%
1993           6.1        3.9         10.0         10.7
1994          -5.2        3.6         -1.6         -1.2
1995          24.0        4.6         28.6         29.0
1996          10.0        3.9         13.9         14.0
1997          18.2        4.0         22.2         22.5
1998**         9.5        1.3         10.8         10.8
-----------------------------------------------------------

 *60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.

**Six months ended June 30, 1998.

See Financial Highlights table on page 42 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1998
-----------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                             INCEPTION                                -------------------------------
                               DATE        1 YEAR       5 YEARS       CAPITAL      INCOME       TOTAL
-----------------------------------------------------------------------------------------------------
Balanced Index Fund*         11/9/1992      21.26%      15.28%        11.27%        3.95%      15.22%
-----------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the $10 annual account maintenance fee.

PORTFOLIO PROFILE
Balanced Index Fund


This Profile provides a snapshot of the fund's characteristics as of June 30, 1998, compared where appropriate to an unmanaged index. Key elements of this Profile are defined on pages 8 and 9.

TOTAL FUND CHARACTERISTICS
-----------------------------
Yield                    3.2%
Turnover Rate            22%*
Expense Ratio          0.22%*
Cash Reserves            0.5%

*Annualized.

PORTFOLIO ASSET ALLOCATION
-----------------------------
STOCKS                  60%
BONDS                   40%

TOTAL FUND VOLATILITY MEASURES
----------------------------------------------------------
                                  BALANCED
                                INDEX FUND         S&P 500
----------------------------------------------------------
R-Squared                             0.96            1.00
Beta                                  0.62            1.00


TEN LARGEST STOCKS (% OF EQUITIES)
---------------------------------------------------------
General Electric Co.                                 2.5%
Microsoft Corp.                                      2.1
The Coca-Cola Co.                                    1.8
Exxon Corp.                                          1.5
Merck & Co., Inc.                                    1.4
Pfizer, Inc.                                         1.2
Wal-Mart Stores, Inc.                                1.2
Procter & Gamble Co.                                 1.0
Intel Corp.                                          1.0
Bristol-Myers Squibb Co.                             1.0
---------------------------------------------------------
Top Ten                                             14.7%
---------------------------------------------------------
Top Ten as % of Total Net Assets                     8.4%

SECTOR DIVERSIFICATION (% OF COMMON STOCKS)
---------------------------------------------------------------------------------------------------
                                             JUNE 30, 1997                   JUNE 30, 1998
                                             ------------------------------------------------------
                                               BALANCED              BALANCED              WILSHIRE
                                              INDEX FUND            INDEX FUND               5000
                                             ------------------------------------------------------
Auto & Transportation....................        3.5%                  3.4%                   3.4%
Consumer Discretionary...................       11.8                  13.1                   13.0
Consumer Staples.........................        9.5                   8.6                    8.6
Financial Services.......................       19.4                  20.2                   20.1
Health Care..............................       10.9                  11.1                   11.2
Integrated Oils..........................        4.7                   4.1                    4.0
Other Energy.............................        2.2                   1.9                    1.9
Materials & Processing...................        6.9                   5.6                    5.6
Producer Durables........................        5.2                   3.9                    4.0
Technology...............................       12.3                  13.1                   13.3
Utilities................................        8.8                   9.8                    9.8
Other....................................        4.8                   5.2                    5.1
---------------------------------------------------------------------------------------------------

EQUITY CHARACTERISTICS
----------------------------------------------------------
                                  BALANCED        WILSHIRE
                                INDEX FUND            5000
----------------------------------------------------------
Number of Stocks                     2,852           7,394
Median Market Cap                   $21.3B          $21.3B
Price/Earnings Ratio                 24.3x           24.4x
Price/Book Ratio                      4.0x            4.0x
Dividend Yield                        1.3%            1.3%
Return on Equity                     20.3%           20.3%
Earnings Growth Rate                 17.0%           17.0%
Foreign Holdings                      0.6%            0.7%

EQUITY INVESTMENT FOCUS
------------------------

[GRAPH]

FIXED-INCOME CHARACTERISTICS
----------------------------------------------------------
Number of Bonds                                        333
Yield to Maturity                                     6.2%
Average Coupon                                        7.4%
Average Maturity                                 8.8 years
Average Quality                                        Aa1
Average Duration                                 4.4 years

FIXED-INCOME INVESTMENT FOCUS
------------------------------
[GRAPH]

DISTRIBUTION BY ISSUER (% OF BONDS)
---------------------------------------------------------
Asset-Backed                                         3.6%
Finance                                             15.6
Foreign                                              4.4
Industrial                                          10.0
Mortgage                                            31.4
U.S. Government and Agency                           1.1
U.S. Treasury                                       30.5
Utilities                                            3.4
---------------------------------------------------------
Total                                              100.0%

DISTRIBUTION BY CREDIT QUALITY (% OF BONDS)
---------------------------------------------------------
Treasury/Agency                                     63.0%
Aaa                                                  5.3
Aa                                                   6.6
A                                                   15.8
Baa                                                  9.2
Ba                                                   0.1
B                                                    0.0
Not Rated                                            0.0
---------------------------------------------------------
Total                                              100.0%

AVERAGE COUPON. The average interest rate paid on the securities held by a portfolio. It is expressed as a percentage of face value.

AVERAGE DURATION. An estimate of how much a bond portfolio's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the portfolio's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a portfolio with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the portfolio's share price would rise by 5%.

AVERAGE MATURITY. The average length of time until bonds held by a portfolio reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a portfolio's share price will fluctuate in response to changes in market interest rates.

AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a portfolio's securities holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.

BETA. A measure of the magnitude of a portfolio's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a portfolio with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.

CASH RESERVES. The percentage of a portfolio's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.

DISTRIBUTION BY CREDIT QUALITY. This breakdown of a portfolio's securities by credit rating can help in gauging the risk that returns could be affected by defaults or other credit problems.

DISTRIBUTION BY ISSUER. A breakdown of a portfolio's holdings by type of issuer or type of instrument.

DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a portfolio, the weighted average yield for stocks it holds.

EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a portfolio.

EQUITY INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: market capitalization (large, medium, or small) and relative valuation (growth, value, or a blend).

EXPENSE RATIO. The percentage of a portfolio's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

FIXED-INCOME INVESTMENT FOCUS. This grid indicates the focus of a portfolio in terms of two attributes: average maturity (short, medium, or long) and average credit quality (high, medium, or low).

FOREIGN HOLDINGS. The percentage of a portfolio's net assets represented by stocks or American Depositary Receipts of companies based outside the United States.

MEDIAN MARKET CAP. An indicator of the size of companies in which a portfolio invests; the midpoint of market capitalization (market price x shares outstanding) of a portfolio's stocks, weighted by the proportion of the portfolio's assets invested in each stock. Stocks representing half of the portfolio's assets have market capitalizations above the median, and the rest are below it.

NUMBER OF BONDS. An indicator of diversification. The more separate issues a portfolio holds, the less susceptible it is to a price decline stemming from the problems of a particular issue.

NUMBER OF STOCKS. An indicator of diversification. The more stocks a portfolio holds, the more diversified it is and the more likely to perform in line with the overall stock market.

PORTFOLIO ASSET ALLOCATION. This chart shows the proportions of a portfolio's holdings allocated to different types of assets.

PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a portfolio, the weighted average price/book ratio of the stocks it holds.

PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a portfolio, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.

R-SQUARED. A measure of how much of a portfolio's past returns can be explained by the returns from the overall market (or its benchmark index). If a portfolio's total return were precisely synchronized with the overall market's return, its R-squared would be 1.00. If a portfolio's returns bore no relationship to the market's returns, its R-squared would be 0.

RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a portfolio, the weighted average return on equity for the companies whose stocks it holds.

SECTOR DIVERSIFICATION. The percentages of a portfolio's common stocks that come from each of the major industry groups that compose the stock market.

TEN LARGEST STOCKS. The percentage of equity assets that a portfolio has invested in its ten largest stocks. As this percentage rises, a portfolio's returns are likely to be more volatile because they are more dependent on the fortunes of a few companies.

TURNOVER RATE. An indication of trading activity during the period. Portfolios with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).

YIELD. A snapshot of a portfolio's income from interest and dividends. The yield, expressed as a percentage of the portfolio's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a portfolio were held to their maturity dates.

FINANCIAL STATEMENTS
June 30, 1998 (unaudited)


STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.). The fund's Wilshire 5000 Index common stocks are listed in descending market value order; corporate bonds are subtotaled by industry sector and reported separately from U.S. and foreign government bonds. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

           At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
BALANCED INDEX FUND                          SHARES           (000)
-------------------------------------------------------------------
COMMON STOCKS (57.4%)(1)
-------------------------------------------------------------------
     GENERAL ELECTRIC CO.                   250,700    $     22,814
 -   MICROSOFT CORP.                        179,100          19,410
     THE COCA-COLA CO.                      188,100          16,083
     EXXON CORP.                            191,400          13,649
     MERCK & CO., INC.                       92,109          12,320
     PFIZER, INC.                            97,400          10,586
     WAL-MART STORES, INC.                  174,000          10,570
     PROCTER & GAMBLE CO.                   104,200           9,489
     INTEL CORP.                            124,800           9,251
     BRISTOL-MYERS SQUIBB CO.                76,300           8,770
     INTERNATIONAL BUSINESS
      MACHINES CORP.                         75,900           8,714
     LUCENT TECHNOLOGIES, INC.              100,642           8,372
     AMERICAN INTERNATIONAL
      GROUP, INC.                            55,200           8,059
 -   BERKSHIRE HATHAWAY CLASS A                 100           7,830
     JOHNSON & JOHNSON                      101,506           7,486
     PHILIP MORRIS COS., INC.               188,700           7,430
     AT&T CORP.                             126,200           7,209
 -   CISCO SYSTEMS, INC.                     76,900           7,080
     E.I. DU PONT DE NEMOURS & CO.           86,500           6,455
     SBC COMMUNICATIONS INC.                141,890           5,676
     BELL ATLANTIC CORP.                    122,408           5,585
     ELI LILLY & CO.                         83,956           5,546
     NATIONSBANK CORP.                       72,173           5,521
     FORD MOTOR CO.                          92,800           5,475
     THE WALT DISNEY CO.                     51,600           5,421
     TRAVELERS GROUP INC.                    87,618           5,312
     CITICORP                                35,100           5,239
     BELLSOUTH CORP.                         77,600           5,209
     SCHERING-PLOUGH CORP.                   56,500           5,177
     AMERICAN HOME PRODUCTS CORP.            99,700           5,159
     FANNIE MAE                              82,000           4,981
     GILLETTE CO.                            87,016           4,933
     THE CHASE MANHATTAN CORP.               64,744           4,888
     HEWLETT-PACKARD CO.                     80,750           4,835
     PEPSICO, INC.                          116,600           4,802
     ABBOTT LABORATORIES                    117,400           4,799
     HOME DEPOT, INC.                        57,599           4,784
     MOBIL CORP.                             60,700           4,651
     BANKAMERICA CORP.                       53,416           4,617
 -   DELL COMPUTER CORP.                     48,900           4,538
     FIRST UNION CORP.                       77,308           4,503
     CHEVRON CORP.                           50,500           4,195
     WARNER-LAMBERT CO.                      59,900           4,155
     GTE CORP.                               74,300           4,133
     MORGAN STANLEY DEAN
      WITTER & CO.                           45,120           4,123
     AMERICAN EXPRESS CO.                    35,484           4,045
     AMERITECH CORP.                         84,900           3,810
     TIME WARNER, INC.                       44,200           3,776
 -   WORLDCOM, INC.                          76,605           3,710
     GENERAL MOTORS CORP.                    55,401           3,701
     MCDONALD'S CORP.                        53,300           3,678
     COMPAQ COMPUTER CORP.                  128,291           3,640
     THE BOEING CO.                          77,262           3,443
     AMOCO CORP.                             75,200           3,130
     ALLSTATE CORP.                          33,826           3,097
     BANC ONE CORP.                          54,358           3,034
     MCI COMMUNICATIONS CORP.                52,200           3,034
     CHRYSLER CORP.                          49,844           2,810
 -   AIRTOUCH COMMUNICATIONS, INC.           44,400           2,595
     MINNESOTA MINING &
      MANUFACTURING CO.                      31,500           2,589
     SCHLUMBERGER LTD.                       37,500           2,562
     FREDDIE MAC                             54,400           2,560
     MONSANTO CO.                            45,700           2,553

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
                                             SHARES           (000)
-------------------------------------------------------------------
     XEROX CORP.                             24,800       $   2,520
     TEXACO INC.                             41,671           2,487
     U.S. BANCORP                            57,663           2,480
     MOTOROLA, INC.                          45,500           2,392
     COMPUTER ASSOCIATES
      INTERNATIONAL, INC.                    43,012           2,390
     SPRINT CORP.                            33,840           2,386
     MERRILL LYNCH & CO., INC.               25,300           2,334
     WELLS FARGO & CO.                        6,218           2,294
     MEDTRONIC, INC.                         35,506           2,263
     ASSOCIATES FIRST CAPITAL CORP.          29,306           2,253
     NORWEST CORP.                           57,460           2,147
 -   MEDIAONE GROUP, INC.                    46,500           2,043
     EMERSON ELECTRIC CO.                    33,600           2,029
     COLGATE-PALMOLIVE CO.                   22,700           1,998
     FIRST CHICAGO NBD CORP.                 22,293           1,976
     SARA LEE CORP.                          35,000           1,958
     KIMBERLY-CLARK CORP.                    42,624           1,955
     THE GAP, INC.                           31,150           1,920
     ATLANTIC RICHFIELD CO.                  24,500           1,914
     ALLIEDSIGNAL INC.                       43,100           1,912
     SEARS, ROEBUCK & CO.                    30,200           1,844
     CAMPBELL SOUP CO.                       34,564           1,836
 -   ORACLE CORP.                            74,387           1,827
     CARNIVAL CORP.                          45,400           1,799
     U S WEST, INC.                          38,269           1,799
     EASTMAN KODAK CO.                       24,600           1,797
     NATIONAL CITY CORP.                     24,882           1,767
     DUKE ENERGY CORP.                       29,812           1,766
     ANHEUSER-BUSCH COS., INC.               37,300           1,760
     CBS CORP.                               54,929           1,744
     THE BANK OF NEW YORK CO., INC.          28,700           1,742
 -   AMERICA ONLINE, INC.                    16,400           1,738
     TEXAS INSTRUMENTS, INC.                 29,800           1,738
     FLEET FINANCIAL GROUP, INC.             20,692           1,728
     AUTOMATIC DATA PROCESSING, INC.         23,600           1,720
 -   EMC CORP.                               37,800           1,694
     DOW CHEMICAL CO.                        17,300           1,673
     DAYTON HUDSON CORP.                     34,400           1,668
     ELECTRONIC DATA SYSTEMS CORP.           39,200           1,568
 -   SAFEWAY, INC.                           38,410           1,563
     WALGREEN CO.                            37,800           1,562
     H.J. HEINZ CO.                          27,600           1,549
     UNITED TECHNOLOGIES CORP.               16,700           1,545
     GANNETT CO., INC.                       21,500           1,528
     GENERAL RE CORP.                         5,968           1,513
     SOUTHERN CO.                            54,300           1,503
     CATERPILLAR, INC.                       28,400           1,502
     J.P. MORGAN & CO., INC.                 12,600           1,476
     ENRON CORP.                             26,995           1,459
     LOCKHEED MARTIN CORP.                   13,770           1,458
     COLUMBIA/HCA HEALTHCARE CORP.           49,459           1,440
 -   TELE-COMMUNICATIONS, INC.
      CLASS A                                37,350           1,436
 -   VIACOM INC. CLASS B                     24,522           1,428
     AMERICAN GENERAL CORP.                  19,683           1,401
     J.C. PENNEY CO., INC.                   18,705           1,353
     MELLON BANK CORP.                       19,272           1,342
 -   CENDANT CORP.                           63,079           1,317
     WACHOVIA CORP.                          15,520           1,311
 -   AMGEN, INC.                             19,900           1,301
     WASHINGTON MUTUAL, INC.                 29,880           1,298
     BESTFOODS                               21,800           1,266
     MBNA CORP.                              38,225           1,261
     ILLINOIS TOOL WORKS, INC.               18,900           1,260
     THE EQUITABLE COS.                      16,800           1,259
     RAYTHEON CO. CLASS B                    21,300           1,259
     WASTE MANAGEMENT INC.                   35,864           1,255
     PNC BANK CORP.                          23,135           1,245
     SUNTRUST BANKS, INC.                    15,300           1,244
 -   SUN MICROSYSTEMS, INC.                  28,600           1,242
     BANKBOSTON CORP.                        22,040           1,226
     MARSH & MCLENNAN COS., INC.             20,100           1,215
     FIFTH THIRD BANCORP                     19,256           1,213
     HOUSEHOLD INTERNATIONAL, INC.           24,300           1,209
     BURLINGTON NORTHERN
      SANTA FE CORP.                         12,240           1,202
     COCA-COLA ENTERPRISES, INC.             30,600           1,201
     KEYCORP                                 33,468           1,192
     HBO & CO.                               32,944           1,161
     CIGNA CORP.                             16,800           1,159
     KELLOGG CO.                             30,700           1,153
 -   AMR CORP.                               13,800           1,149
     CVS CORP.                               29,482           1,148
     CONAGRA, INC.                           36,100           1,144
     BAXTER INTERNATIONAL, INC.              21,199           1,141
     MAY DEPARTMENT STORES CO.               17,300           1,133
     FIRST DATA CORP.                        33,766           1,125
     LOWE'S COS., INC.                       27,600           1,119
     NIKE, INC. CLASS B                      21,900           1,066
     PITNEY BOWES, INC.                      22,100           1,063
     WILLIAMS COS., INC.                     31,508           1,063
 -   BOSTON SCIENTIFIC CORP.                 14,801           1,060
     THE CHUBB CORP.                         12,900           1,037
     PG&E CORP.                              32,640           1,030
     THE HARTFORD FINANCIAL SERVICES
      GROUP INC.                              9,000           1,029
     FRANKLIN RESOURCES CORP.                19,000           1,026
 -   CLEAR CHANNEL
      COMMUNICATIONS, INC.                    9,373           1,023
 -   TELLABS, INC.                           14,200           1,017
     PHILLIPS PETROLEUM CO.                  20,800           1,002
     DEERE & CO.                             18,900             999
 -   COSTCO COS., INC.                       15,786             995
     INTERNATIONAL PAPER CO.                 22,832             982
     MATTEL, INC.                            22,960             972
     ALBERTSON'S, INC.                       18,600             964
 -   REPUBLIC INDUSTRIES, INC.               37,730             943
 -   COX COMMUNICATIONS CLASS A              19,314             935
     RALSTON-RALSTON PURINA GROUP             7,815             913
     AON CORP.                               12,750             896
     EDISON INTERNATIONAL                    30,100             890
     SUNAMERICA INC.                         15,450             887
     PPG INDUSTRIES, INC.                    12,700             883
     HALLIBURTON CO.                         19,800             882
     ALUMINUM CO. OF AMERICA                 13,300             877
     FPL GROUP, INC.                         13,900             876
     UNITED HEALTHCARE CORP.                 13,715             871
     BANKERS TRUST CORP.                      7,471             867
 -   THE KROGER CO.                          20,100             862

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
BALANCED INDEX FUND                          SHARES           (000)
-------------------------------------------------------------------
     TEXTRON, INC.                           12,000        $    860
 -   FEDERATED DEPARTMENT
      STORES, INC.                           15,900             856
     AETNA INC.                              11,221             854
 -   USA WASTE SERVICE                       17,107             845
 -   APPLIED MATERIALS, INC.                 28,500             841
     NORFOLK SOUTHERN CORP.                  28,100             838
     UNION PACIFIC CORP.                     18,873             833
     SERVICE CORP. INTERNATIONAL             19,200             823
     WRIGLEY, (WM.) JR. CO.                   8,400             823
     ARCHER-DANIELS-MIDLAND CO.              42,431             822
     GENERAL MILLS, INC.                     11,975             819
     GUIDANT CORP.                           11,466             818
     CONSOLIDATED EDISON INC.                17,700             815
     HONEYWELL, INC.                          9,700             810
     TEXAS UTILITIES CO.                     19,410             808
     COGNIZANT CORP.                         12,800             806
     STATE STREET CORP.                      11,600             806
 -   BMC SOFTWARE, INC.                      15,400             800
 -   HEALTHSOUTH CORP.                       29,954             799
 -   PEOPLESOFT, INC.                        17,000             799
     COMERICA, INC.                          12,050             798
 -   QWEST COMMUNICATIONS
      INTERNATIONAL INC.                     22,860             797
     PROGRESSIVE CORP. OF OHIO                5,600             790
 -   3COM CORP.                              25,725             789
     CARDINAL HEALTH, INC.                    8,366             784
     AVON PRODUCTS, INC.                     10,000             775
     COMCAST CORP. CLASS A SPECIAL           19,059             774
     PIONEER HI-BRED INTERNATIONAL, INC.     18,675             773
     THE GOODYEAR TIRE & RUBBER CO.          11,900             767
     RITE AID CORP.                          20,350             764
     CSX CORP.                               16,700             760
     COMPUTER SCIENCES CORP.                 11,854             759
     H.F. AHMANSON & CO.                     10,667             757
     USX-MARATHON GROUP                      22,000             755
     HERSHEY FOODS CORP.                     10,800             745
 -   ASCEND COMMUNICATIONS, INC.             14,980             742
     BB&T CORP.                              10,962             741
     DELTA AIR LINES, INC.                    5,700             737
     THE CLOROX CO.                           7,700             734
     CONSECO INC.                            15,661             732
     MASCO CORP.                             12,000             726
     ROCKWELL INTERNATIONAL CORP.            15,100             726
     ST. PAUL COS., INC.                     17,262             726
 -   KMART CORP.                             37,300             718
     SUMMIT BANCORP.                         15,110             718
 -   TENET HEALTHCARE CORP.                  22,840             714
     AIR PRODUCTS & CHEMICALS, INC.          17,800             712
     BECTON, DICKINSON & CO.                  9,100             706
     LOEWS CORP.                              8,100             706
     SLM HOLDING CORP.                       14,350             703
 -   AES CORP.                               13,314             700
     FORT JAMES CORP.                        15,725             700
     STARWOOD HOTELS & RESORTS REIT          14,487             700
 -   FDX CORPORATION                         11,140             699
     WEYERHAEUSER CO.                        15,100             697
     UNOCAL CORP.                            19,400             693
     OCCIDENTAL PETROLEUM CORP.              25,500             688
 -   COMPUWARE CORP.                         13,400             685
     HOUSTON INDUSTRIES, INC.                21,871             675
     NORTHERN TRUST CORP.                     8,800             671
     LINCOLN NATIONAL CORP.                   7,300             667
 -   CNA FINANCIAL CORP.                     14,100             656
     LEHMAN BROTHERS HOLDINGS, INC.           8,460             656
     CHARLES SCHWAB CORP.                    20,200             656
     AMERICAN ELECTRIC POWER CO., INC.       14,400             653
     AFLAC, INC.                             21,374             648
 -   KOHLS CORP.                             12,500             648
 -   GENENTECH, INC. SPECIAL
      COMMON STOCK                            9,500             645
     ALLTEL CORP.                            13,700             637
 -   LEVEL 3 COMMUNICATIONS, INC.             8,600             636
     SYSCO CORP.                             24,800             635
     BENEFICIAL CORP.                         4,100             628
     ROYAL CARIBBEAN CRUISES, LTD.            7,900             628
     MARRIOTT INTERNATIONAL, INC.
      CLASS A                                19,300             625
 -   TELE-COMMUNICATIONS TCI
      VENTURES GROUP SERIES A                30,953             621
     CORNING, INC.                           17,700             615
     RJR NABISCO HOLDINGS CORP.              25,899             615
     BURLINGTON RESOURCES, INC.              14,250             614
     UNUM CORP.                              11,000             610
     NEWELL CO.                              12,200             608
     INTERPUBLIC GROUP OF COS., INC.         10,000             607
     CAPITAL ONE FINANCIAL CORP.              4,833             600
     PUBLIC SERVICE ENTERPRISE
      GROUP, INC.                            17,400             599
     TRIBUNE CO.                              8,700             599
     UNICOM CORP.                            17,100             599
     OMNICOM GROUP INC.                      12,000             598
     DOMINION RESOURCES, INC.                14,600             595
 -   GATEWAY 2000, INC.                      11,700             592
     THE MCGRAW-HILL COS., INC.               7,100             579
     TJX COS., INC.                          24,000             579
 -   YAHOO!, INC.                             3,650             575
     AMP, INC.                               16,692             574
     DOVER CORP.                             16,600             568
     DRESSER INDUSTRIES, INC.                12,800             564
     EQUITY OFFICE PROPERTIES TRUST REIT     19,884             564
 -   BAY NETWORKS, INC.                      17,345             559
     MBIA, INC.                               7,428             556
     SERVICEMASTER CO.                       14,600             556
     PROVIDIAN FINANCIAL CORP.                7,000             550
     INTIMATE BRANDS, INC.                   19,900             548
 -   PARAMETRIC TECHNOLOGY CORP.             20,042             544
 -   CIENA CORP.                              7,800             543
     PRAXAIR, INC.                           11,600             543
 -   STAPLES, INC.                           18,737             542
     NEW YORK TIMES CO. CLASS A               6,800             539
 -   UNISYS CORP.                            19,100             539
     FIRST AMERICAN CORP. (TENN.)            11,186             538
     COASTAL CORP.                            7,700             537
     WINN-DIXIE STORES, INC.                 10,500             537
     HILTON HOTELS CORP.                     18,800             536
     MCKESSON CORP.                           6,600             536
     THE QUAKER OATS CO.                      9,700             533
     FIRSTENERGY CORP.                       17,137             527
     SOUTHTRUST CORP.                        12,072             525
     FORTUNE BRANDS, INC.                    13,600             523
     ENTERGY CORP.                           18,154             522

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
                                             SHARES           (000)
-------------------------------------------------------------------
     PAYCHEX, INC.                           12,818         $   521
     BROWNING-FERRIS INDUSTRIES, INC.        14,900             518
     TRANSAMERICA CORP.                       4,500             518
     WASHINGTON POST CO. CLASS B                900             518
     CAROLINA POWER & LIGHT CO.              11,900             516
 -   CHANCELLOR MEDIA CORP.                  10,400             516
     INGERSOLL-RAND CO.                      11,700             516
 -   US AIRWAYS GROUP, INC.                   6,500             515
 -   CADENCE DESIGN SYSTEMS, INC.            16,460             514
     PECO ENERGY CORP.                       17,600             514
     MERCANTILE BANCORP, INC.                10,192             513
 -   LORAL SPACE & COMMUNICATIONS            18,100             511
     REPUBLIC NEW YORK CORP.                  8,100             510
     TORCHMARK CORP.                         11,100             508
     PACIFICORP                              22,400             507
     HUNTINGTON BANCSHARES INC.              14,975             502
     NORTH FORK BANCORP, INC.                20,541             502
 -   OWENS-ILLINOIS, INC.                    11,200             501
 -   TOYS R US, INC.                         21,240             500
     BEAR STEARNS CO., INC.                   8,770             499
 -   NEXTEL COMMUNICATIONS, INC.             19,979             497
     UNION CARBIDE CORP.                      9,300             496
     R.R. DONNELLEY & SONS CO.               10,800             494
     AMERICAN STORES CO.                     20,400             493
     THE LIMITED, INC.                       14,881             493
     TRW, INC.                                9,000             492
 -   GENERAL INSTRUMENT CORP.                18,000             489
     THE CIT GROUP, INC.                     13,000             488
     JEFFERSON-PILOT CORP.                    8,425             488
     THE DUN & BRADSTREET CORP.              13,400             487
     COOPER INDUSTRIES, INC.                  8,800             483
 -   FRED MEYER INC.                         11,368             483
     CRESTAR FINANCIAL CORP.                  8,797             480
     MGIC INVESTMENT CORP.                    8,400             479
     NORTHROP GRUMMAN CORP.                   4,624             477
 -   SEMPRA ENERGY                           17,172             476
     SAFECO CORP.                            10,400             472
     CINCINNATI FINANCIAL CORP.              12,213             469
     SYNOVUS FINANCIAL CORP.                 19,737             469
 -   PROFFITT'S, INC.                        11,600             468
     ROHM & HAAS CO.                          4,500             468
     STAR BANC CORP.                          7,300             466
     MERCURY GENERAL CORP.                    7,200             464
     SOUTHWEST AIRLINES CO.                  15,625             463
     GENUINE PARTS CO.                       13,350             461
     GOLDEN WEST FINANCIAL CORP.              4,300             457
     TENNECO, INC.                           12,000             457
     BAKER HUGHES, INC.                      13,165             455
 -   SEAGATE TECHNOLOGY                      19,068             454
 -   CONTINENTAL AIRLINES, INC. CLASS B       7,400             450
     CENTRAL & SOUTH WEST CORP.              16,700             449
     DOLLAR GENERAL CORP.                    11,340             449
     CROWN CORK & SEAL CO., INC.              9,300             442
     HARLEY-DAVIDSON, INC.                   11,300             438
     CINERGY CORP.                           12,462             436
     DTE ENERGY CO.                          10,800             436
     DEKALB GENETICS CORP. CLASS B            4,600             435
     BLACK & DECKER CORP.                     7,100             433
     GREEN TREE FINANCIAL CORP.              10,100             432
 -   HEALTH MANAGEMENT ASSOCIATES
      CLASS A                                12,880             431
     EATON CORP.                              5,500             428
     REGIONS FINANCIAL CORP.                 10,436             428
     DONALDSON, LUFKIN & JENRETTE, INC.       8,400             427
 -   ROBERT HALF INTERNATIONAL, INC.          7,650             427
 -   BEST BUY CO., INC.                      11,800             426
     NORDSTROM, INC.                          5,500             425
     DIAMOND OFFSHORE DRILLING, INC.         10,600             424
     PAINEWEBBER GROUP, INC.                  9,900             424
     VF CORP.                                 8,200             422
     CONSOLIDATED NATURAL GAS CO.             7,100             418
     GENERAL DYNAMICS CORP.                   9,000             418
     DANA CORP.                               7,800             417
     SHERWIN-WILLIAMS CO.                    12,500             414
     GEORGIA PACIFIC GROUP                    7,000             412
 -   CMG INFORMATION SERVICES, INC.           5,800             410
     AVERY DENNISON CORP.                     7,600             408
     ARCO CHEMICAL CO.                        7,100             407
     UNIONBANCAL CORP.                        4,200             405
     AMEREN CORP.                            10,148             403
     FIRSTAR CORP.                           10,600             403
 -   THERMO ELECTRON CORP.                   11,762             402
     THE TIMES MIRROR CO. CLASS A             6,400             402
 -   NETWORK ASSOCIATES, INC.                 8,383             401
     EQUIFAX, INC.                           11,000             399
 -   NCR CORP.                               12,281             399
     HASBRO, INC.                            10,100             397
     RAYTHEON CO. CLASS A                     6,845             394
     COUNTRYWIDE CREDIT INDUSTRIES, INC.      7,747             393
     MARSHALL & ILSLEY CORP.                  7,678             392
     RUBBERMAID, INC.                        11,800             392
     STRYKER CORP.                           10,200             391
     M & T BANK CORP.                           700             388
 -   AUTOZONE INC.                           12,000             383
 -   ADC TELECOMMUNICATIONS, INC.            10,400             380
     DOW JONES & CO., INC.                    6,800             379
     TYSON FOODS, INC.                       17,460             379
     WHIRLPOOL CORP.                          5,500             378
     KANSAS CITY SOUTHERN
      INDUSTRIES, INC.                        7,600             377
 -   MICRON TECHNOLOGY, INC.                 15,200             377
     FRONTIER CORP.                          11,900             375
 -   MARKETSPAN CORP.                        12,454             373
 -   PROMUS HOTEL CORP.                       9,636             371
     EASTMAN CHEMICAL CO.                     5,950             370
     LEGGETT & PLATT, INC.                   14,800             370
     W.W. GRAINGER, INC.                      7,400             369
     PROVIDENT COS., INC.                    10,680             368
     CINTAS CORP.                             7,200             367
     NEW CENTURY ENERGIES, INC.               8,070             367
 -   OFFICE DEPOT, INC.                      11,625             367
 -   OUTDOOR SYSTEMS, INC.                   13,000             364
     BALTIMORE GAS & ELECTRIC CO.            11,700             363
     GENERAL MOTORS CORP. CLASS H             7,700             363
 -   HUMANA, INC.                            11,600             362
     TANDY CORP.                              6,800             361
     TOSCO CORP.                             12,300             361
     UST, INC.                               13,300             359
     AMERADA HESS CORP.                       6,600             358
     CAMCO INTERNATIONAL, INC.                4,570             356
     JOHNSON CONTROLS, INC.                   6,200             355
 -   TRICON GLOBAL RESTAURANTS, INC.         11,140             353

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
BALANCED INDEX FUND                          SHARES           (000)
-------------------------------------------------------------------
 -   ACCUSTAFF, INC.                         11,254        $    352
     GPU, INC.                                9,300             352
 -   U.S. FILTER CORP.                       12,554             352
     GALILEO INTERNATIONAL, INC.              7,700             347
     SOUTHERN NEW ENGLAND
      TELECOMMUNICATIONS CORP.                5,300             347
 -   USA NETWORKS, INC.                      13,820             347
     MAYTAG CORP.                             7,000             346
     EQUITY RESIDENTIAL PROPERTIES
      TRUST REIT                              7,281             345
     LINEAR TECHNOLOGY CORP.                  5,700             344
     INTERNATIONAL FLAVORS &
      FRAGRANCES, INC.                        7,900             343
     EL PASO NATURAL GAS                      8,896             340
     FOOD LION INC. CLASS A                  32,000             340
 -   LYCOS, INC.                              4,518             340
 -   R & B FALCON CORP.                      15,018             340
 -   WESTERN ATLAS, INC.                      4,000             340
 -   AMAZON.COM, INC.                         3,400             339
     CHAMPION INTERNATIONAL CORP.             6,900             339
     NORTHERN STATES POWER CO.               11,800             338
 -   TELEPORT COMMUNICATIONS
      GROUP INC.                              6,236             338
     CIRCUIT CITY STORES, INC.                7,200             337
 -   STARBUCKS CORP.                          6,300             337
     AMSOUTH BANCORP                          8,550             336
 -   SOLECTRON CORP.                          8,000             336
     SONAT, INC.                              8,700             336
 -   UAL CORP.                                4,300             335
     ALLEGHENY TELEDYNE INC.                 14,596             334
     COLUMBIA ENERGY GROUP                    6,000             334
     HARCOURT GENERAL, INC.                   5,600             333
     THE BFGOODRICH CO.                       6,700             332
 -   AT HOME CORP. SERIES A                   7,000             331
     BLOUNT INTERNATIONAL, INC.              11,600             331
     DANAHER CORP.                            9,000             330
     T. ROWE PRICE                            8,800             330
 -   STORAGE TECHNOLOGY CORP.                 7,592             329
     UNION PLANTERS CORP.                     5,600             329
     BROWN-FORMAN CORP. CLASS B               5,100             328
     DILLARD'S INC.                           7,900             327
     POPULAR, INC.                            4,900             326
     UNION PACIFIC RESOURCES
      GROUP, INC.                            18,581             326
     KNIGHT RIDDER                            5,900             325
 -   MAXIM INTEGRATED PRODUCTS, INC.         10,200             323
     E.W. SCRIPPS CO. CLASS A                 5,900             323
     ITT INDUSTRIES, INC.                     8,600             321
     H & R BLOCK, INC.                        7,600             320
 -   STERLING COMMERCE, INC.                  6,607             320
     TRANSOCEAN OFFSHORE, INC.                7,200             320
     ZIONS BANCORP                            6,000             319
     CHARTER ONE FINANCIAL                    9,390             316
     FLUOR CORP.                              6,200             316
     VASTAR RESOURCES, INC.                   7,200             315
     ESTEE LAUDER COS. CLASS A                4,500             314
     RELIASTAR FINANCIAL CORP.                6,538             314
     HILLENBRAND INDUSTRIES, INC.             5,200             312
 -   CERIDIAN CORP.                           5,300             311
     AMBAC FINANCIAL GROUP INC.               5,300             310
     PARKER HANNIFIN CORP.                    8,100             309
     REYNOLDS METALS CO.                      5,500             308
 -   WELLPOINT HEALTH NETWORKS INC.
      CLASS A                                 4,168             308
     MOLEX, INC.                             12,287             307
 -   NOVELL, INC.                            24,000             306
     FIRST TENNESSEE NATIONAL CORP.           9,600             303
 -   SYBRON INTERNATIONAL CORP.              12,008             303
     DIME BANCORP, INC.                      10,028             300
     LG&E ENERGY CORP.                       11,079             300
     CMS ENERGY CORP.                         6,800             299
     NEWMONT GOLD CO.                        12,100             299
     ALLMERICA FINANCIAL CORP.                4,589             298
     BIOMET, INC.                             9,000             298
     ANADARKO PETROLEUM CORP.                 4,400             296
     TOTAL SYSTEM SERVICES, INC.             14,100             296
     A.G. EDWARDS & SONS, INC.                6,887             294
     NUCOR CORP.                              6,400             294
     OLD REPUBLIC INTERNATIONAL CORP.        10,025             294
     CRESCENT REAL ESTATE, INC. REIT          8,700             293
 -   LEXMARK INTERNATIONAL GROUP, INC.
      CLASS A                                 4,800             293
 -   BARR LABS INC.                           7,350             292
     CENTURY TELEPHONE
      ENTERPRISES, INC.                       6,375             292
 -   J.D. EDWARDS & CO.                       6,800             292
     FLORIDA PROGRESS CORP.                   7,100             292
     HERCULES, INC.                           7,100             292
 -   ANALOG DEVICES, INC.                    11,866             291
     FIRST SECURITY CORP.                    13,562             290
 -   WATSON PHARMACEUTICALS, INC.             6,200             289
     CINCINNATI BELL, INC.                   10,000             286
 -   SCI SYSTEMS, INC.                        7,600             286
     ECOLAB, INC.                             9,200             285
     INTERSTATE BAKERIES CORP.                8,600             285
 -   JONES APPAREL GROUP, INC.                7,800             285
     PACCAR, INC.                             5,450             285
     FAMILY DOLLAR STORES, INC.              15,300             283
     CMAC INVESTMENT CORP.                    4,574             281
     MYLAN LABORATORIES, INC.                 9,350             281
     AMERICAN GREETINGS CORP. CLASS A         5,500             280
 -   CONSOLIDATED STORES, INC.                7,723             280
     SIMON DEBARTOLO GROUP, INC. REIT         8,584             279
     VALERO ENERGY CORP.                      8,400             279
 -   NORTHWEST AIRLINES CORP. CLASS A         7,200             278
 -   MIRAGE RESORTS, INC.                    13,000             277
     NIPSCO INDUSTRIES, INC.                  9,900             277
 -   360 COMMUNICATIONS CO.                   8,646             277
 -   QUALCOMM, INC.                           4,900             275
     ASHLAND, INC.                            5,300             274
 -   HOST MARRIOTT CORP.                     15,400             274
     THE STANLEY WORKS                        6,600             274
 -   APPLE COMPUTER, INC.                     9,500             273
 -   ALZA CORP.                               6,300             272
 -   LEAR CORP.                               5,300             272
 -   SUNGARD DATA SYSTEMS, INC.               7,100             272
     AMERICAN BANKERS
      INSURANCE GROUP                         4,500             271
     PP&L RESOURCES INC.                     11,900             270
     PINNACLE WEST CAPITAL CORP.              6,000             270
 -   EVI WEATHERFORD, INC.                    7,228             268
     NEWMONT MINING CORP.                    11,342             268

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
                                             SHARES           (000)
-------------------------------------------------------------------
 -   BED BATH & BEYOND, INC.                  5,148         $   267
     WISCONSIN ENERGY CORP.                   8,800             267
 -   BIOGEN, INC.                             5,400             265
     SUN CO., INC.                            6,837             265
     HARRIS CORP.                             5,900             264
 -   LHS GROUP, INC.                          4,000             264
 -   KEANE, INC.                              4,700             263
     COMCAST CORP. CLASS A                    6,600             262
     TECO ENERGY, INC.                        9,700             260
     ALLEGHENY ENERGY, INC.                   8,600             259
     OLD KENT FINANCIAL CORP.                 7,203             259
     WILLAMETTE INDUSTRIES, INC.              8,100             259
     ONE VALLEY BANCORP OF
      WEST VIRGINIA INC.                      7,100             258
     TRAVELERS PROPERTY CASUALTY CORP.        6,000             257
     CASE CORP.                               5,300             256
 -   GULFSTREAM AEROSPACE CORP.               5,500             256
 -   QUINTILES TRANSNATIONAL CORP.            5,200             256
     SIGMA-ALDRICH CORP.                      7,300             256
     MEDIA GENERAL, INC. CLASS A              5,200             254
     SONOCO PRODUCTS CO.                      8,370             253
     UNION CAMP CORP.                         5,100             253
     SANTA FE INTERNATIONAL CORP.             8,300             251
     ENERGY EAST CORP.                        6,000             250
     VORNADO REALTY TRUST REIT                6,300             250
 -   GLOBAL MARINE, INC.                     13,300             249
 -   ABERCROMBIE & FITCH CO.                  5,599             246
 -   FOUNDATION HEALTH SYSTEMS
      CLASS A                                 9,340             246
     PUBLIC STORAGE, INC. REIT                8,718             244
 -   TECHNOLOGY SOLUTIONS CO.                 7,700             244
     APACHE CORP.                             7,700             243
     ENRON OIL & GAS CO.                     12,000             243
     KEYSTONE FINANCIAL, INC.                 6,561             243
 -   FISERV, INC.                             5,700             242
     ICN PHARMACEUTICALS, INC.                5,293             242
 -   TEKELEC                                  5,400             242
     THE MEAD CORP.                           7,600             241
 -   CAMBRIDGE TECHNOLOGY PARTNERS            4,400             240
     PHELPS DODGE CORP.                       4,200             240
 -   SECURITY CAPITAL GROUP INC. CLASS B      9,000             240
     BHC COMMUNICATIONS, INC. CLASS A         1,700             239
     FARMER BROTHERS, INC.                    1,000             239
     FINOVA GROUP, INC.                       4,200             238
 -   GARTNER GROUP, INC. CLASS A              6,800             238
     IMC GLOBAL INC.                          7,889             238
 -   NOBLE DRILLING CORP.                     9,900             238
     WENDY'S INTERNATIONAL, INC.             10,100             237
     SCANA CORP.                              7,900             236
     MAGNA GROUP                              4,152             235
     WESCO FINANCIAL CORP.                      600             235
 -   K-V PHARMACEUTICAL CO. CLASS A          10,350             234
     MARTIN MARIETTA MATERIALS, INC.          5,210             234
     PATRIOT AMERICAN HOSPITALITY,
      INC. REIT                               9,747             233
     ALLERGAN, INC.                           5,000             232
 -   AMERICAN STANDARD COS., INC.             5,200             232
     MICHAEL FOODS GROUP, INC.                7,900             232
 -   THERMO INSTRUMENT SYSTEMS, INC.          8,831             232
     COMPASS BANCSHARES INC.                  5,100             230
     GREEN POINT FINANCIAL CORP.              6,100             230
     DOLE FOOD CO.                            4,600             229
     CENTRAL PARKING CORP.                    5,000             228
     MORTON INTERNATIONAL, INC.               9,100             228
 -   POLICY MANAGEMENT SYSTEMS CORP.          5,800             228
     ECHLIN, INC.                             4,600             226
 -   LSI LOGIC CORP.                          9,800             226
     SECURITY CAPITAL INDUSTRIAL
      TRUST REIT                              9,052             226
 -   SIEBEL SYSTEMS, INC.                     7,021             226
 -   SYNOPSYS, INC.                           4,945             226
 -   DSC COMMUNICATIONS CORP.                 7,500             225
     LIZ CLAIBORNE, INC.                      4,300             225
     OMNICARE, INC.                           5,900             225
     PERKIN-ELMER CORP.                       3,625             225
 -   ADVANCED FIBRE COMMUNICATIONS            5,600             224
     VULCAN MATERIALS CO.                     2,100             224
     CCB FINANCIAL CORP.                      2,100             223
 -   CENTURY COMMUNICATIONS CORP.
      CLASS A                                11,897             223
     PIER 1 IMPORTS INC.                      9,307             222
 -   VISIX INC.                               3,729             222
     A. H. BELO CORP. CLASS A                 9,048             221
 -   ELECTRONIC ARTS INC.                     4,100             221
     SOLUTIA, INC.                            7,700             221
     TEMPLE-INLAND INC.                       4,100             221
     ALLEGIANCE CORP.                         4,300             220
     ASSOCIATED BANC-CORP.                    5,834             219
     ENGELHARD CORP.                         10,800             219
 -   KLA-TENCOR CORP.                         7,900             219
     U.S. SURGICAL CORP.                      4,800             219
     ALLIED CAPITAL CORP.                     8,880             218
 -   EXPRESS SCRIPTS                          2,700             218
 -   FOREST LABORATORIES, INC.                6,100             218
 -   PACIFICARE HEALTH SYSTEMS INC.
      CLASS B                                 2,468             218
 -   RELTEC CORP.                             4,800             216
     DELUXE CORP.                             6,000             215
     1ST BANCORP (INDIANA)                    5,034             214
 -   INTUIT, INC.                             3,500             214
     THE ST. JOE COMPANY                      7,800             214
 -   ST. JUDE MEDICAL, INC.                   5,822             214
     CENTURA BANKS, INC.                      3,400             213
     DPL INC.                                11,750             213
 -   EXCEL COMMUNICATIONS, INC.               9,300             213
     U.S. INDUSTRIES, INC.                    8,590             213
     ADOBE SYSTEMS, INC.                      5,000             212
 -   CITRIX SYSTEMS, INC.                     3,100             212
 -   JACOR COMMUNICATIONS, INC.               3,600             212
     TREDEGAR INDUSTRIES INC.                 2,500             212
     BAUSCH & LOMB, INC.                      4,200             211
     INTERNATIONAL GAME TECHNOLOGY            8,700             211
 -   CONCORD EFS, INC.                        8,052             210
 -   SEALED AIR CORP.                         5,701             210
     WESTVACO CORP.                           7,450             210
     ARMSTRONG WORLD INDUSTRIES INC.          3,100             209
     COMDISCO, INC.                          11,000             209
     READER'S DIGEST ASSN., INC.
      CLASS A                                 7,700             209
     HIBERNIA CORP. CLASS A                  10,300             208
     POTOMAC ELECTRIC POWER CO.               8,300             208
 -   QUANTUM CORP.                           10,000             208

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
BALANCED INDEX FUND                          SHARES           (000)
-------------------------------------------------------------------
     SOVEREIGN BANCORP, INC.                 12,729         $   208
 -   AMERICAN POWER
      CONVERSION CORP.                        6,900             207
 -   DST SYSTEMS, INC.                        3,700             207
 -   FORE SYSTEMS, INC.                       7,800             207
 -   COHERENT COMMUNICATIONS
      SYSTEMS CORP.                           4,400             206
     HF FINANCIAL CORP.                       9,000             206
     SUNDSTRAND CORP.                         3,600             206
 -   PAYLESS SHOESOURCE, INC.                 2,780             205
     USX-U.S. STEEL GROUP                     6,200             205
     AMERICAN FINANCIAL GROUP, INC.           4,700             204
 -   VITESSE SEMICONDUCTOR CORP.              6,600             204
     KERR-MCGEE CORP.                         3,500             203
 -   RAMBUS INC.                              3,300             202
     THOMAS & BETTS CORP.                     4,100             202
 -   LITTON INDUSTRIES, INC.                  3,400             201
     TRANSATLANTIC HOLDINGS, INC.             2,600             201
 -   BORDERS GROUP, INC.                      5,400             200
 -   U.S. CELLULAR CORP.                      6,500             200
     COMMERCE BANCSHARES, INC.                4,078             199
 -   COOPER CAMERON CORP.                     3,900             199
     NEW ENGLAND ELECTRIC SYSTEM              4,600             199
     TCF FINANCIAL CORP.                      6,756             199
     GIANT FOOD, INC. CLASS A                 4,600             198
     HUBBELL INC. CLASS B                     4,750             198
 -   TOTAL RENAL CARE HOLDINGS, INC.          5,735             198
     HORMEL FOODS CORP.                       5,700             197
     MERCANTILE BANKSHARES CORP.              5,650             197
     DQE INC.                                 5,450             196
     MCCORMICK & CO., INC.                    5,500             196
     MILLENNIUM CHEMICALS, INC.               5,800             196
     MEDITRUST CORP.                          6,985             195
 -   SEPRACOR INC.                            4,700             195
     SUPERVALU INC.                           4,400             195
 -   AMERICA WEST HOLDINGS CORP.
      CLASS B                                 6,800             194
     FIRST COMMERCIAL CORP.                   2,795             194
     VIAD CORP.                               7,000             194
 -   CHIRON CORP.                            12,304             193
 -   PIXAR, INC.                              3,200             193
     SOUTHDOWN, INC.                          2,700             193
     THE WARNACO GROUP, INC. CLASS A          4,520             192
 -   ADVANCED MICRO DEVICES, INC.            11,200             191
 -   SOUTHERN UNION CO.                       5,911             191
 -   GLOBAL TELESYSTEMS GROUP, INC.           3,900             190
 -   NATIONAL-OILWELL, INC.                   7,100             190
 -   SNYDER COMMUNICATIONS, INC.              4,320             190
     AIRBORNE FREIGHT CORP.                   5,400             189
 -   ALTERA CORP.                             6,400             189
     FEDERAL-MOGUL CORP.                      2,800             189
     FIRST AMERICAN FINANCIAL CORP.           2,100             189
     USG CORP.                                3,500             189
 -   WHOLE FOODS MARKET, INC.                 3,100             188
     INTERSTATE ENERGY CORP.                  5,752             187
     ULTRAMAR DIAMOND SHAMROCK CORP.          5,937             187
 -   XILINX, INC.                             5,500             187
     DEPUY, INC.                              6,600             186
     KUHLMAN CORP.                            4,700             186
 -   VENATOR GROUP, INC.                      9,700             186
     JOHNS MANVILLE CORP.                    12,300             185
 -   THERAGENICS CORP.                        7,116             185
 -   AMES DEPARTMENT STORES, INC.             7,000             184
     AMERICAN WATER WORKS CO., INC.           5,900             183
 -   CALENERGY CO.                            6,100             183
 -   CENTOCOR, INC.                           5,052             183
     CONECTIV, INC.                           8,950             183
     NORTHWEST BANCORP, INC.                 11,600             183
 -   ORGANOGENESIS, INC.                      9,276             183
     RICHFOOD HOLDINGS, INC.                  8,850             183
     MURPHY OIL CORP.                         3,600             182
     FIRST VIRGINIA BANKS, INC.               3,550             181
     GREAT LAKES CHEMICAL CORP.               4,600             181
 -   WINSLOW FURNITURE CO.                    6,700             181
 -   ALLIED WASTE INDUSTRIES, INC.            7,500             180
     CONSOLIDATED PAPERS                      6,600             180
     KN ENERGY, INC.                          3,328             180
 -   PREMIER PARKS INC.                       2,700             180
     PROTECTIVE LIFE CORP.                    4,900             180
     APPLIED POWER, INC.                      5,200             179
     ENSCO INTERNATIONAL, INC.               10,324             179
 -   MCLEOD, INC.                             4,600             179
     DARDEN RESTAURANTS INC.                 11,200             178
     LYONDELL PETROCHEMICAL CO.               5,800             177
     PENNZOIL CO.                             3,500             177
     TELEPHONE & DATA SYSTEMS, INC.           4,500             177
     DEAN FOODS CORP.                         3,200             176
 -   INTERMEDIA COMMUNICATIONS INC.           4,200             176
 -   MOHAWK INDUSTRIES, INC.                  5,550             176
 -   REXALL SUNDOWN, INC.                     5,000             176
 -   UNIPHASE CORP.                           2,800             176
     MANPOWER INC.                            6,100             175
 -   TOLL BROTHERS, INC.                      6,100             175
     WESTERN RESOURCES, INC.                  4,500             175
 -   APOLLO GROUP, INC. CLASS A               5,250             174
 -   BARNES & NOBLE, INC.                     4,648             174
     PIONEER NATURAL RESOURCES CO.            7,300             174
     SHAW INDUSTRIES, INC.                    9,900             174
     BRUNSWICK CORP.                          7,000             173
     MANOR CARE INC.                          4,500             173
 -   CITIZENS UTILITIES CO. CLASS B          17,854             172
 -   IMMUNEX CORP.                            2,600             172
     NALCO CHEMICAL CO.                       4,900             172
 -   ARROW ELECTRONICS, INC.                  7,874             171
     RAYCHEM CORP.                            5,800             171
 -   WILLIAMS SONOMA, INC.                    5,384             171
     AVALON BAY COMMUNITIES                   4,481             170
 -   HARRAH'S ENTERTAINMENT, INC.             7,300             170
     HERMAN MILLER, INC.                      7,000             170
     PEOPLES BANK OF BRIDGEPORT               4,900             170
     ROUSE CO. REIT                           5,400             170
     UNITED TELEVISION, INC.                  1,487             170
     ASA HOLDINGS INC.                        3,400             169
 -   BJ SERVICES CO.                          5,826             169
     DIAL CORP.                               6,500             169
 -   ENVIROTEST SYSTEMS CORP. CLASS A        10,800             169
 -   FAIRFIELD COMMUNITIES, INC.              8,800             169
     FINA INC.                                2,600             169
     FLORIDA ROCK INDUSTRIES, INC.            5,800             169
 -   IOMEGA CORP.                            28,700             169
 -   I2 TECHNOLOGIES, INC.                    4,800             169
     ROPER INDUSTRIES INC.                    6,472             169

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
    BEMIS CO., INC.                          4,100         $   168
-   COMPUSA, INC.                            9,300             168
    CULLEN/FROST BANKERS, INC.               3,100             168
    STEWART ENTERPRISES, INC. CLASS A        6,300             168
-   CABLEVISION SYSTEMS CORP. CLASS B        2,000             167
-   CANANDAIGUA BRANDS, INC. CLASS A         3,392             167
    NOBLE AFFILIATES, INC.                   4,400             167
    RYDER SYSTEM, INC.                       5,300             167
    SYMBOL TECHNOLOGIES, INC.                4,425             167
    UNITRIN, INC.                            2,400             167
-   AFFILIATED COMPUTER SERVICES, INC.       4,310             166
-   COMVERSE TECHNOLOGY, INC.                3,200             166
    FREEPORT-MCMORAN COPPER &
     GOLD INC. CLASS B                      10,954             166
    MERCANTILE STORES CO., INC.              2,100             166
-   PRIMARK CORP.                            5,300             166
    PUGET SOUND ENERGY INC.                  6,180             166
-   VIKING OFFICE PRODUCTS                   5,300             166
    BERGEN BRUNSWIG CORP. CLASS A            3,550             165
    CAPITAL RE CORP.                         2,300             165
-   GENERAL NUTRITION COS., INC.             5,300             165
    MID AM INC.                              6,549             165
    PALL CORP.                               8,066             165
-   ARTERIAL VASCULAR ENGINEERING, INC.      4,600             164
    C.R. BARD, INC.                          4,300             164
-   FMC CORP.                                2,400             164
    FLEETWOOD ENTERPRISES, INC.              4,100             164
    HOMESTAKE MINING CO.                    15,800             164
-   NOVELLUS SYSTEMS, INC.                   4,600             164
-   ORYX ENERGY CO.                          7,400             164
-   SOFAMOR DANEK GROUP, INC.                1,900             164
    IRWIN FINANCIAL CORP.                    5,600             163
    PEOPLES HERITAGE FINANCIAL
     GROUP INC.                              6,900             163
    WHITMAN CORP.                            7,100             163
    GRACO, INC.                              4,650             162
-   PMC SIERRA INC.                          3,466             162
    POE & BROWN, INC.                        4,350             162
    UTILICORP UNITED, INC.                   4,300             162
    BOWATER INC.                             3,400             161
    CLAYTON HOMES INC.                       8,482             161
-   GP STRATEGIES CORP.                     11,040             161
-   NETSCAPE COMMUNICATIONS CORP.            5,940             161
    THE PMI GROUP INC.                       2,200             161
    CRANE CO.                                3,300             160
-   GARDNER DENVER INC.                      5,796             160
    HARSCO CORP.                             3,500             160
-   NIAGARA MOHAWK POWER CORP.              10,700             160
    U.S. TRUST CORP.                         2,098             160
-   EXCITE, INC.                             1,700             159
-   FRUIT OF THE LOOM, INC.                  4,800             159
-   GENESCO, INC.                            9,750             159
    LEUCADIA NATIONAL CORP.                  4,800             159
-   NAVISTAR INTERNATIONAL CORP.             5,500             159
-   NORTHEAST UTILITIES                      9,400             159
    OWENS CORNING                            3,900             159
-   BJ'S WHOLESALE CLUB, INC.                3,900             158
    FIRST SOURCE CORP.                       4,413             158
    HEALTH AND RETIREMENT
     PROPERTIES TRUST                        8,400             158
-   U.S. RENTALS, INC.                       4,000             158
    COMMERCIAL FEDERAL CORP.                 4,959             157
-   FURNITURE BRANDS INTERNATIONAL INC.      5,600             157
-   KEEBLER FOODS CO.                        5,700             157
    PENTAIR, INC.                            3,700             157
-   STERLING SOFTWARE, INC.                  5,300             157
    THE TIMBER CO.                           6,800             157
-   MUELLER INDUSTRIES INC.                  4,200             156
-   SAFESKIN CORP.                           3,800             156
-   ANCHOR GAMING                            2,000             155
-   CABLE DESIGN TECHNOLOGIES                7,500             155
-   CHRIS-CRAFT INDUSTRIES, INC.             2,842             155
    KAYDON CORP.                             4,400             155
    MCDERMOTT INTERNATIONAL, INC.            4,500             155
    MEREDITH CORP.                           3,300             155
    SPIEKER PROPERTIES, INC. REIT            4,000             155
-   SYNTEL, INC.                             4,950             155
    WASHINGTON FEDERAL INC.                  5,606             155
-   BEL FUSE, INC.                           6,900             154
    CNB BANCSHARES, INC.                     3,200             154
    COMPUTER TASK GROUP, INC.                4,600             154
    GENCORP, INC.                            6,100             154
-   SILICON GRAPHICS, INC.                  12,704             154
    AVNET, INC.                              2,800             153
    METRIS COS., INC.                        2,400             153
-   NATIONAL SEMICONDUCTOR CORP.            11,600             153
-   PLATINUM SOFTWARE CO.                    6,274             153
-   SMITHFIELD FOODS, INC.                   5,000             153
    CABOT CORP.                              4,700             152
-   CIBER, INC.                              4,000             152
    CENTEX CORP.                             4,000             151
    SECURITY CAPITAL PACIFIC, INC. REIT      6,700             151
    UNIFI, INC.                              4,400             151
-   AMERICREDIT CORP.                        4,200             150
    FFY FINANCIAL CORP.                      4,600             150
    ILLINOVA CORP.                           5,000             150
    INTEGRATED HEALTH SERVICES, INC.         4,000             150
    OLIN CORP.                               3,600             150
    TCA CABLE TELEVISION, INC.               2,500             150
-   TECH DATA CORP.                          3,500             150
-   CABLETRON SYSTEMS, INC.                 11,110             149
    NGC CORP.                               11,900             149
    PACIFIC CENTURY FINANCIAL CORP.          6,200             149
-   PLATINUM TECHNOLOGY, INC.                5,200             149
    PULTE CORP.                              5,000             149
    SEI CORP.                                2,400             149
-   SHOWBIZ PIZZA TIME, INC.                 3,700             149
    AUTODESK, INC.                           3,820             148
    BOSTON PROPERTIES, INC. REIT             4,300             148
-   CYTEC INDUSTRIES, INC.                   3,342             148
    NATIONAL BANKCORP OF ALASKA INC.         4,800             148
    PREMARK INTERNATIONAL, INC.              4,600             148
    TEXAS INDUSTRIES, INC.                   2,800             148
    AMERICAN NATIONAL INSURANCE CO.          1,400             147
    HUBCO, INC.                              4,110             147
    IPALCO ENTERPRISES, INC.                 3,300             147
-   PATTERSON DENTAL CO.                     4,000             147
-   TERADYNE, INC.                           5,500             147
-   YOUNG & RUBICAM INC.                     4,600             147
-   DOLLAR TREE STORES, INC.                 3,600             146

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   OCEAN ENERGY, INC.                       7,438         $   146
    AMB PROPERTY CORP.                       5,900             145
    BEC ENERGY                               3,500             145
    CAPITOL BANCORP LTD.                     5,808             145
    LAFARGE CORP.                            3,700             145
-   TECHNE                                   7,600             145
    TIDEWATER, INC.                          4,400             145
    ELCOR CORP.                              5,700             144
-   DENDRITE INTERNATIONAL, INC.             3,800             143
    FIRST MIDWEST BANCORP                    3,250             143
    FLOWERS INDUSTRIES, INC.                 7,000             143
-   FOOTSTAR INC.                            2,984             143
-   GENZYME CORP.                            5,600             143
-   LINCARE HOLDINGS, INC.                   3,400             143
    MALLINCKRODT, INC.                       4,800             143
-   NTL INC.                                 2,667             143
-   NEIMAN MARCUS GROUP INC.                 3,300             143
-   QUORUM HEALTH GROUP, INC.                5,400             143
    SNAP-ON INC.                             3,950             143
-   YOUNG BROADCASTING INC.                  2,200             143
    EVEREST REINSURANCE HOLDINGS, INC.       3,700             142
    HARTE-HANKS, INC.                        5,500             142
    KENNAMETAL, INC.                         3,400             142
-   MARKEL CORP.                               800             142
    NATIONAL SERVICE INDUSTRIES, INC.        2,800             142
-   PLAYTEX PRODUCTS, INC.                   8,900             142
    RELIANCE GROUP HOLDINGS                  8,100             142
-   SCOTTS CO.                               3,800             142
-   SILICON VALLEY BANCSHARES                4,000             142
    CKE RESTAURANTS INC.                     3,410             141
    LIBERTY CORP.                            2,800             141
    MIDAMERICAN ENERGY CO.                   6,500             141
-   NABORS INDUSTRIES, INC.                  7,100             141
-   BETHLEHEM STEEL CORP.                   11,240             140
    BOWNE & CO., INC.                        3,100             140
    GATX CORP.                               3,200             140
    IKON OFFICE SOLUTIONS, INC.              9,600             140
    OGE ENERGY CORP.                         5,200             140
-   OFFICEMAX, INC.                          8,500             140
-   TELETECH HOLDINGS INC.                  11,400             140
    MONTANA POWER CO.                        4,000             139
-   SANMINA CORP.                            3,200             139
    THE TIMKEN CO.                           4,500             139
-   BROADVISION, INC.                        5,800             138
-   ORTHODONTIC CENTERS OF
     AMERICA, INC.                           6,600             138
    PEOPLES FIRST                            3,935             138
    POGO PRODUCING CO.                       5,500             138
-   TRIANGLE PACIFIC CORP.                   2,500             138
    BSB BANCORP, INC.                        4,530             137
    MCN ENERGY GROUP INC.                    5,500             137
    NABISCO HOLDINGS CORP. CLASS A           3,800             137
-   OUTBACK STEAKHOUSE                       3,500             137
    PROVIDENT FINANCIAL GROUP, INC.          3,000             137
    PUERTO RICAN CEMENT CO., INC.            2,900             137
    UNITED DOMINION INDUSTRIES LTD.          4,100             137
-   VERITAS SOFTWARE CORP.                   3,300             137
    WHITNEY HOLDINGS                         2,705             137
    CNF TRANSPORTATION, INC.                 3,200             136
-   CERNER CORP.                             4,800             136
    COMMUNITY FIRST BANKSHARES               5,200             136
    D. R. HORTON, INC.                       6,500             136
-   EXTENDED STAY AMERICA, INC.             12,093             136
    HANNAFORD BROTHERS CO.                   3,100             136
-   NEXTLINK COMMUNICATIONS, INC.            3,600             136
    RUSSELL CORP.                            4,500             136
    FREMONT GENERAL CORP.                    2,500             135
    FLOWSERVE CORP.                          5,440             134
-   IDX SYSTEMS CORP.                        2,900             134
    LANDMARK BANCSHARE, INC.                 4,900             134
    N L INDUSTRIES, INC.                     6,700             134
    ORANGE & ROCKLAND UTILITIES, INC.        2,500             134
-   PLANTRONICS, INC.                        2,600             134
    R.L.I. CORP.                             3,281             134
-   CATELLUS DEVELOPMENT CORP.               7,500             133
    KAUFMAN & BROAD HOME CORP.               4,200             133
-   IMPERIAL CREDIT                          5,600             132
    MID-IOWA FINANCIAL CORP.                12,000             132
-   PAYMENTECH, INC.                         6,400             132
    TUPPERWARE CORP.                         4,700             132
    WERNER ENTERPRISES, INC.                 6,938             132
-   ASPEN TECHNOLOGIES, INC.                 2,600             131
-   E*TRADE GROUP, INC.                      5,700             131
    KELLY SERVICES, INC. CLASS A             3,700             131
-   METROMEDIA FIBER NETWORK, INC.           2,800             131
-   HENRY SCHEIN, INC.                       2,835             131
-   STERIS CORP.                             2,054             131
-   SUIZA FOODS CORP.                        2,200             131
-   TELE-COMMUNICATIONS
     INTERNATIONAL, INC. SERIES A            6,500             131
    VALSPAR CORP.                            3,300             131
    CITY HOLDING CO.                         2,795             130
    DUKE REALTY INVESTMENTS, INC. REIT       5,500             130
-   INCYTE PHARMACEUTICALS, INC.             3,800             130
    LOUISIANA-PACIFIC CORP.                  7,100             130
-   MEDCO RESEARCH, INC.                     5,100             130
    NATIONAL COMMUNITY BANCORP               3,100             130
-   PRIMEDIA INC.                            9,600             130
-   CORRECTIONS CORP. OF AMERICA             5,500             129
-   INTERNATIONAL SPECIALTY
     PRODUCTS, INC.                          6,900             129
-   J. RAY MCDERMOTT SA                      3,100             129
    ROSS STORES, INC.                        3,000             129
    TYLER CORP.                             12,500             129
    BANCORPSOUTH, INC.                       6,100             128
    CUMMINS ENGINE CO., INC.                 2,500             128
    NAC RE CORP.                             2,400             128
    NACCO INDUSTRIES, INC. CLASS A             991             128
    UNITED ASSET MANAGEMENT CORP.            4,900             128
    WILMINGTON TRUST CORP.                   2,100             128
    APARTMENT INVESTMENT &
     MANAGEMENT CO. CLASS A REIT             3,219             127
    DIEBOLD, INC.                            4,400             127
-   LANDS' END, INC.                         4,000             127
    MANITOWAC CO., INC.                      3,150             127
    SCIENTIFIC-ATLANTA, INC.                 5,000             127
    TEKTRONIX, INC.                          3,600             127
    TRINITY INDUSTRIES, INC.                 3,050             127
    CROMPTON & KNOWLES CORP.                 5,000             126
-   JEFFERSON SMURFIT CORP.                  8,000             126
-   SPS TECHNOLOGIES, INC.                   2,148             126
-   SHOPKO STORES, INC.                      3,700             126

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
-   ALLEGHANY CORP.                            534         $   125
-   BLYTH INDUSTRIES, INC.                   3,750             125
-   CHS ELECTRONICS, INC.                    7,000             125
    CARRAMERICA REALTY CORP. REIT            4,400             125
    CORNERSTONE PROPERTIES, INC. REIT        7,100             125
    DEVON ENERGY CORP.                       3,567             125
-   HARBINGER CORP.                          5,175             125
    KANSAS CITY POWER & LIGHT CO.            4,300             125
    ROLLINS TRUCK LEASING                   10,125             125
    ST. PAUL BANCORP, INC.                   5,536             125
-   VLASIC FOODS INTERNATIONAL, INC.         6,226             125
-   WESTPOINT STEVENS, INC.                  3,800             125
    MACK-CALI REALTY CORP. REIT              3,600             124
-   MAIL-WELL, INC.                          5,700             124
    NICOR, INC.                              3,100             124
-   R. P. SCHERER CORP.                      1,400             124
-   BISYS GROUP, INC.                        3,000             123
-   INTERNATIONAL HOME FOODS, INC.           5,400             123
    LA QUINTA INNS INC.                      5,800             123
    LIFE RE CORP.                            1,500             123
-   NINE WEST GROUP, INC.                    4,600             123
    OAKWOOD HOMES CORP.                      4,100             123
-   POLO RALPH LAUREN CORP.                  4,400             123
    SEACOAST BANKING CORP. OF FLORIDA
     CLASS A                                 3,200             123
-   VERISIGN, INC.                           3,300             123
-   CATALINA MARKETING CORP.                 2,340             122
    FIRST BANCORP OF OHIO                    4,200             122
    HON INDUSTRIES, INC.                     3,600             122
-   JACOBS ENGINEERING GROUP INC.            3,800             122
    NATIONAL FUEL GAS CO.                    2,800             122
    QUESTAR CORP.                            6,200             122
    REGIS CORP.                              4,140             122
-   TRIAD GUARANTY, INC.                     3,600             122
-   WINDMERE-DURABLE HOLDINGS INC.           3,400             122
-   XYLAN CORP.                              4,100             122
-   ADVO, INC.                               4,300             121
-   AVIS RENT A CAR, INC.                    4,900             121
    BOISE CASCADE CORP.                      3,700             121
    CRACKER BARREL OLD COUNTRY
     STORES, INC.                            3,800             121
-   DEPARTMENT 56 INC.                       3,405             121
    INLAND STEEL INDUSTRIES, INC.            4,300             121
-   MCMORAN OIL AND GAS                     28,584             121
-   METZLER GROUP, INC.                      3,300             121
-   MIDWAY GAMES INC.                        7,774             121
    STATEN ISLAND BANCORP, INC.              5,300             121
    COMAIR HOLDINGS, INC.                    3,900             120
    HERTZ CORP. CLASS A                      2,700             120
-   BEVERLY ENTERPRISES, INC.                8,600             119
-   CSK AUTO CORP.                           4,700             119
-   INTERIM SERVICES, INC.                   3,700             119
-   JABIL CIRCUIT, INC.                      3,600             119
    KIMCO REALTY CORP. REIT                  2,900             119
    PULITZER PUBLISHING CO.                  1,333             119
-   ROWAN COS., INC.                         6,100             119
    AAR CORP.                                4,000             118
    GIANT INDUSTRIES, INC.                   6,800             118
-   INTERNATIONAL TECHNOLOGY                12,437             118
    JOSTENS INC.                             4,900             118
-   LAYNE CHRISTENSEN CO.                    9,500             118
-   SMITH INTERNATIONAL, INC.                3,400             118
-   SYMANTEC CORP.                           4,500             118
    COUSINS PROPERTIES, INC. REIT            3,900             117
    FIRST COMMERCE BANCSHARES INC.
     CLASS B                                 4,000             117
    POLAROID CORP.                           3,300             117
    RPM INC. (OHIO)                          6,905             117
    SOMERSET GROUP, INC.                     5,156             117
    WAUSAU-MOSINEE PAPER CORP.               5,126             117
    WITCO CHEMICAL CORP.                     4,000             117
    ANALOGIC CORP.                           2,600             116
    ARDEN REALTY GROUP, INC. REIT            4,500             116
    CARAUSTAR INDUSTRIES, INC.               4,000             116
    FEDERAL REALTY INVESTMENT
     TRUST REIT                              4,800             116
-   ICG COMMUNICATIONS, INC.                 3,180             116
-   QUIKSILVER, INC.                         5,800             116
-   STAR TELECOMMUNICATIONS, INC.            5,200             116
    STRIDE RITE CORP.                        7,700             116
    TECUMSEH PRODUCTS CO. CLASS A            2,200             116
-   THERMO CARDIOSYSTEMS INC.                5,100             116
-   U.S. FOODSERVICE                         3,300             116
    UNITED ILLUMINATING CO.                  2,300             116
-   CHECKFREE HOLDINGS CORP.                 3,900             115
-   GOODY'S FAMILY CLOTHING                  2,100             115
-   INGRAM MICRO, INC.                       2,600             115
-   INSILCO CORP.                            2,600             115
-   KING WORLD PRODUCTIONS, INC.             4,500             115
-   PROGRESS SOFTWARE CORP.                  2,800             115
-   ZEBRA TECHNOLOGIES CLASS A               2,700             115
-   ALLIED HOLDINGS, INC.                    5,400             114
    FULTON FINANCIAL CORP.                   4,487             114
    HOUGHTON MIFFLIN CO.                     3,600             114
-   HUTCHINSON TECHNOLOGY, INC.              4,200             114
-   INACOM CORP.                             3,600             114
-   MEN'S WEARHOUSE, INC.                    3,450             114
    MERRY LAND & INVESTMENT CO.,
     INC. REIT                               5,400             114
    WOLVERINE WORLD WIDE, INC.               5,250             114
    BURLINGTON COAT FACTORY
     WAREHOUSE CORP.                         5,040             113
-   ENTREMED, INC.                           3,400             113
-   FIRST FEDERAL FINANCIAL CORP.            2,166             113
-   INSIGNIA FINANCIAL GROUP                 4,600             113
-   LEGATO SYSTEMS, INC.                     2,900             113
-   MICRO WAREHOUSE INC.                     7,300             113
-   OCWEN FINANCIAL CORP.                    4,200             113
    STUDENT LOAN CORP.                       2,400             113
    TAB PRODUCTS                             9,100             113
-   ADAPTEC, INC.                            7,800             112
-   ARMCO, INC.                             17,500             112
    ASTORIA FINANCIAL CORP.                  2,100             112
    COCA-COLA BOTTLING CO.                   1,700             112
    DORAL FINANCIAL CORP.                    6,400             112
    FINANCIAL SECURITY ASSURANCE
     HOLDINGS LTD.                           1,900             112
    GENERAL SIGNAL CORP.                     3,100             112
-   HEFTEL BROADCASTING CORP.                2,500             112
    LUBRIZOL CORP.                           3,700             112
    MERITOR AUTOMOTIVE, INC.                 4,666             112
-   PERSONNEL GROUP OF AMERICA, INC.         5,600             112

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
    SEALED AIR CORP. PFD.                    2,660         $   112
    TRUSTCO BANK                             4,250             112
-   WINSTAR COMMUNICATIONS, INC.             2,600             112
    AMERICAN HERITAGE LIFE
     INVESTMENT CORP.                        4,800             111
    W.H. BRADY CLASS A                       4,000             111
    FASTENAL CO.                             2,400             111
    KELLWOOD CO.                             3,100             111
-   MASTEC INC.                              4,650             111
-   METAMOR WORLDWIDE, INC.                  3,150             111
-   ATL ULTRASOUND, INC.                     2,400             110
-   BEA SYSTEMS, INC.                        4,800             110
    CAMDEN PROPERTY TRUST REIT               3,700             110
-   COMMSCOPE, INC.                          6,800             110
-   FAIRCHILD CORP.                          5,441             110
-   FRIEDE GOLDMAN INTERNATIONAL, INC.       3,800             110
-   GOLDEN STATE BANCORP INC.                3,700             110
-   HEALTHCARE & RETIREMENT CORP.            2,800             110
    HIGHWOOD PROPERTIES, INC. REIT           3,400             110
-   MGM GRAND, INC.                          3,500             110
    THE MCCLATCHY CO. CLASS A                3,175             110
-   METRO-GOLDWYN-MAYER INC.                 5,000             110
-   APPLIED INNOVATION INC.                 11,000             109
    FOREMOST CORP. OF AMERICA                4,500             109
-   GILEAD SCIENCES, INC.                    3,400             109
    LENNAR CORP.                             3,700             109
-   MAGELLAN HEALTH SERVICES, INC.           4,300             109
-   MEDICAL ASSURANCE, INC.                  3,916             109
-   PSS WORLD MEDICAL, INC.                  7,450             109
-   ROMAC INTERNATIONAL, INC.                3,600             109
    TIMBERLINE SOFTWARE CORP.                4,646             109
-   TRIGON HEALTHCARE, INC.                  3,000             109
    20TH CENTURY INDUSTRIES OF CA            3,800             109
-   VALUE CITY DEPARTMENT STORES, INC.       5,200             109
    AIR EXPRESS INTERNATIONAL CORP.          4,050             108
    ALFA CORP.                               5,200             108
-   CLIFFS DRILLING CO.                      3,298             108
    EXECUTIVE RISK, INC.                     1,467             108
-   GENTEX CORP.                             5,952             108
-   GLOBAL INDUSTRIES LTD.                   6,400             108
-   PETSMART, INC.                          10,848             108
-   ACTION PERFORMANCE COS., INC.            3,332             107
    ASARCO, INC.                             4,800             107
-   ASPECT TELECOMMUNICATIONS CORP.          3,900             107
-   CHOICE HOTEL INTERNATIONAL, INC.         7,900             107
    COOPER TIRE & RUBBER CO.                 5,200             107
    EASTERN ENTERPRISES                      2,500             107
-   INFORMATION RESOURCES, INC.              5,806             107
    KIMBALL INTERNATIONAL, INC. CLASS B      5,900             107
-   MEDPARTNERS, INC.                       13,424             107
-   ATMEL CORP.                              7,800             106
-   AVIALL INC.                              7,775             106
-   DII GROUP, INC.                          6,200             106
-   DIONEX CORP.                             4,000             106
-   MEDIMMUNE INC.                           1,700             106
    METHODE ELECTRONICS, INC. CLASS A        6,849             106
    OHIO CASUALTY CORP.                      2,400             106
-   RATIONAL SOFTWARE CORP.                  6,963             106
    SHARED MEDICAL SYSTEMS CORP.             1,437             106
-   STONE CONTAINER CORP.                    6,800             106
-   WETSEAL, INC. CLASS A                    3,300             106
-   CELLULAR COMMUNICATIONS
     INTERNATIONAL INC.                      2,100             105
    COMSAT CORP.                             3,700             105
-   EDUCATION MANAGEMENT CORP.               3,200             105
    TRUE NORTH COMMUNICATIONS                3,600             105
-   TWINLAB CORP.                            2,400             105
    UNITED DOMINION REALTY TRUST REIT        7,600             105
-   AMF BOWLING, INC.                        3,600             104
    BANK NORTH GROUP                         2,800             104
    BATTLE MOUNTAIN GOLD CO. CLASS A        17,500             104
    CBL & ASSOCIATES PROPERTIES,
     INC. REIT                               4,300             104
    CHURCH & DWIGHT, INC.                    3,200             104
    FIRST FINANCIAL BANCORP                  4,000             104
    FIRSTBANK PUERTO RICO                    4,000             104
-   FLORIDA PANTHERS HOLDINGS, INC.          5,300             104
-   LOUIS DREYFUS NATURAL GAS CORP.          5,472             104
    STANDARD PRODUCTS CO.                    3,700             104
    TAUBMAN CO. REIT                         7,300             104
-   TRAMMELL CROW CO.                        3,100             104
    BANKATLANTIC BANCORP, INC. CLASS A       8,690             103
-   CIRCUS CIRCUS ENTERPRISES INC.           6,100             103
    DENTSPLY INTERNATIONAL INC.              4,100             103
-   FIRST HEALTH GROUP CORP.                 3,600             103
    IBP, INC.                                5,700             103
-   MICROGRAFX, INC.                         7,200             103
-   UNITED NATURAL FOODS, INC.               3,600             103
    WESTAMERICA BANCORPORATION               3,200             103
    WORTHINGTON INDUSTRIES, INC.             6,850             103
    ARVIN INDUSTRIES, INC.                   2,800             102
    CALLAWAY GOLF CO.                        5,200             102
-   DVI, INC.                                4,000             102
    LANCASTER COLONY CORP.                   2,682             102
-   LASALLE PARTNERS INC.                    2,300             102
    MACDERMID, INC.                          3,600             102
-   MAPICS INC.                              5,200             102
-   SAKS HOLDINGS, INC.                      3,700             102
    SUMITOMO BANK OF CALIFORNIA              2,700             102
-   UNIT CORP.                              16,900             102
-   ANDREW CORP.                             5,587             101
    BECKMAN COULTER, INC.                    1,732             101
    CILCORP, INC.                            2,100             101
    COLONIAL BANCGROUP, INC.                 3,121             101
-   CONMED CORP.                             4,406             101
    CORDANT TECHNOLOGIES, INC.               2,200             101
-   EAGLE USA AIRFREIGHT, INC.               2,900             101
    GRIEF BROTHERS CORP. CLASS A             2,700             101
-   HOWMET INTERNATIONAL  INC.               6,700             101
-   JOHNSTOWN AMERICA INDUSTRIES             5,800             101
-   MASTECH CORP.                            3,600             101
    ORION CAPITAL CORP.                      1,800             101
    TIFFANY & CO.                            2,100             101
    TOOTSIE ROLL INDUSTRIES, INC.            1,311             101
-   VITALINK PHARMACY SERVICES, INC.         4,566             101
    WASHINGTON WATER POWER CO.               4,500             101
-   WESTWOOD ONE, INC.                       4,000             101
    AMERICAN HEALTH PROPERTIES, INC.         4,000             100
-   CHARMING SHOPPES, INC.                  21,100             100
-   GC COS.                                  1,930             100
    HOSPITALITY PROPERTIES TRUST REIT        3,100             100
    INDYMAC MORTGAGE HOLDINGS, INC.          4,400             100

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
    LIBERTY PROPERTY TRUST REIT              3,900         $   100
-   MINIMED, INC.                            1,900             100
-   VALASSIS COMMUNICATIONS, INC.            2,600             100
-   VISIO CORP.                              2,100             100
-   WATERS CORP.                             1,700             100
    YORK INTERNATIONAL CORP.                 2,300             100
    AEROQUIP-VICKERS INC.                    1,700              99
    ALBERTO-CULVER CO. CLASS B               3,400              99
-   ASSOCIATED GROUP, INC.                   2,408              99
    BANTA CORP.                              3,200              99
-   BRISTOL HOTEL CO.                        4,050              99
    CHEMICAL FINANCE                         2,326              99
    DELTA & PINE LAND CO.                    2,220              99
    FINGERHUT CO.                            3,000              99
    HSB GROUP INC.                           1,850              99
    HUGHES SUPPLY, INC.                      2,700              99
    MINNESOTA POWER, INC.                    2,500              99
-   ONSALE, INC.                             4,000              99
    RAYMOND JAMES FINANCIAL, INC.            3,300              99
    ROCHESTER GAS AND ELECTRIC CORP.         3,100              99
-   UNIVERSAL HEALTH SERVICES CLASS B        1,700              99
    VALUE LINE, INC.                         2,600              99
    WASHINGTON REIT                          5,700              99
-   ALPINE GROUP, INC.                       4,700              98
    CENTRAL NEWSPAPERS INC.                  1,400              98
    COMMONWEALTH ENERGY SYSTEMS              2,600              98
    EQUITABLE RESOURCES, INC.                3,200              98
-   HYPERION SOFTWARE CORP.                  3,452              98
-   LASON HOLDINGS, INC.                     1,800              98
-   LEARNING CO., INC.                       3,300              98
-   MAVERICK TUBE CORP.                      8,400              98
    OMNIQUIP INTERNATIONAL, INC.             5,300              98
-   SKYTEL COMMUNICATIONS, INC.              4,200              98
-   STILLWATER MINING CO.                    3,600              98
-   UNITED PAYORS & UNITED
     PROVIDERS, INC.                         4,350              98
    WD-40 CO.                                3,600              98
    AGCO CORP.                               4,700              97
    THE ACKERLEY GROUP, INC.                 4,600              97
-   BRYLANE, INC.                            2,100              97
-   CORPORATE EXPRESS, INC.                  7,650              97
-   DEVRY, INC.                              4,400              97
-   FINANCIAL INDUSTRIES CORP.               5,000              97
    FIRST BRANDS CORP.                       3,800              97
-   FIRSTPLUS FINANCIAL GROUP, INC.          2,700              97
    GENERAL GROWTH PROPERTIES
     INC. REIT                               2,600              97
    HORACE MANN EDUCATORS CORP.              2,800              97
    MYERS INDUSTRIES, INC.                   4,060              97
-   RECOVERY ENGINEERING, INC.               4,600              97
-   SEQUA CORP. CLASS A                      1,456              97
    TRUSTMARK CORP.                          4,400              97
    CITY NATIONAL CORP.                      2,600              96
    W.R. GRACE & CO.                         5,600              96
-   HAYES LEMMERZ INTERNATIONAL, INC.        2,420              96
-   HOVNANIAN ENTERPRISES CLASS A            9,300              96
-   HUMAN GENOME SCIENCES, INC.              2,700              96
-   IMCLONE SYSTEMS, INC.                    7,800              96
    NORRELL CORP.                            4,800              96
-   PEC ISRAEL ECONOMIC CORP.                4,000              96
    PITTWAY CORP. CLASS A                    1,300              96
    REYNOLDS & REYNOLDS CLASS A              5,300              96
    SUPERIOR UNIFORM GROUP, INC.             5,900              96
    WESTERN INVESTMENT REAL ESTATE
     TRUST REIT                              7,000              96
    BOB EVANS FARMS, INC.                    4,500              95
-   BURR-BROWN CORP.                         4,500              95
    ADOLPH COORS CO. CLASS B                 2,800              95
    ENHANCE FINANCIAL SERVICES
     GROUP, INC.                             2,800              95
-   HARTMARX CORP.                          12,600              95
-   IHOP CORP.                               2,300              95
    IMPERIAL CREDIT COMMERCIAL
     MORTGAGE INVESTMENT CORP. REIT          7,300              95
-   JOURNAL REGISTER CO.                     5,700              95
    JUNO LIGHTING, INC.                      4,000              95
    NEVADA POWER CO.                         3,700              95
-   REEBOK INTERNATIONAL LTD.                3,413              95
-   SAPIENT CORP.                            1,800              95
-   AVANT! CORP.                             3,800              94
-   BET HOLDINGS INC. CLASS A                1,500              94
-   BUFFETS INC.                             6,000              94
-   ECHOSTAR COMMUNICATIONS CORP.            3,900              94
    THE MACERICH CO. REIT                    3,200              94
-   OAKLEY, INC.                             7,000              94
-   SECURITY DYNAMICS
     TECHNOLOGIES, INC.                      5,100              94
-   STAFF LEASING,INC.                       3,200              94
    THOR INDUSTRIES, INC.                    3,400              94
    AVX CORP.                                5,800              93
-   BE AVIONICS INC.                         3,200              93
-   BIG FLOWER HOLDINGS, INC.                3,100              93
    CTS CORP.                                3,168              93
    LTC PROPERTIES, INC.                     5,000              93
    MAF BANCORP, INC.                        2,550              93
    MCGRATH RENTCORP                         4,400              93
-   NOVA CORP. (GEORGIA)                     2,600              93
-   SPELLING ENTERTAINMENT                   9,900              93
-   DBT ONLINE INC.                          3,400              92
    ETHAN ALLEN INTERIORS, INC.              1,840              92
-   THE GOOD GUYS, INC.                      6,800              92
-   IXC COMMUNICATIONS, INC.                 1,900              92
-   LAIDLAW ENVIRONMENTAL
     SERVICES, INC.                         25,400              92
    LEGG MASON INC.                          1,600              92
    MARK IV INDUSTRIES, INC.                 4,242              92
    PITTSTON BRINK'S GROUP                   2,500              92
-   UNITED RENTALS, INC.                     2,200              92
-   VANSTAR CORP.                            6,300              92
-   CHROMCRAFT REVINGTON, INC.               5,000              91
    CHURCHILL DOWNS, INC.                    2,200              91
-   COLLINS & AIKMAN CORP.                  12,200              91
    FIRST HAWAIIAN, INC.                     2,500              91
-   HARKEN ENERGY CORP.                     18,900              91
    HAWAIIAN ELECTRIC INDUSTRIES INC.        2,300              91
    LILLY INDUSTRIES INC. CLASS A            4,200              91
    LONG ISLAND BANCORP, INC.                1,500              91
-   RUTHERFORD-MORAN OIL CORP.               4,500              91
-   STAGE STORES, INC.                       2,000              91
-   SYLVAN LEARNING SYSTEMS, INC.            2,775              91
-   TRANSTEXAS GAS CORP.                    10,300              91
-   ADAC LABORATORIES                        4,000              90

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   AIRTRAN HOLDINGS, INC.                  12,000          $   90
-   ATWOOD OCEANICS, INC.                    2,266              90
    BRANDYWINE REALTY TRUST REIT             4,000              90
-   CHICO'S FAS, INC.                        5,800              90
    CROSS TIMBERS OIL CO.                    4,725              90
-   FOREST OIL CORP.                         6,300              90
    ARTHUR J. GALLAGHER & CO.                2,000              90
-   HELLER FINANCIAL, INC.                   3,000              90
-   ITT EDUCATIONAL SERVICES, INC.           2,800              90
-   MEDICIS PHARMACEUTICAL CORP.             2,475              90
    MINE SAFETY APPLIANCES CO.               1,200              90
-   ORBITAL SCIENCES CORP.                   2,400              90
-   ALLIANT TECHSYSTEMS, INC.                1,400              89
    ALLIED GROUP, INC.                       1,900              89
    ARGONAUT GROUP, INC.                     2,800              89
-   CSG SYSTEMS INTERNATIONAL, INC.          1,900              89
    COMMERCE GROUP, INC.                     2,300              89
    DEXTER CORP.                             2,800              89
-   EEX CORP.                                9,446              89
-   HOST MARRIOTT SERVICES CORP.             6,120              89
    INVESTORS FINANCIAL SERVICES CORP.
     CLASS A                                 1,679              89
-   LINENS 'N THINGS, INC.                   2,900              89
    MDU RESOURCES GROUP, INC.                2,500              89
    MAINSTREET FINANCIAL CORP.               3,000              89
-   NCO GROUP, INC.                          4,050              89
    OGDEN CORP.                              3,200              89
    POST PROPERTIES, INC. REIT               2,300              89
    REINSURANCE GROUP OF
     AMERICA, INC.                           1,500              89
    RUBY TUESDAY, INC.                       5,750              89
    THE TORO CO.                             2,600              89
    THE TRUST CO. OF NEW JERSEY              3,300              89
    WESTCORP, INC.                           6,500              89
-   ZALE CORP.                               2,800              89
-   ABACUS DIRECT CORP.                      1,700              88
    ASSOCIATED ESTATES REALTY
     CORP. REIT                              4,700              88
-   ATLAS AIR, INC.                          2,600              88
    E.W. BLANCH HOLDINGS, INC.               2,400              88
-   CHAMPION ENTERPRISES, INC.               3,000              88
-   CONCENTRA MANAGED CARE                   3,400              88
-   FABRI-CENTERS OF AMERICA, INC.           3,200              88
-   GTECH HOLDINGS CORP.                     2,600              88
    HARNISCHFEGER INDUSTRIES INC.            3,100              88
-   HOLLYWOOD PARK, INC.                     7,000              88
    HOME PROPERTIES OF NEW YORK,
     INC. REIT                               3,300              88
    HUSSMAN INTERNATIONAL, INC.              4,750              88
    LIBERTY FINANCIAL COS., INC.             2,550              88
    MODINE MANUFACTURING CO.                 2,538              88
-   SCM MICROSYSTEMS,INC.                    1,400              88
    SODEXHO MARRIOTT SERVICES, INC.          3,050              88
    SOUTHWEST GAS CORP.                      3,600              88
    WEIS MARKETS, INC.                       2,400              88
-   BANKUNITED FINANCIAL CORP.               5,300              87
    DREYER'S GRAND ICE CREAM, INC.           4,300              87
-   FILENET CORP.                            3,000              87
    FIRST PALM BEACH BANCORP                 2,000              87
    HOLLINGER INTERNATIONAL, INC.            5,100              87
    KOGER EQUITY, INC. REIT                  4,300              87
    MENTOR CORP.                             3,604              87
-   NORTH AMERICAN VACCINE, INC.             5,639              87
-   THE PETERSEN COS., INC.                  3,400              87
-   PHARMACEUTICAL MARKETS                   6,100              87
-   PILGRIM AMERICA CAP CORP.                3,600              87
-   STATION CASINOS, INC.                    5,900              87
-   U.S. HOME CORP.                          2,100              87
    BANK UNITED CORP. CLASS A                1,800              86
-   BIOMATRIX, INC.                          2,100              86
    BLAIR CORP.                              2,700              86
-   CALIFORNIA CULINARY ACADEMY INC.        11,100              86
    CARLISLE CO., INC.                       2,000              86
-   CORN PRODUCTS INTERNATIONAL, INC.        2,550              86
-   IMPERIAL BANCORP                         2,850              86
-   INTEGRATED SYSTEMS, INC.                 5,600              86
-   KNOLL, INC.                              2,900              86
    LEE ENTERPRISES, INC.                    2,800              86
-   LITTELFUSE, INC.                         3,400              86
    NATIONAL PRESTO INDUSTRIES, INC.         2,200              86
    NEW PLAN REALTY TRUST REIT               3,500              86
    PINNACLE BANCORP GROUP INC.              2,600              86
-   SINCLAIR BROADCAST GROUP, INC.           3,000              86
-   UNITED INTERNATIONAL HOLDINGS, INC.
     CLASS A                                 5,400              86
    WESTFIELD AMERICA, INC. REIT             4,700              86
-   WIND RIVER SYSTEMS                       2,400              86
-   ACNIELSON CORP.                          3,366              85
-   COLTEC INC.                              4,300              85
-   CORT BUSINESS SERVICES CORP.             2,700              85
    CROWN CRAFTS, INC.                       5,500              85
-   DATA GENERAL CORP.                       5,700              85
    FOAMEX INTERNATIONAL, INC.               4,900              85
    HARTFORD LIFE, INC.                      1,500              85
-   INFORMIX CORP.                          10,800              85
    SOVRAN SELF STORAGE, INC. REIT           3,000              85
-   VERITAS DGC INC.                         1,700              85
-   VISHAY INTERTECHNOLOGY, INC.             4,746              85
    WPS RESOURCES CORP.                      2,579              85
-   ZIFF-DAVIS INC.                          6,100              85
    CHELSEA GCA REALTY, INC. REIT            2,100              84
-   DELPHI FINANCIAL GROUP, INC.             1,500              84
    EG&G, INC.                               2,800              84
-   ECHELON INTERNATIONAL CORP., INC.        3,180              84
    EXIDE CORP.                              5,000              84
-   MACROMEDIA                               4,500              84
-   MEMBERWORKS, INC.                        2,600              84
-   MILLER INDUSTRIES, INC.                 10,900              84
    OMEGA HEALTHCARE INVESTORS,
     INC. REIT                               2,400              84
-   ON ASSIGNMENT, INC.                      2,400              84
-   PAIRGAIN TECHNOLOGIES, INC.              4,800              84
    UNISOURCE WORLDWIDE, INC.                7,750              84
    VALLEY NATIONAL BANCORP                  2,906              84
-   BA MERCHANT SERVICES, INC.
     CLASS A                                 4,100              83
-   CONTIFINANCIAL CORP.                     3,600              83
    FOREST CITY ENTERPRISE CLASS A           1,400              83
    H.B. FULLER CO.                          1,500              83
    HEALTH CARE PROPERTIES INVESTORS         2,300              83
    HUNT CORP.                               3,500              83

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
-   ISS GROUP, INC.                          2,200          $   83
    INTER-TEL, INC.                          5,200              83
    JOHN NUVEEN CO. CLASS A                  2,100              83
-   NOVACARE, INC.                           7,100              83
-   PAGING NETWORK, INC.                     5,900              83
    PARKWAY PROPERTIES INC. REIT             2,800              83
-   RWD TECHNOLOGIES, INC.                   3,500              83
    RAYONIER INC.                            1,800              83
-   UNIROYAL TECHNOLOGY CORP.                9,000              83
-   UNITRODE CORP.                           7,178              83
-   VARCO INTERNATIONAL, INC.                4,200              83
    WICOR, INC.                              3,600              83
    ALEXANDER & BALDWIN, INC.                2,800              82
    CENTRAL MAINE POWER CO.                  4,200              82
    CLARCOR INC.                             3,900              82
-   COMMONWEALTH TELEPHONE
     ENTERPRISES, INC.                       3,100              82
-   DATA BROADCASTING CORP.                 12,814              82
    FELCOR SUITE HOTELS, INC. REIT           2,600              82
-   HEARTLAND EXPRESS, INC.                  4,058              82
    IBS FINANCIAL CORP.                      4,300              82
    MEDUSA CORP.                             1,300              82
-   RAINBOW TECHNOLOGIES, INC.               4,000              82
-   RYAN'S FAMILY STEAK HOUSES, INC.         8,000              82
-   SPS TRANSACTION SERVICES                 2,600              82
    SIG CORP.                                2,550              82
-   STONE ENERGY CORP.                       2,300              82
    AMERICAN GENERAL HOSPITALITY
     CORP. REIT                              3,800              81
    AMERON INTERNATIONAL CORP.               1,400              81
    APTARGROUP INC.                          1,300              81
    COACHMEN INDUSTRIES, INC.                3,104              81
-   DAISYTEK INTERNATIONAL CORP.             3,200              81
    DIAGNOSTIC PRODUCTS CORP.                2,800              81
    FLEMING COS., INC.                       4,600              81
-   GAYLORD CONTAINER CORP.                 10,600              81
    HCC INSURANCE HOLDINGS, INC.             3,700              81
-   KENT ELECTRONICS CORP.                   4,400              81
-   PARK-OHIO HOLDINGS CORPORATIONS          4,400              81
    PEOPLES ENERGY CORP.                     2,100              81
-   PHARMACEUTICAL PRODUCT
     DEVELOPMENT, INC.                       3,700              81
    PLENUM PUBLISHING CORP.                  1,100              81
-   SDL, INC.                                3,400              81
-   SECURITY FIRST NETWORK BANK              5,447              81
-   SHOREWOOD PACKAGING CORP.                5,100              81
    TIG HOLDINGS, INC.                       3,500              81
-   VANGUARD CELLULAR SYSTEMS, INC.
     CLASS A                                 4,300              81
-   ACXIOM CORP.                             3,200              80
-   BERTUCCI'S HOLDING CORP.                 7,839              80
    BETZDEARBORN INC.                        1,900              80
-   BURLINGTON INDUSTRIES, INC.              5,703              80
    CINCINNATI MILACRON, INC.                3,300              80
-   COLUMBIA SPORTSWEAR CO.                  4,200              80
-   CURATIVE HEALTH SERVICES INC.            2,800              80
-   ESSEF CORP.                              3,872              80
    EARTHGRAINS CO.                          1,424              80
-   ELECTRONICS FOR IMAGING, INC.            3,800              80
    FRANCHISE FINANCE CORP. OF
     AMERICA REIT                            3,100              80
-   LADD FURNITURE INC.                      2,666              80
    LITCHFIELD FINANCIAL CORP.               3,831              80
    NORDSON CORP.                            1,700              80
-   TRIQUINT SEMICONDUCTOR, INC.             4,200              80
    WEBSTER FINANCIAL CORP.                  2,400              80
-   ACCESS HEALTH MARKETING, INC.            3,100              79
    CFW COMMUNICATIONS CO.                   3,400              79
    CAREY DIVERSIFIED LLC                    4,000              79
-   COVANCE, INC.                            3,525              79
-   GARDEN FRESH RESTAURANT CORP.            4,400              79
    HARVEYS CASINO RESORTS                   2,900              79
    HEILIG-MEYERS CO.                        6,400              79
    OLD NATIONAL BANCORP                     1,654              79
-   PHYCOR, INC.                             4,750              79
    TELEFLEX INC.                            2,074              79
-   UCAR INTERNATIONAL, INC.                 2,700              79
    WEEKS CORP. REIT                         2,500              79
    ALBANK FINANCIAL CORP.                   1,100              78
    ANCHOR BANCORP WISCONSIN INC.            2,000              78
    CABOT OIL & GAS CORP. CLASS A            3,900              78
-   COACH USA, INC.                          1,700              78
-   COMPUTER HORIZONS CORP.                  2,100              78
-   CORPORATEFAMILY SOLUTIONS, INC.          3,100              78
    CURTISS-WRIGHT CORP.                     2,000              78
-   GRAND CASINOS, INC.                      4,650              78
-   HYPERION TELECOMMUNICATIONS,
     INC. CLASS A                            5,000              78
-   INTERNATIONAL NETWORK SERVICES           1,900              78
    LONGVIEW FIBRE CO.                       5,500              78
-   MICHAELS STORES, INC.                    2,200              78
-   MICROCHIP TECHNOLOGY, INC.               3,000              78
-   NETWORK APPLIANCE, INC.                  2,000              78
    OTTER TAIL POWER CO.                     2,098              78
-   PSINET, INC.                             6,000              78
    RFS HOTEL INVESTORS, INC. REIT           4,100              78
    RECKSON ASSOCIATES REALTY
     CORP. REIT                              3,300              78
    RUDDICK CORP.                            4,300              78
-   SENSORMATIC ELECTRONICS CORP.            5,600              78
    A.O. SMITH CORP.                         1,500              78
    SOUTHWEST BANCSHARES, INC.               2,776              78
    THE STANDARD REGISTER CO.                2,200              78
-   THERMOQUEST CORP.                        5,200              78
-   UNITED STATIONERS, INC.                  1,200              78
    VARIAN ASSOCIATES, INC.                  2,000              78
-   WALL DATA INC.                           4,904              78
    AFFILIATED COMMUNITY BANCORP             2,125              77
    AMERICAN ANNUITY GROUP INC.              3,200              77
-   CAL DIVE INTERNATIONAL, INC.             2,800              77
    CHITTENDEN CORP.                         2,200              77
-   CORRECTIONAL SERVICES CORP.              5,100              77
-   GETCHELL GOLD CORP.                      5,100              77
-   HANDLEMAN CO.                            6,700              77
    HAVEN BANCORP, INC.                      3,000              77
-   INTERSOLV                                4,800              77
-   ISIS PHARMACEUTICALS, INC.               5,600              77
    JOHN ALDEN FINANCIAL CORP.               3,500              77
-   MEDCATH INC.                             4,200              77
-   NORTEK, INC.                             2,500              77
-   NUEVO ENERGY CO.                         2,400              77
    RELIANCE BANCORP, INC.                   2,000              77

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   UNICAPITAL CORP.                         4,000          $   77
-   WHX CORP.                                6,000              77
    AGL RESOURCES INC.                       3,800              76
-   ACUSON CORP.                             4,200              76
-   ALASKA AIR GROUP, INC.                   1,400              76
    ALUMAX, INC.                             1,631              76
-   AXENT TECHNOLOGIES, INC.                 2,480              76
-   AZTAR CORP.                             11,100              76
-   BOK FINANCIAL CORP.                      1,600              76
-   DOLLAR THRIFTY AUTOMOTIVE
     GROUP, INC.                             5,700              76
    DONALDSON CO., INC.                      3,200              76
    GREAT ATLANTIC & PACIFIC
     TEA CO., INC.                           2,300              76
    IDAHO POWER CO.                          2,200              76
    JSB FINANCIAL                            1,300              76
    NEWPORT NEWS SHIPBUILDING INC.           2,840              76
-   PHILADELPHIA CONSOLIDATED
     HOLDING CORP.                           3,600              76
    POTLATCH CORP.                           1,800              76
-   TRIMBLE NAVIGATION LTD.                  4,700              76
-   WALTER INDUSTRIES, INC.                  4,000              76
    C.H. ROBINSON WORLDWIDE, INC.            3,000              75
    FOSTER WHEELER CORP.                     3,500              75
    JOHN H. HARLAND CO.                      4,400              75
    LONGS DRUG STORES, INC.                  2,600              75
-   NCI BUILDING SYSTEMS, INC.               1,300              75
-   NFO WORLDWIDE, INC.                      4,195              75
-   NATIONAL INSTRUMENTS CORP.               2,100              75
-   PRI AUTOMATION, INC.                     4,400              75
-   SAFEGUARD SCIENTIFICS, INC.              1,806              75
    STORAGE TRUST REALTY REIT                3,200              75
-   UNITED VIDEO SATELLITE GROUP, INC.       1,900              75
-   UNIVISION COMMUNICATIONS INC.            2,000              75
-   UNOVA, INC.                              3,500              75
-   WEIRTON STEEL                           20,600              75
-   ADVANCE PARADIGM, INC.                   2,000              74
-   ADVANCED LIGHTING
     TECHNOLOGIES, INC.                      3,200              74
-   BANCTEC, INC.                            3,200              74
-   CHICAGO TITLE CORP.                      1,602              74
    CROWN AMERICAN REALTY TRUST REIT         7,600              74
    CYPRUS AMAX MINERALS CO.                 5,550              74
-   FEDERATED INVESTORS, INC.                4,000              74
-   GADZOOKS, INC.                           2,700              74
    HEALTHCARE REALTY TRUST INC.             2,700              74
    MITCHELL ENERGY & DEVELOPMENT
     CORP. CLASS A                           3,700              74
    THE PEP BOYS
     (MANNY, MOE & JACK)                     3,900              74
    PITT DES MOINES, INC.                    2,800              74
    PRIME RETAIL, INC. REIT                  6,200              74
    ROLLINS, INC.                            3,600              74
    ROSLYN BANCORP, INC.                     3,300              74
    SCHWEITZER-MAUDUIT
     INTERNATIONAL, INC.                     2,550              74
-   SCIENTIFIC GAMES HOLDINGS CORP.          3,200              74
    SOTHEBY'S HOLDINGS CLASS A               3,300              74
-   TEL-SAVE HOLDINGS, INC.                  5,000              74
-   UICI                                     2,700              74
    UST CORP.                                2,800              74
-   ESC MEDICAL SYSTEMS LTD.                 2,200              74
-   AAVID THERMAL TECHNOLOGIES               2,500              73
-   AMRESCO, INC.                            2,500              73
    CALGON CARBON CORP.                      7,300              73
    ESSEX PROPERTY TRUST, INC. REIT          2,366              73
    FLAGSTAR BANCORP, INC.                   3,000              73
    GEON CO.                                 3,200              73
    INTERFACE, INC.                          3,600              73
    KANSAS CITY LIFE INSURANCE CO.             800              73
-   MICROS SYSTEMS, INC.                     2,200              73
-   OMNIPOINT CORP.                          3,200              73
    OSHKOSH TRUCK CORP.                      2,900              73
-   PHARMERICA, INC.                         6,013              73
    STANDARD MOTOR PRODUCTS, INC.            3,300              73
    SUSQUEHANNA BANCSHARES, INC.             1,950              73
-   TOWER AUTOMOTIVE, INC.                   1,700              73
-   AMERISOURCE HEALTH CORP.                 1,100              72
-   ANNTAYLOR STORES CORP.                   3,400              72
    BALL CORP.                               1,800              72
    W.R. BERKLEY CORP.                       1,800              72
    CHEMED CORP.                             2,100              72
-   HAEMONETICS CORP.                        4,500              72
    INDIANA ENERGY, INC.                     2,400              72
    MID-AMERICA REALTY INVESTMENTS           7,200              72
-   OXFORD HEALTH PLAN                       4,700              72
-   POWERTEL INC.                            3,900              72
-   SUNRISE MEDICAL, INC.                    4,800              72
    VALHI, INC.                              6,900              72
    ZEIGLER COAL HOLDING CO.                 4,200              72
    ALBERTO-CULVER CO. CLASS A               2,800              71
-   BRINKER INTERNATIONAL, INC.              3,700              71
    CB BANCSHARES INC./HAWAII                1,800              71
-   CHRISTIANA COS., INC.                    2,300              71
    DEVELOPERS DIVERSIFIED REALTY
     CORP. REIT                              1,800              71
    ENESCO GROUP, INC.                       2,300              71
    FIRST UNION REAL ESTATE REIT             7,700              71
    HMN FINANCIAL, INC.                      4,500              71
    J.B. HUNT TRANSPORT SERVICES, INC.       2,000              71
    MADISON GAS & ELECTRIC CO.               3,100              71
    MILLIPORE CORP.                          2,600              71
    NATIONWIDE FINANCIAL SERVICES, INC.      1,400              71
    NEW JERSEY RESOURCES CORP.               2,000              71
-   OFFSHORE LOGISTICS, INC.                 4,000              71
-   PAPA JOHN'S INTERNATIONAL, INC.          1,800              71
    PIONEER GROUP, INC.                      2,700              71
-   PLAYBOY ENTERPRISES INC. CLASS B         4,000              71
    TOWN & COUNTRY TRUST REIT                4,300              71
-   ACE CASH EXPRESS, INC.                   4,050              70
    ALBEMARLE CORP.                          3,150              70
-   ARCADIA FINANCIAL LTD.                   9,200              70
-   DAL-TILE INTERNATIONAL INC.              7,100              70
-   ESTERLINE TECHNOLOGIES CORP.             3,400              70
    EXPEDITORS INTERNATIONAL OF
     WASHINGTON, INC.                        1,600              70
    FIRST CITIZENS BANCSHARES CLASS A          700              70
    FLORIDA EAST COAST RAILWAY CO.           2,400              70
-   FORCENERGY INC.                          3,956              70
-   GENESIS DIRECT, INC.                     6,300              70
-   HMT TECHNOLOGY CORP.                     8,300              70


------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
-   HEARTLAND TECHNOLOGY, INC                5,500          $   70
    K2 INC.                                  3,964              70
-   LAM RESEARCH CORP.                       3,660              70
    MIDAS INC.                               3,483              70
    NATIONAL DATA CORP.                      1,600              70
    OM GROUP, INC.                           1,700              70
-   RCN CORP.                                3,600              70
-   RENAISSANCE WORLDWIDE, INC.              3,200              70
    STORAGE USA, INC. REIT                   2,000              70
    WASHINGTON GAS LIGHT CORP.               2,600              70
    WESTERN BANCORP                          1,662              70
-   WORLD COLOR PRESS, INC.                  2,000              70
    BRE PROPERTIES INC. CLASS A REIT         2,656              69
    CPI CORP.                                2,900              69
-   DURA PHARMACEUTICALS, INC.               3,100              69
    FRONTIER INSURANCE GROUP, INC.           3,080              69
-   JACKPOT ENTERPRISES, INC.                5,500              69
    NORTHWEST NATURAL GAS CO.                2,450              69
-   OCEANEERING INTERNATIONAL, INC.          3,910              69
-   PERRIGO CO.                              6,900              69
    PIONEER STANDARD ELECTRONICS INC.        7,200              69
    PRECISION CASTPARTS CORP.                1,300              69
-   ROGERS CORP.                             2,100              69
    TEXAS REGIONAL BANCSHARES, INC.          2,100              69
    WALLACE COMPUTER SERVICES, INC.          2,900              69
    BANK OF THE OZARKS, INC.                 2,200              68
-   BEN & JERRY'S HOMEMADE, INC.
     CLASS A                                 3,500              68
-   BOISE CASCADE OFFICE
     PRODUCTS CORP.                          4,400              68
    CLECO CORP.                              2,300              68
-   CARMIKE CINEMAS, INC. CLASS A            2,511              68
-   CHIREX, INC.                             3,900              68
    FLUSHING FINANCIAL CORP.                 2,400              68
    FRANKLIN ELECTRIC, INC.                  1,000              68
    HANCOCK FABRICS, INC.                    5,400              68
    HOME BANCORP                             2,300              68
-   HOMESTEAD VILLAGE, INC.                  5,734              68
-   IMMUNE RESPONSE                          4,500              68
-   INPUT/OUTPUT, INC.                       3,800              68
-   MEMC ELECTRONIC MATERIALS, INC.          6,600              68
-   MARSHALL INDUSTRIES                      2,500              68
-   NEXSTAR PHARMACEUTICALS INC.             6,812              68
    ONEOK, INC.                              1,700              68
    PENNCORP FINANCIAL GROUP INC.            3,300              68
-   RARE HOSPITALITY INTERNATIONAL INC.      4,600              68
    UNITED BANKSHARES, INC.                  2,000              68
-   AFFYMETRIX, INC.                         2,800              67
-   AMERICAN TOWER CORP. CLASS A             2,700              67
    AMERUS LIFE HOLDINGS, INC.               2,084              67
    ANGELICA CORP.                           3,200              67
-   ANIXTER INTERNATIONAL INC.               3,500              67
-   BARRETT RESOURCES CORP.                  1,800              67
    BORG-WARNER AUTOMOTIVE, INC.             1,400              67
-   DAVE & BUSTERS                           2,677              67
-   DETROIT DIESEL CORP.                     3,100              67
-   EXCEL SWITCHING CORP.                    2,700              67
    F & M BANCORP                            1,504              67
    FIRST FINANCIAL HOLDINGS, INC.           2,800              67
    GENERAL BINDING CORP.                    1,828              67
    HELMERICH & PAYNE, INC.                  3,000              67
-   HIGHLANDS INSURANCE GROUP                3,630              67
-   INTEGRATED DEVICE TECHNOLOGY INC.        9,400              67
-   KANEB SERVICES, INC.                    12,384              67
-   NAUTICA ENTERPRISES INC.                 2,500              67
-   NEUROGEN CORP.                           3,780              67
-   RALCORP HOLDINGS, INC.                   3,533              67
-   REVLON, INC. CLASS A                     1,300              67
-   THERMEDICS DETECTION INC.                6,930              67
-   TRACTOR SUPPLY CO.                       2,700              67
    UNIVERSAL CORP.                          1,800              67
    UNIVERSAL FOODS CORP.                    3,000              67
-   AIRGAS, INC.                             4,600              66
-   AMERICAN MANAGEMENT
     SYSTEMS, INC.                           2,200              66
-   ARBOR SOFTWARE CORP.                     2,100              66
-   BARRA, INC.                              2,700              66
    CHESAPEAKE CORP. OF VIRGINIA             1,700              66
-   CONE MILLS CORP.                         7,600              66
-   CYBEX COMPUTER PRODUCTS CORP.            2,850              66
-   DSP COMMUNICATIONS, INC.                 4,800              66
-   ESSEX INTERNATIONAL, INC.                2,800              66
    FEDERAL SIGNAL CORP.                     2,733              66
    FIRST SOURCE BANCORP, INC.               6,800              66
-   HS RESOURCES INC.                        4,500              66
-   HALTER MARINE GROUP, INC.                4,369              66
    INDUSTRIAL SCIENTIFIC CORP.              2,700              66
-   LANDSTAR SYSTEM                          1,900              66
-   MID ATLANTIC MEDICAL SERVICES, INC.      5,700              66
-   PHOTRONICS LABS INC.                     3,000              66
    PITTSTON BAX GROUP                       4,250              66
    ST. JOHN KNITS, INC.                     1,700              66
-   SPEEDWAY MOTORSPORTS, INC.               2,600              66
-   SUNGLASS HUT INTERNATIONAL, INC.         6,000              66
-   TRIARC COS., INC. CLASS A                3,000              66
-   VENTAS, INC.                             4,800              66
-   VIASOFT, INC.                            4,100              66
    WABASH NATIONAL CORP.                    2,550              66
-   AMPAL-AMERICAN ISRAEL CORP.             12,000              65
-   ARTRA GROUP INC.                        16,500              65
-   BASIN EXPLORATION INC.                   3,700              65
-   CDW COMPUTER CENTERS, INC.               1,300              65
    CADMUS COMMUNICATIONS                    2,700              65
    CARPENTER TECHNOLOGY CORP.               1,300              65
-   DSP GROUP INC.                           3,300              65
    DANIEL INDUSTRIES, INC.                  3,400              65
    FAIR ISSAC & CO.                         1,700              65
-   HEALTHDYNE INFORMATION
     ENTERPRISES, INC.                      18,600              65
    INTERPOOL, INC.                          4,500              65
    MTS SYSTEMS CORP.                        4,020              65
-   PFF BANCORP, INC.                        3,500              65
-   PARKERVISION, INC.                       3,400              65
    SIERRA PACIFIC RESOURCES                 1,800              65
    UMB FINANCIAL CORP.                      1,323              65
-   AMERICAN MEDIA CLASS A                   9,700              64
    ATMOS ENERGY CORP.                       2,100              64
    CTG RESOURCES INC.                       2,720              64
    GAYLORD ENTERTAINMENT CO. CLASS A        1,983              64
    HARMON INDUSTRIES, INC.                  2,700              64
-   INFORMATION MANAGEMENT
     RESOURCES, INC.                         1,900              64

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   IVAX CORP.                               6,900          $   64
    JDN REALTY CORP. REIT                    2,000              64
-   MEDAPHIS CORP.                          10,700              64
    NCH CORP.                                1,000              64
    THOMAS NELSON, INC.                      4,750              64
    POLARIS INDUSTRIES, INC.                 1,700              64
-   SPX CORP.                                1,000              64
-   SYMS CORP.                               4,500              64
    TREMONT CORP.                            1,142              64
    TRENWICK GROUP INC.                      1,650              64
    UNITED COS. FINANCE CORP.                4,100              64
    WORTHINGTON FOODS                        3,066              64
    BALLARD MEDICAL PRODUCTS                 3,500              63
    EASTERN UTILITIES ASSOCIATES             2,400              63
-   ICOS CORP.                               3,300              63
    INTERCARGO CORP.                         5,400              63
-   INTERGRAPH CORP.                         7,300              63
-   KAISER ALUMINUM & CHEMICAL CORP.         6,600              63
-   LYDALL, INC.                             4,300              63
    MORRISON HEALTH CARE INC.                3,316              63
-   PHYSIO-CONTROL INTERNATIONAL CORP.       2,400              63
-   PRIME HOSPITALITY CORP.                  3,600              63
-   SEAGULL ENERGY CORP.                     3,804              63
-   STRATTEC STRATEGY CORP.                  2,100              63
-   SYNETIC, INC.                            1,100              63
    TANGER FACTORY OUTLET CENTERS,
     INC. REIT                               1,989              63
-   UNITED STATES CAN CO.                    4,291              63
-   WALKER INTERACTIVE SYSTEMS, INC.         4,300              63
    WEINGARTEN REALTY INVESTORS REIT         1,500              63
-   WHITE RIVER                                700              63
-   APPLIED GRAPHICS
     TECHNOLOGIES, INC.                      1,360              62
-   APPLIED MICRO CIRCUITS CORP.             2,400              62
    AQUARION CO.                             1,800              62
    BRYN MAWR BANK CORP.                     1,200              62
    A.M. CASTLE & CO.                        2,800              62
-   CLOSURE MEDICAL CORP.                    2,500              62
    DALLAS SEMICONDUCTOR CORP.               2,000              62
-   EMMIS BROADCASTING CORP. CLASS A         1,300              62
-   EZCORP, INC.                             5,700              62
    P.H. GLATFELTER CO.                      3,900              62
-   HAMBRECHT & QUIST GROUP                  1,700              62
    HARLEYSVILLE NATIONAL CORP.              1,470              62
    INVACARE CORP.                           2,400              62
-   LEVEL 8 SYSTEMS INC.                     6,900              62
    MASCOTECH INC.                           2,600              62
-   MENTOR GRAPHICS CORP.                    5,900              62
-   OLD DOMINION FREIGHT LINE, INC.          4,000              62
    SBARRO, INC.                             2,300              62
    SUNBEAM CORP.                            6,000              62
    UNITED NATIONAL BANCORP                  2,120              62
    WISER OIL CO.                            5,600              62
-   AMERICAN BUSINESS INFORMATION,
     INC. CLASS B                            3,784              61
    BELDEN, INC.                             2,000              61
-   CONCORD COMMUNICATIONS, INC.             2,400              61
    DT INDUSTRIES, INC.                      2,500              61
-   IMPATH, INC.                             2,500              61
    JLG INDUSTRIES, INC.                     3,000              61
    LTV CORP.                                6,400              61
-   LAMAR ADVERTISING CO.                    1,700              61
-   LANCER CORP.                             3,802              61
    MINERALS TECHNOLOGIES, INC.              1,200              61
-   NBTY, INC.                               3,300              61
    OCEAN FINANCIAL CORP.                    3,200              61
    OMEGA FINANCIAL CORP.                    1,700              61
    PIEDMONT NATURAL GAS, INC.               1,800              61
-   SAGA COMMUNICATIONS, INC.                4,335              61
-   SOUTHLAND CORP.                         22,300              61
-   SPIEGEL, INC. CLASS A                    8,500              61
-   TUBOSCOPE INC.                           3,100              61
-   U.S. SATELLITE BROADCASTING CO.,
     INC. CLASS A                            5,200              61
-   VIACOM INC. CLASS A                      1,040              61
-   WESTERN DIGITAL CORP.                    5,200              61
    XTRA CORP.                               1,000              61
-   ALYDAAR SOFTWARE CORP.                   4,700              60
-   CFI PROSERVICES, INC.                    3,531              60
    CPB, INC.                                3,200              60
-   CREDIT ACCEPTANCE CORP.                  7,100              60
-   CROWN VANTAGE, INC.                      5,680              60
    FEDDERS CORP.                            9,000              60
    FIRST INDUSTRIAL REALTY TRUST REIT       1,900              60
-   LOGAN'S ROADHOUSE, INC.                  2,900              60
-   MICRON ELECTRONICS, INC.                 5,000              60
    NATIONAL COMPUTER SYSTEMS, INC.          2,500              60
    PXRE CORP.                               2,000              60
-   PACIFIC GATEWAY EXCHANGE, INC.           1,500              60
-   PACIFICARE HEALTH SYSTEMS INC.
     CLASS A                                   712              60
-   PEDIATRIX MEDICAL GROUP, INC.            1,600              60
-   READ RITE CORP.                          6,600              60
-   RETIREMENT CARE ASSOCIATES, INC.         8,268              60
    THORNBURG MORTGAGE ASSET CORP.           4,900              60
    APPLE SOUTH, INC.                        4,500              59
    BINDLY WESTERN INDUSTRIES, INC.          1,800              59
-   CDI CORP.                                2,200              59
    CITIZENS CORP.                           1,900              59
-   DELTEK SYSTEMS, INC.                     2,400              59
    FUND AMERICAN ENTERPRISE
     HOLDING CO.                               400              59
-   E. GOTTSCHALK & CO., INC.                6,700              59
-   MORTONS RESTAURANT GROUP                 2,456              59
-   NASHUA CORP.                             3,786              59
-   PANAMSAT CORP.                           1,043              59
-   STANDARD COMMERCIAL TOBACCO CO.          5,363              59
-   WANG LABORATORIES, INC.                  2,300              59
    WELLMAN, INC.                            2,600              59
-   WISCONSIN CENTRAL
     TRANSPORTATION CORP.                    2,700              59
    ZENITH NATIONAL INSURANCE CORP.          2,100              59
-   AMERICAN FREIGHTWAYS                     5,796              58
-   BALLY TOTAL FITNESS HOLDING CORP.        1,600              58
    CLAIRE'S STORES, INC.                    2,850              58
-   DIGENE CORP.                             5,900              58
-   FARM FAMILY HOLDINGS, INC.               1,500              58
    KATY INDUSTRIES, INC.                    3,200              58
-   KITTY HAWK, INC.                         3,400              58
    LAWTER INTERNATIONAL INC.                5,300              58
-   MARCAM SOLUTIONS, INC.                   3,200              58

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
    PRENTISS PROPERTIES TRUST REIT           2,400         $    58
    REALTY INCOME CORP. REIT                 2,200              58
-   SANTA FE ENERGY RESOURCES, INC.          5,400              58
    SECURITY CAPITAL ATLANTIC, INC. REIT     2,587              58
-   SPECTRALINK CORP.                       13,200              58
-   STRATUS COMPUTER, INC.                   2,300              58
    TELXON CORP.                             1,800              58
    WESTINGHOUSE AIR BRAKE CO.               2,200              58
-   CLAYTON WILLIAMS ENERGY, INC.            5,700              58
    AK STEEL CORP.                           3,200              57
-   ADVANCED POLYMER SYSTEMS                 8,200              57
-   BERLITZ INTERNATIONAL, INC.              2,101              57
-   BRODERBUND SOFTWARE, INC.                2,512              57
-   CAMERON ASHLEY BUILDING PRODUCTS         3,392              57
-   CELLSTAR CORP.                           4,400              57
-   CONSUMER PORTFOLIO SERVICES, INC.        5,400              57
    M.A. HANNA CO.                           3,100              57
-   HEXCEL CORP.                             2,500              57
    IDEX CORP.                               1,650              57
-   99 CENTS ONLY STORES                     1,375              57
-   PROXYMED PHARMACY, INC.                  5,400              57
-   RIO HOTEL AND CASINO, INC.               3,000              57
    SEMCO ENERGY INC.                        3,221              57
-   SABRATEK CORP.                           2,500              57
    ST. MARY LAND & EXPLORATION CO.          2,372              57
    TECUMSEH PRODUCTS CO. CLASS B            1,000              57
-   THERMO FIBERTEK, INC.                    5,550              57
    ADVANTA CORP. CLASS A                    2,563              56
-   AVATAR HOLDING, INC.                     2,000              56
    BRIGGS & STRATTON CORP.                  1,500              56
-   CADIZ LAND CO., INC.                     4,800              56
-   GT INTERACTIVE SOFTWARE CORP.            7,500              56
    GENERAL CABLE CORP.                      1,950              56
    HEICO CORP.                              2,100              56
    PRESIDENTIAL LIFE CORP.                  2,600              56
-   PRIDE INTERNATIONAL INC.                 3,300              56
    RIGGS NATIONAL CORP.                     1,900              56
-   SUN HEALTHCARE GROUP, INC.               3,800              56
-   TECH-SYM CORP.                           1,998              56
-   WACKENHUT CORRECTIONS CORP.              2,400              56
-   ADTRAN, INC.                             2,100              55
-   AGOURON PHARMACEUTICALS, INC.            1,800              55
    ALIANT COMMUNICATIONS, INC.              2,000              55
    BANDAG, INC.                             1,400              55
-   BERG ELECTRONICS CORP.                   2,800              55
-   DUPONT PHOTOMASKS, INC.                  1,600              55
-   EXABYTE CORP.                            6,600              55
-   FRITZ COS., INC.                         4,100              55
-   HF BANCORP, INC.                         3,100              55
-   IDEXX LABORATORIES CORP.                 2,200              55
    NATIONWIDE HEALTH PROPERTIES, INC.       2,300              55
-   NEWFIELD EXPLORATION CO.                 2,200              55
-   OXIGENE, INC.                            4,500              55
    SPRINGS INDUSTRIES INC. CLASS A          1,200              55
    L. S. STARRETT CO. CLASS A               1,400              55
-   WEBCO INDUSTRIES, INC.                   5,800              55
    WOLOHAN LUMBER CO.                       4,222              55
-   CKS GROUP, INC.                          3,000              54
-   COMPLETE BUSINESS SOLUTIONS, INC.        1,500              54
-   IDENTIX, INC.                            8,400              54
-   INFOSEEK CORP.                           1,500              54
    INTERNATIONAL SHIPHOLDING CORP.          3,375              54
-   MANUGISTICS GROUP, INC.                  2,200              54
    MUELLER (PAUL) CO.                       1,400              54
-   PLAINS RESOURCES                         3,017              54
-   QAD INC.                                 6,000              54
    REDWOOD TRUST, INC.                      3,100              54
    STEWART & STEVENSON
     SERVICES, INC.                          3,000              54
-   TRANSACTION SYSTEMS
     ARCHITECTS, INC.                        1,400              54
    US BANCORP, INC.                           700              54
-   ZOLL MEDICAL CORP.                       7,000              54
-   AFTERMARKET TECHNOLOGY CORP.             2,800              53
-   ALLEN TELECOM INC.                       4,600              53
-   AMERCO, INC.                             1,800              53
    AMETEK AEROSPACE PRODUCTS INC.           1,800              53
-   AMPEX CORP. CLASS A                     25,700              53
    ARNOLD INDUSTRIES, INC.                  3,600              53
    ARROW FINANCIAL CORP.                    1,732              53
-   DAVEL COMMUNICATIONS GROUP, INC.         2,157              53
    FERRO CORP.                              2,100              53
-   OPEN MARKET, INC.                        2,800              53
    PENNSYLVANIA ENTERPRISES INC.            1,966              53
-   QLOGIC CORP.                             1,473              53
-   SEVEN SEAS PETROLEUM INC.                2,600              53
-   SWIFT TRANSPORTATION CO., INC.           2,700              53
-   THERMEDICS, INC.                         4,300              53
    CENTURY BANCORP, INC. CLASS A            2,500              52
    COLONIAL GAS CO.                         1,800              52
-   COMDIAL CORP.                            4,300              52
    CONNECTICUT WATER SERVICES, INC.         1,500              52
-   CYPRESS SEMICONDUCTOR CORP.              6,300              52
    DAMEN FINANCIAL CORP                     3,200              52
    EXCEL REALTY TRUST, INC. REIT            1,800              52
    FIRST WESTERN BANCORP                    1,750              52
-   FISHER SCIENTIFIC INTERNATIONAL INC.     3,600              52
    HOLLY CORP.                              2,000              52
-   HOT TOPIC, INC.                          2,200              52
-   IDEC PHARMACEUTICALS CORP.               2,200              52
-   LEVEL ONE COMMUNICATIONS                 2,200              52
-   PATHOGENESIS CORP.                       1,800              52
    PENN VIRGINIA CORP.                      2,000              52
    PUBLIC SERVICE CO. OF NEW MEXICO         2,300              52
    QUEENS COUNTY BANCORP, INC.              1,200              52
-   RACOTEK, INC.                           19,000              52
-   RAILTEX, INC.                            3,894              52
-   SEQUUS PHARMACEUTICALS, INC.             4,600              52
-   SUPREME INTERNATIONAL CORP.              3,150              52
-   TBC CORP.                                7,800              52
    TNP ENTERPRISES, INC.                    1,700              52
    UGI CORP. HOLDING CO.                    2,100              52
-   WESTERN WIRELESS CORP.                   2,600              52
-   WYMAN-GORDON CORP.                       2,600              52
    AETNA INC. 6.25% CVT. PFD. SERIES C        674              51
-   AMERICAN COIN MERCHANDISING, INC.        2,600              51
    BASSETT FURNITURE INDUSTRIES, INC.       1,800              51
-   BOYD GAMING CORP.                        8,900              51
-   ENERGY CONVERSION DEVICES, INC.          5,300              51
-   FUISZ TECHNOLOGIES LTD.                  4,600              51
-   HAUSER, INC.                             8,800              51
    IMPERIAL HOLLY CORP.                     5,664              51

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
    LA-Z-BOY INC.                              900          $   51
-   MARQUETTE MEDICAL SYSTEMS INC.           1,996              51
-   MAXXAM INC.                                900              51
    PENFORD CORP.                            1,700              51
-   PHYSICIAN RELIANCE NETWORK, INC.         4,500              51
    PIZZA INN, INC.                          9,200              51
    PROTECTION ONE, INC.                     4,700              51
    TITAN INTERNATIONAL, INC.                3,000              51
-   UNILAB CORP.                            21,500              51
-   ARDENT SOFTWARE, INC.                    3,602              50
-   BELL INDUSTRIES, INC.                    4,400              50
-   CAPSTAR HOTEL CO.                        1,800              50
    CAVALIER HOMES, INC.                     3,840              50
-   COGNEX CORP.                             2,700              50
-   COVENTRY HEALTH CARE INC.                3,345              50
-   DIAMOND MULTIMEDIA SYSTEMS, INC.         7,300              50
    FIRST COASTAL BANKSHARES, INC.           2,700              50
-   GIBSON GREETINGS, INC.                   2,000              50
-   GROUP MAINTENANCE AMERICA CORP.          2,800              50
    JONES PHARMA, INC.                       1,500              50
-   M&F WORLDWIDE CORP.                      5,000              50
    MFB CORP.                                2,000              50
-   NEWPARK RESOURCES, INC.                  4,500              50
    SHURGARD STORAGE CENTERS, INC.
     CLASS A REIT                            1,800              50
-   VLSI TECHNOLOGY, INC.                    3,000              50
    BALDOR ELECTRIC CO.                      2,000              49
    BREED TECHNOLOGICAL INC.                 3,200              49
-   COLEMAN INC.                             4,268              49
-   DARLING INTERNATIONAL, INC.              6,600              49
-   ETEC SYSTEMS, INC.                       1,400              49
-   EARTHSHELL CORP.                         5,000              49
-   FILENE'S BASEMENT CORP.                  8,895              49
    GLIMCHER REALTY TRUST REIT               2,500              49
-   INFORMATION MANAGEMENT
     ASSOCIATES, INC.                        5,000              49
    LINCOLN ELECTRIC HOLDINGS                2,200              49
    LUBY'S CAFETERIAS, INC.                  2,800              49
-   MAGNUM HUNTER RESOURCES INC.             7,700              49
    MEDFORD BANCORP, INC.                    1,200              49
-   RAINFOREST CAFE, INC.                    3,525              49
-   SEACOR SMIT INC.                           800              49
-   SEQUENT COMPUTER SYSTEMS, INC.           4,100              49
-   SOFTWARE SPECTRUM, INC.                  2,400              49
-   SOLA INTERNATIONAL, INC.                 1,500              49
    SOUTHWESTERN ENERGY CO.                  5,300              49
-   STRUCTURAL DYNAMICS
     RESEARCH CORP.                          2,100              49
    WSFS FINANCIAL CORP.                     2,400              49
-   WEST TELESERVICES CORP.                  4,000              49
    AIRTOUCH COMMUNICATIONS, INC.
     PFD. 4.25% SERIES C                       581              48
    DONNELLY CORP.                           2,800              48
    FREEPORT-MCMORAN COPPER &
     GOLD, INC. CLASS A                      3,348              48
-   HOMEBASE, INC.                           6,100              48
-   INSURANCE AUTO AUCTIONS, INC.            3,400              48
-   IONICS, INC.                             1,300              48
-   ITRON, INC.                              3,800              48
    LANDAUER, INC.                           1,600              48
-   LEARNING TREE INTERNATIONAL, INC.        2,400              48
-   PMT SERVICES INC                         1,900              48
-   SPLASH TECHNOLOGY HOLDINGS, INC.         2,800              48
-   AMKOR TECHNOLOGY, INC.                   5,000              47
    ARCH COAL, INC.                          1,900              47
    BELCO OIL & GAS CORP.                    5,500              47
-   CALIFORNIA MICROWAVE, INC.               2,700              47
-   CHIC BY H.I.S., INC.                     6,020              47
-   CHOICEPOINT INC.                           920              47
-   CORVEL CORP.                             1,200              47
-   CREE RESEARCH, INC.                      3,152              47
-   THE DRESS BARN, INC.                     1,900              47
-   GENERAL SEMICONDUCTOR, INC.              4,800              47
-   HOLOGIC, INC.                            2,600              47
-   JUST FOR FEET, INC.                      1,650              47
-   METROMEDIA INTERNATIONAL
     GROUP, INC.                             3,900              47
-   PHARMACOPEIA, INC.                       3,300              47
-   POWERHOUSE TECHNOLOGIES, INC.            4,800              47
    ST. FRANCIS CAPITAL CORP.                1,200              47
-   SANDISK CORP.                            3,400              47
    SCHNITZER STEEL INDUSTRIES, INC.
     CLASS A                                 2,000              47
-   SHUFFLE MASTER, INC.                     5,133              47
    TALBOTS INC.                             1,800              47
-   TRUMP HOTELS & CASINO
     RESORTS, INC.                           6,700              47
-   ADVANCED COMMUNICATION
     SYSTEMS, INC.                           3,700              46
    ALPHARMA, INC. CLASS A                   2,100              46
    APOGEE ENTERPRISES, INC.                 3,000              46
    AREA BANCSHARES CORP.                    1,357              46
    BANKATLANTIC BANCORP, INC. CLASS B       3,592              46
    CHIQUITA BRANDS INTERNATIONAL, INC.      3,300              46
-   COEUR D'ALENE MINES CORP.                6,800              46
    EATON VANCE CORP.                        1,000              46
-   EGGHEAD.COM, INC.                        5,400              46
    ERIE INDEMNITY CO. CLASS A               1,600              46
    LNR PROPERTY CORP.                       1,800              46
-   LTX CORP.                                9,300              46
-   MYCOGEN CORP.                            1,900              46
    NEWSOUTH BANCORP, INC.                   1,400              46
-   PEGASYSTEMS INC.                         1,700              46
-   SAWTEK INC.                              3,100              46
    AMERICAN BANCORP (WEST VIRGINIA)         2,000              45
-   COHERENT, INC.                           2,600              45
-   CONSOLIDATED CAPITAL CORP.               2,000              45
    ENERGY WEST INC.                         5,200              45
    ETHYL CORP.                              7,300              45
    FIRSTBANK CORP.                          2,000              45
-   HOLLYWOOD ENTERTAINMENT CORP.            3,300              45
    JEFFERIES GROUP, INC.                    1,100              45
    LSI INDUSTRIES INC.                      2,264              45
-   MARINE DRILLING CO., INC.                2,800              45
    MID ATLANTIC REALTY TRUST REIT           3,650              45
-   ORTEL CORP.                              2,900              45
-   SPACELABS MEDICAL, INC.                  2,700              45
-   STAC, INC.                              10,470              45
    TORCH ENERGY ROYALTY TRUST               6,800              45
    UNIFIRST CORP.                           1,800              45
    WACKENHUT CORP.                          2,008              45
-   ACCLAIM ENTERTAINMENT INC.               7,400              44

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
    AIRTOUCH COMMUNICATIONS, INC.
     6.00% CVT. PFD.                           905          $   44
-   CYPROS PHARMACEUTICALS CORP.            10,950              44
-   GRAHAM-FIELD HEALTH
     PRODUCTS INC.                           7,800              44
-   HECLA MINING CO.                         8,300              44
    INGLES MARKETS, INC.                     3,000              44
-   LECHTERS CORP.                           9,000              44
    OLSTEN CORP.                             3,950              44
    QUAKER CHEMICAL CORP.                    2,300              44
-   SANCHEZ COMPUTER
     ASSOCIATES, INC.                        2,181              44
-   SMART MODULAR
     TECHNOLOGIES, INC.                      3,000              44
-   SMARTALK TELESERVICES, INC.              3,000              44
    TERRA INDUSTRIES, INC.                   4,900              44
    TITANIUM METALS CORP.                    2,000              44
    APPLEBEE'S INTERNATIONAL, INC.           1,900              43
-   C-CUBE MICROSYSTEMS, INC.                2,300              43
-   CYBERGUARD CORP.                         4,500              43
-   DAVOX CORP.                              1,950              43
    GERBER SCIENTIFIC, INC.                  1,900              43
    HARBOR FLORIDA BANCSHARES, INC.          3,600              43
-   KEYSTONE CONSOLIDATED
     INDUSTRIES, INC.                        3,600              43
-   MATRIA HEALTHCARE, INC.                 12,400              43
    NATIONAL HEALTH INVESTORS REIT           1,300              43
-   OBJECT DESIGN, INC.                      7,100              43
    ONEIDA LTD.                              1,400              43
-   SATCON TECHNOLOGY CORP.                  4,807              43
-   STEEL DYNAMICS, INC.                     3,100              43
-   SYSTEMS & COMPUTER
     TECHNOLOGY CORP.                        1,600              43
    ALAMO GROUP, INC.                        2,200              42
-   BANYAN SYSTEMS, INC.                     5,100              42
-   BILLING CONCEPTS CORP.                   2,700              42
    BLOCK DRUG CO. CLASS A                   1,099              42
-   BRIGHTPOINT, INC.                        2,900              42
-   CORAM HEALTHCARE CORP.                  21,523              42
    FARREL CORP.                            10,800              42
-   GLOBAL MOTORSPORT GROUP INC.             2,000              42
    HARMAN INTERNATIONAL
     INDUSTRIES, INC.                        1,100              42
-   INDUSTRI-MATEMATIK
     INTERNATIONAL CORP.                     3,800              42
-   INSITUFORM TECHNOLOGIES CLASS A          3,000              42
    INNKEEPERS USA TRUST REIT                3,300              42
-   LAZARE KAPLAN INTERNATIONAL, INC.        4,000              42
    MMI COS., INC.                           1,800              42
-   QUICKTURN DESIGN SYSTEMS, INC.           5,800              42
    ROHN INDUSTRIES  INC.                    9,000              42
-   VIDEOSERVER, INC.                        3,400              42
    VINTAGE PETROLEUM, INC.                  2,200              42
    WATKINS-JOHNSON CO.                      1,600              42
    ARROW INTERNATIONAL, INC.                1,500              41
    ATLANTA SOSNOFF CAPITAL                  4,200              41
-   BANGOR HYDRO-ELECTRIC CO.                4,600              41
    BIRMINGHAM STEEL CORP.                   3,350              41
-   EVERGREEN RESOURCES, INC.                2,200              41
    G & L REALTY CORP.                       2,404              41
-   GENERAL MAGIC, INC.                      3,300              41
    GEORGIA GULF CORP.                       1,800              41
-   HNC SOFTWARE, INC.                       1,000              41
-   MEDICAL GRAPHICS CORP.                  14,550              41
-   QRS CORP.                                1,100              41
-   REMEDY CORP.                             2,400              41
-   SAXTON INC.                              6,000              41
    SIZZLERS PROPERTY INVESTORS, INC.        4,100              41
    SPARTAN MOTORS, INC.                     5,800              41
-   STEIN MART, INC.                         3,000              41
-   U.S. BIOSCIENCE                          5,050              41
-   ALLERGAN SPECIALTY
     THERAPEUTICS, INC.                      3,890              40
-   GIANT CEMENT HOLDING, INC.               1,400              40
-   GLOBAL INDUSTRIAL TECHNOLOGIES, INC.     2,800              40
-   IMATION CORP.                            2,440              40
    LANCE, INC.                              1,800              40
-   SCIOS, INC.                              4,500              40
    SOUTHERN PERU COPPER CORP.               3,100              40
-   STRATUS PROPERTIES, INC.                 9,500              40
-   SYNCOR INTERNATIONAL CORP.               2,300              40
-   VICORP RESTAURANTS, INC.                 2,600              40
-   ALLIANCE SEMICONDUCTOR CORP.            11,100              39
-   ANDREA RADIO CORP.                       2,600              39
-   CNA SURETY CORP.                         2,610              39
    CONNECTICUT ENERGY CORP.                 1,400              39
-   FOODMAKER, INC.                          2,300              39
-   FORTE SOFTWARE, INC.                     6,500              39
-   FRESH AMERICA CORP.                      2,100              39
-   HOPFED BANCORP, INC.                     2,000              39
-   INTERDIGITAL COMMUNICATIONS CORP.        7,200              39
    OVERSEAS SHIPHOLDING GROUP INC.          1,900              39
-   PLANET HOLLYWOOD INTERNATIONAL,
     INC. CLASS A                            5,600              39
-   QUEST DIAGNOSTICS, INC.                  1,762              39
-   SCOTT TECHNOLOGIES, INC. CLASS A         2,700              39
    SUPERIOR INDUSTRIES
     INTERNATIONAL, INC.                     1,400              39
-   TODHUNTER INTERNATIONAL, INC.            4,200              39
-   THE TOPPS CO., INC.                     12,500              39
-   ABR INFORMATION SERVICES, INC.           1,600              38
-   BRC HOLDINGS INC.                        2,000              38
    CARTER-WALLACE, INC.                     2,100              38
    EDO CORP.                                4,000              38
-   GENESIS HEALTH VENTURES INC.             1,500              38
-   GREY WOLF, INC.                         11,800              38
    NATIONAL STEEL CORP. CLASS B             3,200              38
-   NAVIGATORS GROUP, INC.                   2,000              38
-   NEW MEXICO & ARIZONA LAND CO.            2,821              38
-   NU HORIZONS ELECTRONICS CORP.            6,300              38
-   OMEGA HEALTH SYSTEMS, INC.               5,700              38
-   PARKER DRILLING CO.                      5,400              38
-   ROYAL APPLIANCE
     MANUFACTURING CO.                       6,014              38
-   SIZZLER INTERNATIONAL                   13,700              38
-   STANDARD MICROSYSTEM                     4,300              38
-   UNITED CAPITAL CORP.                     1,700              38
    COMMERCIAL METALS CO.                    1,200              37
    CRAWFORD & CO. CLASS B                   1,950              37
-   I-STAT CORP.                             3,300              37
-   LATTICE SEMICONDUCTOR CORP.              1,300              37
    LILLIAN VERNON CORP.                     2,200              37

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   MESABA HOLDINGS, INC.                    1,600         $    37
-   PETROCORP, INC.                          4,822              37
-   PREMISYS COMMUNICATIONS, INC.            1,500              37
    A. SCHULMAN INC.                         1,900              37
-   THERMO VOLTEK                            5,250              37
    URSTADT BIDDLE PROPERTIES REIT           2,100              37
    ZIEGLER COS., INC.                       1,800              37
-   ADVANCED TISSUE SCIENCES INC.            8,100              36
    ALLIANCE BANCORP INC.                    1,500              36
-   BENCHMARK MICROELECTRONICS, INC.         3,200              36
    CBT CORP.                                1,100              36
    CABOT INDUSTRIAL TRUST                   1,700              36
-   CARRINGTON LABS INC.                     7,400              36
-   CYGNUS INC.                              3,488              36
-   ELTRON INTERNATIONAL INC.                1,300              36
-   IMPCO TECHNOLOGIES INC.                  2,200              36
-   LABORATORY CORP. OF AMERICA             15,624              36
-   MEADE INSTRUMENTS CORP.                  3,300              36
    MISSISSIPPI CHEMICAL CORP.               2,200              36
-   SCHOLASTIC CORP.                           900              36
-   SYKES ENTERPRISES, INC.                  1,800              36
-   TECHNICAL CHEMICALS AND
     PRODUCTS, INC.                          4,200              36
-   U.S. OFFICE PRODUCTS CO.                 1,861              36
-   UNIVERSAL ELECTRONICS, INC.              2,900              36
-   USWEB CORP.                              1,500              36
-   WFS FINANCIAL, INC.                      5,110              36
-   YORK RESEARCH CORP.                      5,900              36
    AMCAST INDUSTRIAL CORP.                  1,904              35
-   EDISON BROTHERS STORES, INC.             6,856              35
-   FOURTH SHIFT CORP.                      12,600              35
-   GELTEX PHARMACEUTICALS, INC.             1,900              35
-   GLENAYRE TECHNOLOGIES, INC.              3,300              35
-   IMMUNOMEDICS INC.                        7,900              35
-   MMC NETWORKS, INC.                       1,100              35
-   MIRAVANT MEDICAL TECHNOLOGY              1,600              35
    PCA INTERNATIONAL, INC.                  1,400              35
-   PARAGON HEALTH NETWORK, INC.             2,181              35
    PUBLIC SERVICE CO. OF NORTH
     CAROLINA, INC.                          1,600              35
-   SLI, INC.                                1,350              35
-   SPECTRX, INC.                            5,074              35
-   SUPERIOR CONSULTANT HOLDINGS CORP.         800              35
-   VICOR CORP.                              2,500              35
-   APAC TELESERVICES, INC.                  5,900              34
    AMPCO-PITTSBURGH CORP.                   2,200              34
-   ESS TECHNOLOGY, INC.                     7,300              34
-   FAC REALTY INC. REIT                     4,300              34
-   INTENSIVA HEALTHCARE CORP.               4,300              34
-   KENSEY NASH CORP.                        3,600              34
-   LEUKOSITE, INC.                          4,500              34
-   MEDPLUS, INC.                            5,600              34
-   PERCLOSE, INC.                           1,200              34
-   RESOUND CORP.                            5,200              34
-   SPECTRAN CORP.                           4,200              34
-   SPYGLASS, INC.                           3,000              34
-   SUPERGEN, INC.                           3,400              34
-   THERMOTREX CORP.                         2,000              34
    WALBRO CORP.                             2,400              34
-   CATHERINES STORES                        3,400              33
    IRT PROPERTY CO. REIT                    3,000              33
-   LONE STAR STEAKHOUSE &
     SALOON, INC.                            2,400              33
-   NATIONAL PROCESSING, INC.                3,100              33
-   ROCHESTER MEDICAL CORP.                  2,300              33
-   TCSI CORP.                               5,600              33
-   UNISOURCE ENERGY CORP.                   2,100              33
-   VETERINARY CENTERS OF AMERICA, INC.      1,740              33
-   ALTERNATE LIVING SERVICES, INC.          1,200              32
-   AMERICAN ONCOLOGY
     RESOURCES, INC.                         2,600              32
-   ASYST TECHNOLOGIES, INC.                 2,556              32
-   BRITE VOICE SYSTEMS, INC.                2,814              32
-   CIRRUS LOGIC                             2,900              32
-   CLINTRIALS RESEARCH, INC.                6,500              32
    GLENBOROUGH REALTY TRUST, INC. REIT      1,200              32
-   INKTOMI CORP.                              800              32
-   INTELLIGENT MEDICAL IMAGING, INC.        9,000              32
-   INTERVU INC.                             2,100              32
-   KEMET CORP.                              2,400              32
-   MICROWAVE POWER DEVICES, INC.            4,700              32
-   NATIONAL CITY BANCORPORATION               968              32
-   PRIMADONNA RESORTS, INC.                 2,200              32
-   SPAGHETTI WAREHOUSE, INC.                4,000              32
-   STRATEGIC DISTRIBUTION, INC.             5,800              32
-   TATHAM OFFSHORE, INC.                   10,630              32
-   VERTEX PHARMACEUTICALS, INC.             1,400              32
-   ABC RAIL PRODUCTS CORP.                  1,800              31
-   BIO-RAD LABORATORIES, INC. CLASS A       1,000              31
-   BIOTECHNOLOGY GENERAL                    4,300              31
    GREEN STREET FINANCIAL CORP.             2,100              31
    OPTICAL COATING LABORATORY, INC.         1,600              31
-   PREMIERE TECHNOLOGIES, INC.              3,700              31
-   SILICON GAMING, INC.                     3,100              31
-   TRO LEARNING, INC.                       3,600              31
-   VANTIVE CORP.                            1,500              31
-   VERITY, INC.                             2,900              31
-   WORLD ACCEPTANCE CORP.                   5,500              31
-   ADVANTAGE LEARNING SYSTEMS, INC.         1,100              30
-   ANSWERTHINK CONSULTING
     GROUP, INC.                             1,400              30
-   CARIBINER INTERNATIONAL, INC.            1,700              30
-   DIALOGIC CORP.                           1,000              30
-   ELECTROMAGNETIC SCIENCES, INC.           1,600              30
-   HANOVER COMPRESSOR CO.                   1,100              30
-   HILLS STORES CO.                         5,165              30
-   HOMEUSA, INC.                            3,000              30
-   INTERNATIONAL RECTIFIER CORP.            3,500              30
-   NORD RESOURCES CORP.                    15,700              30
    OREGON STEEL MILLS, INC.                 1,600              30
-   PICO HOLDINGS INC.                       7,013              30
-   PROXIM, INC.                             1,800              30
    RPC INC.                                 2,400              30
-   REALNETWORKS, INC.                         800              30
-   SERVICE MERCHANDISE CO., INC.           19,200              30
    SUN COMMUNITIES, INC. REIT                 900              30
-   TCI MUSIC, INC. CLASS A                  3,800              30
-   TELULAR CORP.                           15,500              30
-   THERMOLASE CORP.                         4,200              30
-   WINTER SPORTS INC.                       2,425              30
-   FRESH DEL MONTE PRODUCE INC.             1,600              30
-   ARGOSY GAMING CO.                        9,600              29

-------------------------------------------------------------------
                                                             MARKET
                                                             VALUE*
                                             SHARES           (000)
-------------------------------------------------------------------
-   @ENTERTAINMENT, INC.                     2,600          $   29
-   BOOLE & BABBAGE INC.                     1,200              29
-   BOSTON BEER CO., INC. CLASS A            2,300              29
-   DATASTREAM SYSTEMS, INC.                 1,500              29
    MERRILL CORP.                            1,300              29
    NASH-FINCH CO.                           1,900              29
-   NOODLE KIDOODLE INC.                     5,000              29
-   ORANGE-CO, INC.                          4,900              29
-   SHONEY'S INC.                            8,295              29
-   SITEL CORP.                              4,400              29
-   UROCOR, INC.                             4,000              29
-   VENCOR, INC.                             4,000              29
-   APRIA HEALTHCARE                         4,200              28
-   CELTRIX PHARMACEUTICALS                 13,800              28
-   CHECKPOINT SYSTEMS, INC.                 2,000              28
    CIRCLE INTERNATIONAL GROUP, INC.         1,000              28
-   COLONIAL DOWNS HOLDINGS, INC.           10,800              28
    DIMON INC.                               2,500              28
-   DRAVO CORP.                              3,000              28
-   EDUCATIONAL MEDICAL, INC.                3,100              28
    ENERGEN CORP.                            1,400              28
    GAINSCO, INC.                            4,300              28
-   LUMISYS, INC.                            7,400              28
-   PICTURETEL CORP.                         3,000              28
-   PROJECT SOFTWARE &
     DEVELOPMENT, INC.                       1,400              28
-   SIGNAL TECHNOLOGY CORP.                  5,247              28
-   BADGER PAPER MILLS, INC.                 3,200              27
    CAPSTEAD MORTGAGE CORP.                  3,250              27
-   GLOBAL DIRECTMAIL CORP.                  2,100              27
    GREEN MOUNTAIN POWER CORP.               1,900              27
-   HEICO CORP. CLASS A                      1,050              27
    HILB, ROGAL AND HAMILTON CO.             1,700              27
-   LABOR READY, INC.                          900              27
-   RAMTRON INTERNATIONAL CORP.              7,800              27
-   RIGHT MANAGEMENT CONSULTANTS             2,000              27
-   JOHN B. SANFILIPPO & SON, INC.           5,600              27
-   SYBASE, INC.                             3,840              27
    SYNALLOY CORP.                           2,000              27
-   TELCO SYSTEMS, INC.                      1,900              27
-   ACTIVE VOICE CORP.                       2,500              26
-   CASTLE & COOKE INC.                      1,366              26
-   ELECTROGLAS, INC.                        2,000              26
-   GENSIA SICOR INC.                        6,600              26
    HERBALIFE INTERNATIONAL CL B             1,266              26
    HORIZON FINANCIAL CORP.                  1,635              26
    JUSTIN INDUSTRIES, INC.                  1,600              26
-   KINROSS GOLD CORP.                       8,009              26
-   METRA BIOSYSTEMS, INC.                  13,000              26
-   OPTICAL CABLE CORP.                      2,600              26
    PS BUSINESS PARKS, INC. REIT             1,100              26
    PAN PACIFIC RETAIL PROPERTIES,
     INC. REIT                               1,300              26
-   SEATTLE FILMWORKS, INC.                  3,375              26
-   SYNAGRO TECHNOLOGIES INC.                4,100              26
-   TODD SHIPYARDS CORP.                     4,753              26
-   TRANSACT TECHNOLOGIES INC.               2,900              26
-   WELLSFORD REAL PROPERTIES INC. REIT      1,812              26
    AAMES FINANCIAL CORP.                    1,800              25
-   ALEXANDER'S, INC.                          277              25
-   APHTON CORP.                             1,500              25
-   BJ SERVICES CO. WARRANTS
     EXP. 4/13/2000                            787              25
-   CAPSTAR BROADCASTING CORP.               1,000              25
-   CRESCENT OPERATING, INC. REIT            1,460              25
    GETTY REALTY HOLDING CORP.               1,300              25
-   GRADALL INDUSTRIES, INC.                 1,700              25
-   NPC INTERNATIONAL CLASS A                2,000              25
-   SCHULER HOMES INC.                       2,800              25
-   TELESPECTRUM WORLDWIDE INC.              2,900              25
-   THE TESSERACT GROUP, INC.                5,000              25
-   VERIO INC.                               1,000              25
-   AGRIBRANDS INTERNATIONAL, INC.             781              24
-   ATRIX LABORATORIES, INC.                 1,800              24
    CVB FINANCIAL CORP.                      1,000              24
    CITIZENS BANKING CORP.                     700              24
    CRIIMI MAE, INC. REIT                    1,700              24
-   DRUG EMPORIUM, INC.                      6,128              24
    EXCEL INDUSTRIES, INC.                   1,700              24
-   IMMUCOR INC.                             2,754              24
-   LANDRY'S SEAFOOD RESTAURANTS, INC.       1,300              24
-   NATIONAL WESTERN LIFE INSURANCE
     CO. CLASS A                               200              24
-   NOVAVAX, INC.                            6,110              24
-   OBJECTIVE SYSTEMS INTEGRATORS, INC.      3,200              24
-   TOY BIZ                                  2,600              24
    WADDELL & REED FINANCIAL, INC.           1,000              24
-   AER ENERGY RESOURCES, INC.              20,300              23
    BODDIE-NOELL PROPERTIES INC.             1,700              23
-   KENNETH COLE PRODUCTIONS, INC.             900              23
-   CONTINUCARE CORP.                        4,600              23
-   DREXLER TECHNOLOGY CORP.                 1,600              23
-   GENESYS TELECOMMUNICATIONS
     LABORATORIES, INC.                        700              23
-   GYMBOREE CORP.                           1,500              23
-   INSO CORP.                               1,700              23
    IRVINE APARTMENT COMMUNITIES,
     INC. REIT                                 800              23
-   L-3 COMMUNICATIONS HOLDINGS, INC.          700              23
-   LIFECORE BIOMEDICAL INC.                 1,400              23
    M/A/R/C, INC.                            1,400              23
-   MATTSON TECHNOLOGY, INC.                 4,400              23
-   QUAKER CITY BANCORP, INC.                1,000              23
    SALIENT 3 COMMUNICATIONS CLASS A         2,500              23
-   SCHEID VINEYARDS, INC. CLASS A           3,300              23
-   STARTER CORP.                            8,200              23
-   SUNBURST HOSPITALITY CORP                3,266              23
    UNITED WISCONSIN SERVICES, INC.            800              23
-   UROQUEST MEDICAL CORP.                   8,800              23
-   ARTESYN TECHNOLOGIES, INC.               1,400              22
-   BASE TEN SYSTEMS CLASS A                 8,000              22
-   FAXSAV INC.                              6,000              22
-   FOOTHILL INDEPENDENT BANCORP.            1,392              22
-   HCIA, INC.                               1,700              22
-   HEALTH MANAGEMENT SYSTEMS, INC.          1,953              22
-   HOLLYWOOD CASINO CORP.                  11,800              22
-   INPRISE CORP.                            3,000              22
-   INTEGRATED PROCESS
     EQUIPMENT CORP.                         1,976              22
-   MERISEL, INC.                            7,600              22
-   MOLECULAR BIOSYSTEMS, INC.               3,097              22
    NYMAGIC, INC.                              800              22

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
    PRIME BANCORP INC.                         900           $  22
-   QUALITY SYSTEMS, INC.                    2,400              22
-   TCI SATELLITE ENTERTAINMENT, INC.
     CLASS A                                 3,804              22
    TRANSPRO INC.                            3,000              22
    ALLIED PRODUCTS CORP.                    1,000              21
-   AURORA FOODS INC.                        1,000              21
    CATO CORP. CLASS A                       1,200              21
-   CHALONE WINE GROUP LTD.                  1,960              21
    CONECTIV, INC. CLASS A                     575              21
-   FARO TECHNOLOGIES, INC.                  2,000              21
-   FIBERMARK, INC.                          1,300              21
-   IGI, INC.                                6,710              21
-   INTEGRATED SYSTEMS CONSULTING
     GROUP INC.                              1,500              21
-   INTERNEURON PHARMACEUTICAL, INC.         5,700              21
-   INTERVOICE, INC.                         1,200              21
-   MAXIM PHARMACEUTICALS, INC.              1,000              21
    OEA, INC.                                1,300              21
-   PHP HEALTHCARE CORP.                     2,800              21
-   THE PENN TRAFFIC CO.                     6,200              21
-   PEOPLE'S CHOICE TV CORP.                16,400              21
-   SWIFT ENERGY CO.                         1,300              21
-   ACME METALS, INC.                        4,000              20
-   ALLIANCE PHARMACEUTICAL CORP.            4,798              20
    BMC INDUSTRIES, INC.                     2,237              20
-   CAM DESIGNS, INC.                        9,900              20
-   ECO SOIL SYSTEMS, INC.                   1,900              20
-   GOLDEN STATE BANCORP, INC.
     LITIGATION WARRANTS EXP. 1/1/2001       3,700              20
    LINDSAY MANUFACTURING CO.                  750              20
-   MEGO MORTGAGE CORP.                     10,500              20
-   MICRION CORP.                            2,000              20
-   NCS HEALTHCARE, INC.                       700              20
    PETROLEUM HEAT & POWER CO.              10,100              20
-   URS CORP.                                1,200              20
-   DESIGNS, INC.                           12,050              19
-   EMERGING COMMUNICATIONS                  2,200              19
-   FLIR SYSTEMS, INC.                       1,100              19
    FONAR CORP.                              8,300              19
-   INVISION TECHNOLOGIES, INC.              2,400              19
-   MEDICAL MANAGER CORP.                      700              19
-   METACREATIONS CORP.                      4,197              19
-   NASTECH PHARMACEUTICAL CO., INC.         2,300              19
-   NATURAL WONDERS                          4,300              19
    ROADWAY EXPRESS INC.                     1,000              19
-   TOYMAX INTERNATIONAL, INC.               2,700              19
-   U.S. ENERGY CORP.                        3,600              19
-   AMTECH CORP.                             3,800              18
-   CONSOLIDATED FREIGHTWAYS CORP.           1,300              18
-   JENNY CRAIG INC.                         3,000              18
-   DRIL-QUIP, INC.                            700              18
-   ELECTRONIC RETAILING SYSTEMS
     INTERNATIONAL, INC.                     6,200              18
    EQUITY INNS, INC. REIT                   1,400              18
    LIFE USA HOLDING, INC.                   1,400              18
-   OCTEL CORP.                                925              18
    PHILLIPS-VAN HEUSEN CORP.                1,200              18
-   QUALIX GROUP, INC.                       9,100              18
-   REHABILICARE, INC.                       6,880              18
-   ROCKSHOX, INC.                           4,600              18
-   STONERIDGE,INC.                          1,000              18
-   TST IMPRESO, INC.                        5,300              18
-   THERMO TERRATECH, INC.                   4,100              18
-   VERTEL CORP.                             5,000              18
-   WMF GROUP LTD.                             766              18
    ANDOVER BANCORP, INC.                      500              17
    BERRY PETROLEUM CLASS A                  1,300              17
    CHESAPEAKE ENERGY CORP.                  4,200              17
-   EMPLOYEE SOLUTIONS, INC.                 4,400              17
-   FRANKLIN ELECTRONIC PUBLISHERS, INC.     1,700              17
-   INTERLEAF, INC.                          8,800              17
-   JUMBOSPORTS INC.                        14,800              17
-   KOMAG, INC.                              3,200              17
-   NEOPROBE CORP.                           6,300              17
-   TELEGROUP, INC.                          1,800              17
    VESTA INSURANCE GROUP, INC.                800              17
-   VISTANA, INC.                              900              17
-   AERIAL COMMUNICATIONS INC.               2,600              16
-   AMYLIN PHARMACEUTICALS, INC.             4,300              16
-   AUTOBOND ACCEPTANCE CORP.                2,000              16
-   CLARIFY, INC.                            1,200              16
-   ECHO BAY MINES LTD.                      7,100              16
-   FRESH CHOICE, INC.                       5,100              16
    HERBALIFE INTERNATIONAL CL A               633              16
-   MAI SYSTEMS CORP.                        4,100              16
    MORRISON RESTAURANTS INC.                3,200              16
-   PRECISION RESPONSE CORP.                 2,000              16
-   PRESSTEK, INC                            1,400              16
-   PROVIDENT AMERICAN CORP.                 2,800              16
-   SONOSIGHT, INC.                          2,200              16
-   VERSANT OBJECT TECHNOLOGY CORP.          4,000              16
    VIRCO MANUFACTURING CORP.                  700              16
-   VOLT INFORMATION SCIENCES INC.             600              16
-   AQUA CARE SYSTEMS, INC.                  5,700              15
-   AURA SYSTEMS, INC.                       7,500              15
-   CALIFORNIA AMPLIFIER, INC.               7,800              15
-   CARDIMA, INC.                            5,000              15
-   EPITOPE INC.                             2,300              15
-   GRC INTERNATIONAL, INC.                  1,500              15
-   HOME HEALTH CORP. OF AMERICA             6,300              15
-   INTELIDATA TECHNOLOGIES CORP.           15,900              15
-   NS GROUP INC.                            1,500              15
-   3DO CO.                                  4,800              15
-   AML COMMUNICATIONS, INC.                 4,050              14
-   AMERICAN WAGERING, INC.                  2,300              14
-   GEOWORKS                                 4,000              14
    JP REALTY INC. REIT                        600              14
-   PETE'S BREWING CO.                       2,300              14
    PRIMEX TECHNOLOGIES, INC.                  280              14
-   S3, INC.                                 2,800              14
-   SCHOOL SPECIALTY, INC.                     827              14
    STEPHAN CO.                              1,000              14
    TAPPAN ZEE FINANCIAL, INC.                 700              14
-   UNIGENE                                  7,000              14
-   URANIUM RESOURCES, INC.                  6,600              14
-   VERILINK CORP.                           1,700              14
-   ARRHYTHMIA RESEARCH
     TECHNOLOGY, INC.                        7,000              13
-   FLUOR DANIEL/GTI, INC.                   2,100              13
-   GENERAL CIGAR HOLDINGS, INC.             1,300              13

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
                                            SHARES           (000)
------------------------------------------------------------------
    JEFFERSON SAVINGS BANCORP, INC.            400          $   13
-   MICROWAVE SYSTEMS CORP.                  2,800              13
-   OAK TECHNOLOGY, INC.                     2,900              13
-   ROCKY MOUNTAIN CHOCOLATE
     FACTORY, INC.                           2,000              13
-   SCHUFF STEEL CO.                           900              13
-   SECURE COMPUTING CORP.                   1,300              13
-   SHIVA CORP.                              1,600              13
-   SPEEDFAM INTERNATIONAL, INC.               700              13
-   VASOMEDICAL, INC.                        8,900              13
-   VIVUS, INC.                              2,200              13
-   APPLIED MAGNETICS CORP.                  1,600              12
-   ARTISOFT, INC.                           4,200              12
-   ASCENT ENTERTAINMENT GROUP, INC.         1,075              12
-   CDNOW, INC.                                600              12
-   CONSOLIDATED DELIVERY &
     LOGISTICS, INC.                         2,800              12
    CONTINENTAL MORTGAGE &
     EQUITY TRUST                              750              12
-   GLOBAL PAYMENT TECH INC.                 1,200              12
-   IEC ELECTRONICS CORP.                    1,682              12
    LASER MORTGAGE MANAGEMENT, INC.          1,100              12
-   MEDAR, INC.                              5,742              12
-   MESA AIR GROUP INC.                      1,500              12
-   MULTIGRAPHICS INC.                       1,600              12
-   PLAYCORE, INC.                           2,600              12
-   SAMSONITE CORP.                          1,116              12
-   SCHERER HEALTH                           3,200              12
-   SPACETEC IMC CORP.                       4,200              12
    THERMO REMEDIATION, INC.                 2,700              12
-   TRAK AUTO CORP.                          1,200              12
-   USDATA CORP., INC.                       2,497              12
-   XIOX CORP.                               1,900              12
-   AMERIPATH, INC.                            900              11
-   ATLANTIC TELE-NETWORK, INC.                880              11
-   AZTEC TECHNOLOGY PARTNERS, INC.          1,488              11
-   GENEVA STEEL CLASS A                     4,400              11
-   I-FLOW CORP.                             6,500              11
-   KENNEDY-WILSON, INC.                     1,008              11
-   MAXICARE HEALTH PLANS INC.               1,700              11
-   NETMANAGE, INC.                          3,800              11
-   OSICOM TECHNOLOGIES, INC.                4,042              11
-   P-COM, INC.                              1,200              11
-   PHOENIX INTERNATIONAL LTD., INC.           700              11
-   RED BRICK SYSTEMS, INC.                  2,700              11
-   TOTAL CONTAINMENT                        2,100              11
-   VESTCOM INTERNATIONAL, INC.              1,200              11
-   ALYN CORP.                               1,600              10
-   CELLPRO, INC.                            3,400              10
-   CONVERSE INC.                            1,866              10
-   ELECTRIC FUEL CORP.                      1,800              10
-   EMULEX CORP.                             1,700              10
-   MK GOLD CO.                             10,700              10
-   MOSAIX INC.                              1,000              10
    NUI CORP.                                  400              10
-   PLUMA, INC.                              1,500              10
-   ROYAL PRECISION INC.                     2,000              10
-   TRIDENT MICROSYSTEMS, INC.               1,800              10
-   WMS INDUSTRIES, INC.                     2,400              10
-   AUSPEX SYSTEMS, INC.                     1,600               9
-   CHESAPEAKE BIOLOGICAL
     LABORATORIES, INC.                      1,300               9
    FIRST COMMERCE BANCSHARES INC.
     CLASS A                                   300               9
-   FLORSHEIM GROUP INC.                       933               9
    FORT THOMAS FINANCIAL CORP.                600               9
-   GSB FINANCIAL CORP.                        500               9
-   GENOME THERAPEUTICS CORP.                2,000               9
-   PERFORMANCE FOOD GROUP CO.                 450               9
-   REGENT ASSISTED LIVING, INC.             1,500               9
-   RONSON CORP.                             2,400               9
-   SMC CORP.                                1,200               9
-   SHOE CARNIVAL, INC.                        650               9
-   SPECTRANETICS CORP.                      2,900               9
-   TRANSWORLD HEALTHCARE INC.               1,574               9
-   VIISAGE TECHNOLOGY, INC.                 4,500               9
-   WELLCARE MANAGEMENT GROUP, INC.          4,000               9
-   APPLIED MICROSYSTEMS CORP.               1,900               8
-   AVATEX CORP.                             3,900               8
-   CASINO MAGIC CORP.                       3,900               8
-   COLORADO CASINO RESORTS, INC.            5,600               8
-   DIACRIN, INC.                            1,200               8
-   EINSTEIN/NOAH BAGEL CORP.                1,800               8
-   EXCEL LEGACY CORP.                       1,800               8
-   FTP SOFTWARE, INC.                       4,600               8
-   GARGOYLES, INC.                          7,000               8
-   GOLD RESERVE CORP.                       4,300               8
-   JAN BELL MARKETING INC.                  1,200               8
-   MATHSOFT, INC.                           2,000               8
-   PLANET POLYMER TECHNOLOGY, INC.          5,200               8
-   STRATEGIA CORP.                          1,400               8
-   WORKFLOW MANAGEMENT, INC.                  992               8
-   ALLIED DIGITAL TECHNOLOGIES CORP.        1,500               7
    J. BAKER, INC.                             600               7
-   BELL SPORTS CORP.                          700               7
-   CENTIGRAM COMMUNICATIONS                   600               7
-   CHECKERS DRIVE-IN RESTAURANT             5,400               7
-   CIDCO, INC.                              1,600               7
    KIMCO REALTY CORP. PFD. CLASS D            252               7
    SAUER INC.                                 500               7
-   SEAMED CORP.                               400               7
-   AMBI, INC.                               4,400               6
-   ASI SOLUTIONS, INC.                        800               6
-   BOSTON CHICKEN, INC.                     4,000               6
-   CORNERSTONE IMAGING, INC.                  800               6
-   HAYES CORP.                              2,066               6
-   HEALTH SYSTEMS DESIGN CORP.                800               6
-   IMMULOGIC PHARMACEUTICAL CORP.           3,900               6
-   INTEGRATED SILICON SOLUTION, INC.          800               6
-   INTERNATIONAL ASSETS HOLDING CORP.       1,980               6
-   LIPOSOME CO., INC.                       1,100               6
-   NAVIGANT INTERNATIONAL, INC.               744               6
-   OIS OPTICAL IMAGING SYSTEMS, INC.        6,100               6
-   OMEGA WORLDWIDE, INC.                      794               6
-   ONCOR INC.                               8,369               6
-   TESSCO TECHNOLOGIES, INC.                  300               6
-   VALENCE TECHNOLOGY                       1,000               6
-   AIR AND WATER TECHNOLOGIES CORP.
     CLASS A                                 1,500               5
-   APPLIX, INC.                             1,400               5

------------------------------------------------------------------
                                                            MARKET
                                                            VALUE*
BALANCED INDEX FUND                         SHARES           (000)
------------------------------------------------------------------
-   BENTLEY PHARMACEUTICALS, INC.            2,200           $   5
-   BITWISE DESIGNS, INC.                    2,900               5
-   CML GROUP, INC.                          2,700               5
-   CELLULARVISION USA, INC.                 4,700               5
-   CHROMAVISION MEDICAL
     SYSTEMS, INC.                             600               5
-   DIAMOND TECHNOLOGY PARTNERS INC.           181               5
-   DYNATECH CORP.                           1,450               5
-   ECOGEN, INC.                             1,900               5
-   FIRST BANK OF PHILADELPHIA               1,000               5
-   GARDEN BOTANIKA, INC.                    4,500               5
-   MATERIAL SCIENCES CORP.                    400               5
-   METROCALL, INC.                            900               5
-   MIDLAND RESOURCES, INC.                  2,300               5
-   RASTER GRAPHICS, INC.                    5,600               5
-   VERTEX INDUSTRIES, INC.                  6,700               5
-   APOGEE, INC.                             1,600               4
    BEAUTICONTROL COSMETICS                    400               4
-   BLUE WAVE SYSTEMS, INC.                  1,000               4
-   CALIFORNIA FEDERAL BANK GOODWILL
     PARTICIPATION CERTIFICATES                200               4
-   COMSHARE                                   553               4
-   DAILY JOURNAL CORP.                        100               4
-   DATA RACE, INC.                          6,778               4
-   FASTCOMM COMMUNICATIONS CORP.            7,100               4
-   FREEPORT-MCMORAN SULPHUR, INC.             288               4
-   INTERNATIONAL LOTTERY & TOTALIZATOR
     SYSTEMS, INC.                           2,933               4
-   MICROPROSE, INC.                           880               4
-   NVIEW CORP.                              3,300               4
-   APS HOLDING CORP.                        5,100               3
-   AEROVOX, INC.                              900               3
-   ALANCO ENVIRONMENTAL
     RESOURCES CORP.                         1,986               3
-   ALTRIS SOFTWARE, INC.                    5,300               3
-   AQUILA BIOPHARMACEUTICALS, INC.            701               3
-   ASCENT PEDIATRICS, INC.                  2,200               3
-   ATLANTIC GULF COMMUNITIES CORP.          1,500               3
    CANADIAN NATIONAL RAILWAY CO.               47               3
-   CAPITAL PACIFIC HOLDINGS, INC.             700               3
-   COMFORCE CORP.                             313               3
-   CRESCENDO PHARMACEUTICALS CORP.            260               3
-   CROWN BOOKS CORP.                        3,163               3
-   DATA SYSTEMS NETWORK CORP.               4,200               3
-   EDISON BROTHERS STORES WARRANTS
     EXP. 9/26/2005                            692               3
-   ENCORE WIRE CORP.                          200               3
-   FORELAND CORP.                             566               3
    INVESTORS FINANCIAL SERVICES CORP.
     CLASS A                                    54               3
-   JAYHAWK ACCEPTANCE CORP.                 5,000               3
-   JUST LIKE HOME, INC.                     2,400               3
-   MARKETING SERVICES GROUP, INC.           1,000               3
-   OPENROUTE NETWORKS, INC.                 2,600               3
-   ORAVAX, INC.                             2,600               3
-   QUINTEL ENTERTAINMENT, INC.                800               3
-   ROSS TECHNOLOGY, INC.                   20,200               3
-   SCICLONE PHARMACEUTICALS                   800               3
-   TRITEAL CORP.                            8,000               3
-   WIRELESS ONE, INC.                       2,200               3
-   AGRITOPE, INC.                             460               2
-   ALL AMERICAN SEMICONDUCTOR, INC.         1,000               2
-   ASTEA INTERNATIONAL, INC.                1,000               2
-   BROTHERS GOURMET COFFEES, INC.           1,732               2
-   CRYOMEDICAL SCIENCES                    17,500               2
-   DOCUCORP INTERNATIONAL                     361               2
-   ENVIROMETRICS, INC.                      3,800               2
-   FPA MEDICAL MANAGEMENT, INC.             1,800               2
-   GSE SYSTEMS, INC.                          600               2
-   GRADCO SYSTEMS, INC.                       275               2
-   HEALTH FITNESS CORP.                     1,400               2
-   HORIZON GROUP PROPERTIES, INC.             310               2
-   MARVEL ENTERTAINMENT GROUP               7,240               2
-   MOBLEY ENVIRONMENTAL SERVICES,
     INC. CLASS A                            6,600               2
-   NU-KOTE HOLDING, INC. CLASS A            4,600               2
-   NUMEREX CORP.                              500               2
-   OAO TECHNOLOGY                             361               2
-   RELIANCE ACCEPTANCE GROUP INC.          13,500               2
-   SILICON VALLEY RESEARCH, INC.            3,100               2
    WAINWRIGHT BANK & TRUST CO.                200               2
-   ZENITH ELECTRONICS CORP.                 5,000               2
-   AID AUTO STORES, INC.                      200               1
-   AXIOHM TRANSACTION SOLUTIONS, INC.         126               1
-   CELLULAR TECHNICAL SERVICES CO.          1,600               1
-   CENTURA SOFTWARE CORP.                     600               1
-   COASTAL PHYSICIAN GROUP, INC.            1,800               1
-   CONTINENTAL INFORMATION
     SYSTEMS CORP.                             300               1
-   DATAWARE TECHNOLOGIES, INC.                200               1
-   EAGLE FINANCE CORP.                      3,600               1
-   ICH CORP.                                  315               1
-   IMC GLOBAL WARRANTS
     EXP. 12/22/2000                           455               1
-   MERCURY FINANCE CO.                      9,399               1
-   MICROFIELD GRAPHICS, INC.                  100               1
    NSC CORP.                                  808               1
-   NATIONAL AUTO CREDIT INC.                1,400               1
-   NATIONAL MEDICAL FINANCIAL
     SERVICES CORP.                            940               1
-   OBJECTSHARE, INC.                          400               1
-   PINNACLE MICRO INC.                      4,450               1
-   RECKSON SERVICE INDUSTRIES, INC.           264               1
-   SUBMICRON SYSTEMS CORP.                    700               1
-   TRANS WORLD GAMING CORP.                 2,200               1
------------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $520,534)                                          908,735
------------------------------------------------------------------

-----------------------------------------------------------------------
                                                   FACE          MARKET
                                                 AMOUNT          VALUE*
                                                  (000)           (000)
-----------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.6%)
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (11.9%)
U.S. TREASURY BONDS
 7.25%, 8/15/2022                               $   325         $   389
 7.875%, 2/15/2021                                  210             267
 8.00%, 11/15/2021                               13,370          17,237
 8.125%, 8/15/2019                               21,305          27,499
 8.125%, 5/15/2021                                  160             208
 8.125%, 8/15/2021                                9,450          12,317
 8.50%, 2/15/2020                                 2,705           3,626
 8.75%, 5/15/2017                                 5,140           6,920
 8.75%, 5/15/2020                                 3,150           4,326
 8.875%, 8/15/2017                                2,425           3,305
 8.875%, 2/15/2019                                1,350           1,860
 10.00%, 5/15/2010                                  590             735
 10.375%, 11/15/2009                             11,915          14,898
 10.375%, 11/15/2012                              3,025           4,052
 13.875%, 5/15/2011                                 200             304
 14.00%, 11/15/2011                               2,865           4,448
U.S. TREASURY NOTES
 5.875%, 7/31/1999                                1,000           1,004
 5.875%, 2/15/2000                                  350             352
 5.875%, 11/15/2005                               5,350           5,454
 6.00%, 8/15/1999                                19,100          19,196
 6.25%, 5/31/2000                                   150             152
 6.25%, 2/28/2002                                 4,250           4,342
 6.50%, 5/31/2002                                 1,000           1,033
 6.625%, 3/31/2002                                1,400           1,450
 6.625%, 4/30/2002                               25,385          26,298
 6.875%, 5/15/2006                                3,640           3,942
 7.00%, 7/15/2006                                12,240          13,369
 7.125%, 9/30/1999                                  500             509
 7.25%, 5/15/2004                                   595             645
 7.50%, 11/15/2001                                  220             233
 7.50%, 5/15/2002                                   525             560
 7.75%, 12/31/1999                                2,000           2,063
 7.75%, 1/31/2000                                 1,500           1,550
 7.875%, 8/15/2001                                1,100           1,172
 8.00%, 8/15/1999                                 3,100           3,183
                                                                -------
                                                                188,898
                                                                -------
AGENCY BONDS AND NOTES (0.4%)
FEDERAL HOME LOAN MORTGAGE CORP.
 6.785%, 3/1/2006                                   675             677
 7.09%, 6/1/2005                                    400             407
FEDERAL NATIONAL MORTGAGE ASSN.
 4.95%, 9/30/1998                                 1,250           1,249
 5.35%, 8/12/1998                                 1,250           1,250
 5.80%, 12/10/2003                                1,200           1,202
 6.25%, 8/12/2003                                   850             851
 7.55%, 6/10/2004                                   850             862
                                                                -------
                                                                  6,498
                                                                -------

MORTGAGE-BACKED SECURITIES (12.3%)
FEDERAL HOME LOAN MORTGAGE CORP.
(3)      5.50%, 9/1/1998-1/1/2009                   293             291
(3)      6.00%, 12/1/1998-6/1/2028                8,349           8,255
(3)      6.50%, 4/1/2000-5/1/2028                23,791          23,805
(3)      7.00%, 9/1/1999-5/1/2028                22,990          23,352
(3)      7.50%, 3/1/2000-4/1/2028                18,435          18,905
(3)      8.00%, 11/1/2001-11/1/2027               8,980           9,291
(3)      8.50%, 11/1/2006-5/1/2027                3,239           3,378
(3)      9.00%, 1/1/2005-10/1/2026                  746             788
(3)      9.50%, 8/1/2003-4/1/2025                   707             762
(3)      10.00%, 3/1/2017-4/1/2025                  233             254
FEDERAL NATIONAL MORTGAGE ASSN.
(3)      5.50%, 1/1/2001-11/1/2008                  118             116
(3)      6.00%, 8/1/2000-4/1/2028                 4,485           4,406
(3)      6.50%, 3/1/2000-6/1/2028                11,478          11,467
(3)      7.00%, 5/1/2000-3/1/2028                18,011          18,270
(3)      7.50%, 4/1/1999-8/1/2027                 8,458           8,677
(3)      8.00%, 5/1/1999-9/1/2027                 4,826           5,000
(3)      8.50%, 10/1/2004-7/1/2027                2,066           2,158
(3)      9.00%, 9/1/2004-8/1/2026                 1,206           1,275
(3)      9.50%, 4/1/2005-2/1/2025                   472             508
(3)      10.00%, 7/1/2005-8/1/2021                  133             145
(3)      10.50%, 8/1/2020                            31              35
GOVERNMENT NATIONAL MORTGAGE ASSN.
(3)      6.00%, 3/15/2009-5/15/2026               1,187           1,165
(3)      6.50%, 9/15/2008-6/15/2028               7,010           7,009
(3)      7.00%, 5/15/2008-5/15/2028              13,100          13,315
(3)      7.50%, 5/15/2008-2/15/2028              12,098          12,441
(3)      8.00%, 4/15/2002-7/15/2027               9,608           9,964
(3)      8.50%, 7/15/2001-9/15/2027               4,037           4,260
(3)      9.00%, 2/15/2004-6/15/2027               2,934           3,140
(3)      9.50%, 9/15/2018-12/15/2025                760             827
(3)      10.00%, 10/15/2017-2/15/2026               361             399
(3)      10.50%, 9/15/2015-9/15/2019                 96             107
(3)      11.00%, 7/15/2013-12/15/2015                43              48
(3)      12.00%, 2/15/2014                           31              36
                                                                -------
                                                                193,849
                                                                -------

-----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
   (COST $376,048)                                              389,245
-----------------------------------------------------------------------
CORPORATE BONDS (12.7%)
-----------------------------------------------------------------------
ASSET-BACKED (1.4%)
AT&T UNIVERSAL CARD MASTER TRUST
(3)      5.95%, 10/17/2002                        1,000           1,001
ADVANTA CREDIT CARD MASTER TRUST
(3)      6.05%, 8/1/2003                          2,500           2,508
AMERICAN EXPRESS CREDIT ACCOUNT
 MASTER TRUST
(3)      6.80%, 12/15/2003                        2,500           2,559
CALIFORNIA INFRASTRUCTURE & ECON.
 DEV. BANK SP TRUST PG&E
(3)      6.16%, 6/25/2003                           625             628
(3)      6.42%, 9/25/2008                           900             916
DISCOVER CARD MASTER TRUST
(3)      5.40%, 11/16/2001                        2,750           2,747
FIRST BANK CORP. CARD MASTER TRUST
(3)      6.40%, 2/15/2002                         1,000           1,013
FORD CREDIT AUTO LOAN MASTER TRUST
(3)      6.50%, 8/15/2002                         1,000           1,013
SEARS CREDIT CARD MASTER TRUST
(3)      5.80%, 8/15/2005                         3,000           2,990
(3)      8.10%, 6/15/2004                         2,500           2,581
STANDARD CREDIT CARD MASTER TRUST
(3)      5.90%, 2/7/2001                          1,000           1,000
(3)      6.80%, 4/7/2001                            500             503
(3)      7.875%, 1/7/2000                         2,500           2,516
                                                                -------
                                                                 21,975
                                                                -------


------------------------------------------------------------------
                                              FACE          MARKET
                                            AMOUNT          VALUE*
BALANCED INDEX FUND                          (000)           (000)
------------------------------------------------------------------
FINANCE (6.1%)
AMERICAN EXPRESS CREDIT CORP.
 8.50%, 6/15/1999                          $   175         $   179
AMERICAN GENERAL FINANCE CORP.
 5.875%, 7/1/2000                              450             449
 8.00%, 2/15/2000                            1,000           1,032
AMERITECH CAPITAL FUNDING
 6.15%, 1/15/2008                            2,000           1,995
ASSOCIATES CORP.
 6.25%, 3/15/1999                              500             502
 6.375%, 8/15/2000                           3,000           3,024
 6.50%, 10/15/2002                           1,125           1,143
 6.68%, 9/17/1999                            1,500           1,513
 7.50%, 4/15/2002                              350             365
AVALON PROPERTIES INC.
 6.875%, 12/15/2007                          1,100           1,118
BANC ONE CORP.
 6.25%, 10/1/2001                            2,500           2,525
BANK OF NEW YORK CAPITAL I
 7.97%, 12/31/2026                           1,000           1,086
BANKAMERICA CAPITAL II
 8.00%, 12/15/2026                           1,000           1,087
BANKAMERICA CORP.
 7.50%, 10/15/2002                             200             211
 10.00%, 2/1/2003                              200             231
BEAR, STEARNS & CO., INC.
 6.625%, 1/15/2004                             300             305
BT CAPITAL TRUST B
 7.90%, 1/15/2027                              500             528
CIGNA CORP.
 7.875%, 5/15/2027                             500             561
CIT GROUP HOLDINGS
 6.625%, 6/15/2005                             350             357
CNA FINANCIAL CORP
 6.50%, 4/15/2005                            2,300           2,307
CAMDEN PROPERTY TRUST
 7.00%, 11/15/2006                             750             765
CHASE CAPITAL I
 7.67%, 12/1/2026                            1,100           1,156
THE CHASE MANHATTAN CORP.
 10.00%, 6/15/1999                           2,000           2,075
CHRYSLER FINANCE CORP.
 5.375%, 10/15/1998                            500             500
 5.625%, 1/15/1999                           1,425           1,426
 6.28%, 6/21/1999                            2,000           2,011
 6.375%, 1/28/2000                           1,000           1,007
CITICORP CAPITAL II
 8.015%, 2/15/2027                           1,050           1,151
CORESTATES CAPITAL CORP.
 6.625%, 3/15/2005                             700             714
COUNTRYWIDE FUNDING MTN
 7.31%, 8/28/2000                              400             409
DEAN WITTER DISCOVER & CO.
 6.25%, 3/15/2000                            2,000           2,007
EQUITABLE COMPANIES INC.
 7.00%, 4/1/2028                               350             360
EQUITY RESIDENTIAL PROPERTIES
 6.55%, 11/15/2001                           1,350           1,358
FIRST CHICAGO CORP.
 11.25%, 2/20/2001                             400             450
FIRST UNION CORP.
 8.125%, 6/24/2002                             500             536
FLEET CAPITAL TRUST II
 7.92%, 12/11/2026                             500             541
FLEET FINANCIAL GROUP, INC.
 6.875%, 3/1/2003                              400             412
 7.125%, 4/15/2006                             500             524
FORD MOTOR CREDIT CORP.
 6.85%, 8/15/2000                            4,000           4,071
 8.20%, 2/15/2002                              600             639
GENERAL ELECTRIC CAPITAL CORP.
 5.59%, 4/10/2000                            2,500           2,493
 6.90%, 9/15/2015                            1,000           1,071
GENERAL MOTORS ACCEPTANCE CORP.
 5.85%, 4/6/2000                             2,300           2,300
 6.625%, 1/10/2002                           2,500           2,542
 7.00%, 3/1/2000                             1,700           1,727
 7.125%, 6/1/1999                              500             506
 9.625%, 12/15/2001                            600             667
GREAT WESTERN FINANCE
 6.375%, 7/1/2000                            1,000           1,008
HEALTH & RETIREMENT PROPERTIES TRUST
 6.75%, 12/18/2002                           1,750           1,759
HOUSEHOLD FINANCE CORP.
 7.65%, 5/15/2007                              350             379
INTERNATIONAL LEASE FINANCE CORP.
 6.375%, 8/1/2001                            2,500           2,527
JDN REALTY CORP.
 6.80%, 8/1/2004                               840             842
LEHMAN BROTHERS HOLDINGS INC.
 6.15%, 3/15/2000                            1,500           1,502
 6.90%, 1/29/2001                            2,200           2,240
 7.20%, 8/15/2009                              875             921
MELLON CAPITAL II
 7.995%, 1/15/2027                           1,000           1,083
MELLON FINANCIAL CORP.
 6.30%, 6/1/2000                               750             755
 7.625%, 11/15/1999                            350             358
MERRILL LYNCH & CO., INC.
 6.07%, 10/15/2001                           3,000           3,011
 6.38%, 7/18/2000                              500             504
 6.50%, 4/1/2001                             2,000           2,025
 8.30%, 11/1/2002                              125             136
MORGAN STANLEY, DEAN WITTER,
DISCOVER & CO.
 5.89%, 3/20/2000                            3,600           3,599
NCNB CORP.
 9.50%, 6/1/2004                               275             321
NATIONSBANK CORP.
 5.75%, 3/15/2001                            1,200           1,196
 6.50%, 3/15/2006                              300             305
 7.00%, 9/15/2001                            1,500           1,542
ORION CAPITAL CORP.
 7.25%, 7/15/2005                            1,000           1,036
PAINEWEBBER GROUP, INC.
 7.00%, 3/1/2000                               750             761
REPUBLIC NEW YORK CORP.
 7.75%, 5/15/2002                              500             530
 7.75%, 5/15/2009                              300             333
SALOMON, INC.
 6.50%, 3/1/2000                               650             656
 6.65%, 7/15/2001                            1,200           1,216
 6.70%, 12/1/1998                            1,500           1,507

------------------------------------------------------------------
                                              FACE          MARKET
                                            AMOUNT          VALUE*
                                             (000)           (000)
------------------------------------------------------------------
SALOMON SMITH BARNEY HOLDINGS INC.
 5.875%, 2/1/2001                           $  700          $  696
 6.875%, 6/15/2005                             200             206
 7.98%, 3/1/2000                             1,300           1,340
SEARS, ROEBUCK AND CO.
 ACCEPTANCE CORP.
 6.75%, 9/15/2005                              400             411
SECURITY CAPITAL PACIFIC TRUST
 8.05%, 4/1/2017                               350             385
SIMON DEBARTOLO GROUP, INC.
 6.75%, 7/15/2004                              750             754
STORAGE USA, INC.
 7.50%, 12/1/2027                              400             413
SUMMIT PROPERTIES INC.
 6.95%, 8/15/2004                            1,800           1,823
SUNTRUST BANKS, INC.
 7.375%, 7/1/2006                              600             643
SWISS BANK
 7.00%, 10/15/2015                             500             526
TRAVELERS/AETNA PROPERTY
 CASUALTY CORP.
 7.75%, 4/15/2026                              450             509
USF&G CORP.
 8.375%, 6/15/2001                           1,000           1,057
UNITED DOMINION REALTY TRUST, INC.
 7.25%, 1/15/2007                              700             723
WELLS FARGO & CO.
 6.875%, 4/1/2006                              600             624
WELLS FARGO CAPITAL I
 7.96%, 12/15/2026                             600             657
                                                           -------
                                                            96,755
                                                           -------
INDUSTRIAL (3.9%)
AMERICAN STORES CO.
 8.00%, 6/1/2026                               800             911
ANHEUSER-BUSCH COS., INC.
 7.10%, 6/15/2007                            1,100           1,156
 7.125%, 7/1/2017                              400             422
 7.375%, 7/1/2023                              125             131
 8.625%, 12/1/2016                              43              44
APPLIED MATERIALS, INC.
 8.00%, 9/1/2004                               125             134
ARCHER-DANIELS-MIDLAND CO.
 8.875%, 4/15/2011                             295             364
AUBURN HILLS
 12.00%, 5/1/2020                              175             288
C.R. BARD, INC.
 6.70%, 12/1/2026                            1,100           1,129
BAYER CORP.
 6.65%, 2/15/2028                              850             875
BLACK & DECKER CORP.
 6.625%, 11/15/2000                          1,000           1,011
 7.50%, 4/1/2003                             1,700           1,786
THE BOEING CO.
 6.625%, 2/15/2038                             900             905
BOWATER, INC.
 9.375%, 12/15/2021                            500             628
BURLINGTON NORTHERN SANTA FE CORP.
 6.375%, 12/15/2005                            150             151
 6.875%, 2/15/2016                             500             516
 7.00%, 12/15/2025                             100             104
 7.25%, 8/1/2097                               300             324
CSX CORP.
 8.625%, 5/15/2022                             100             122
CATERPILLAR CO.
 7.375%, 3/1/2097                              750             829
CHRYSLER CORP.
 7.45%, 2/1/2097                               300             332
COMCAST CABLEVISION
 8.875%, 5/1/2017                              850           1,027
CONRAIL CORP.
 9.75%, 6/15/2020                              120             163
CONTINENTAL AIRLINES
(3)      6.331%, 10/15/2004                  1,400           1,400
(3)      6.41%, 10/15/2008                     875             876
         6.648%, 3/15/2019                     830             848
CYPRUS MINERALS
 6.625%, 10/15/2005                            600             593
DAYTON HUDSON CORP.
 6.75%, 1/1/2028                               500             495
DEERE & CO.
 8.50%, 1/9/2022                               100             123
DELTA AIRLINES, INC.
 (EQUIPMENT TRUST CERTIFICATES)
(3)      8.54%, 1/2/2007                       379             417
THE WALT DISNEY CO.
 7.55%, 7/15/2093                              850             988
EASTMAN CHEMICAL CO.
 6.375%, 1/15/2004                             300             300
 7.25%, 1/15/2024                              450             465
FEDERATED DEPARTMENT STORES, INC.
 7.45%, 7/15/2017                              975           1,038
FORD CAPITAL BV
 9.00%, 8/15/1998                              600             602
 9.50%, 6/1/2010                               100             127
FORTUNE BRANDS
 7.875%, 1/15/2023                             100             115
GANNETT CO.
 5.85%, 5/1/2000                             1,000           1,001
INTERNATIONAL BUSINESS
 MACHINES CORP.
 7.125%, 12/1/2096                           1,125           1,214
INTERNATIONAL PAPER CO.
 7.875%, 8/1/2006                              100             110
KROGER CO.
 6.375%, 3/1/2008                              505             505
 7.65%, 4/15/2007                              570             620
 8.15%, 7/15/2006                              500             556
LOCKHEED MARTIN CORP.
 6.85%, 5/15/2001                            1,500           1,524
 7.70%, 6/15/2008                            1,300           1,439
MAY DEPARTMENT STORES CO.
 9.75%, 2/15/2021                              120             157
MCDONALD'S CORP.
 6.75%, 2/15/2003                              300             303
MOBIL CORP.
 7.625%, 2/23/2033                             175             185
MOBIL CORP. ESOP
(3)      9.17%, 2/29/2000                      440             455
NEWS AMERICA HOLDINGS
 8.50%, 2/15/2005                              700             775
NORANDA, INC.
 7.50%, 7/15/2003                              500             519

------------------------------------------------------------------
                                              FACE          MARKET
                                            AMOUNT          VALUE*
BALANCED INDEX FUND                          (000)           (000)
------------------------------------------------------------------
NORFOLK SOUTHERN CORP.
 6.875%, 5/1/2001                         $  2,250        $  2,298
 7.35%, 5/15/2007                              500             536
 7.70%, 5/15/2017                              100             113
 7.80%, 5/15/2027                              300             344
 7.90%, 5/15/2097                              100             118
NORTHROP GRUMMAN CORP.
 7.00%, 3/1/2006                               500             518
 9.375%, 10/15/2024                            650             787
OCCIDENTAL PETROLEUM CORP.
 8.50%, 11/9/2001                            1,200           1,285
 8.50%, 9/15/2004                              500             514
J.C. PENNEY & CO., INC.
 6.875%, 6/15/1999                             750             755
 7.125%, 11/15/2023                            100             105
 9.05%, 3/1/2001                               300             320
PHILIP MORRIS COS., INC.
 7.00%, 7/15/2005                              500             512
 8.25%, 10/15/2003                             200             216
PHILLIPS PETROLEUM CO.
 9.00%, 6/1/2001                             1,000           1,080
PRAXAIR, INC.
 6.25%, 6/30/2000                            1,250           1,255
 6.70%, 4/15/2001                            2,100           2,132
 6.75%, 3/1/2003                             1,000           1,022
 6.90%, 11/1/2006                              350             362
QUAKER STATE CORP.
 6.625%, 10/15/2005                            600             608
SAFEWAY INC.
 6.85%, 9/15/2004                            1,500           1,546
SEARS, ROEBUCK & CO.
 6.50%, 6/15/2000                            1,400           1,413
SEARS, ROEBUCK & CO.
 ACCEPTANCE CORP.
 6.125%, 1/15/2006                             350             347
TCI COMMUNICATIONS, INC.
 6.375%, 5/1/2003                            2,675           2,702
 6.875%, 2/15/2006                             500             517
TELE-COMMUNICATIONS, INC.
 8.25%, 1/15/2003                            2,000           2,165
TENNECO, INC.
 10.075%, 2/1/2001                             850             925
TEXACO CAPITAL CORP.
 7.50%, 3/1/2043                               150             163
 8.875%, 9/1/2021                              100             129
TEXAS INSTRUMENTS INC.
 6.125%, 2/1/2006                              600             600
TIME WARNER INC.
 8.18%, 8/15/2007                              500             556
TOSCO CORP.
 7.00%, 7/15/2000                            3,000           3,049
UNION CARBIDE CORP.
 6.75%, 4/1/2003                               500             509
 7.75%, 10/1/2096                              375             411
 7.875%, 4/1/2023                              200             220
UNION OIL OF CALIFORNIA
 6.375%, 2/1/2004                              150             150
 9.125%, 2/15/2006                             160             186
UNION PACIFIC CORP.
 8.625%, 5/15/2022                             225             249
WHIRLPOOL CORP.
 9.00%, 3/1/2003                               200             222
                                                           -------
                                                            62,041
                                                           -------

UTILITIES (1.3%)
AT&T CORP.
 8.35%, 1/15/2025                              210             233
ARIZONA PUBLIC SERVICE CO.
 7.25%, 8/1/2023                               400             405
BALTIMORE GAS & ELECTRIC CO.
 8.375%, 8/15/2001                             800             852
CAROLINA POWER & LIGHT CO.
 6.875%, 8/15/2023                             275             273
COASTAL CORP.
 7.75%, 10/15/2035                             750             828
COMMONWEALTH EDISON
 7.50%, 7/1/2013                               250             275
CONSOLIDATED EDISON CO. OF
 NEW YORK, INC.
 6.625%, 2/1/2002                            1,000           1,018
ENRON CORP.
 7.125%, 5/15/2007                             300             315
 9.125%, 4/1/2003                              700             782
 9.65%, 5/15/2001                              400             437
GTE SOUTH INC.
 6.125%, 6/15/2007                           1,500           1,485
HOUSTON LIGHTING & POWER CO.
 8.75%, 3/1/2022                               150             166
ILLINOIS POWER CO.
 7.50%, 7/15/2025                              500             510
MCI COMMUNICATIONS CORP.
 6.50%, 4/15/2010                              850             852
 7.50%, 8/20/2004                              450             478
 7.75%, 3/23/2025                              350             361
MICHIGAN BELL TELEPHONE CO.
 7.50%, 2/15/2023                              175             189
NATIONAL RURAL UTILITY CO.
6.20%, 2/1/2008                              1,500           1,498
NEW ENGLAND TELEPHONE &
 TELEGRAPH CORP.
 7.875%, 11/15/2029                            750             889
 9.00%, 8/1/2031                             1,000           1,099
NEW YORK TELEPHONE CO.
 6.125%, 1/15/2010                           1,500           1,480
 7.00%, 8/15/2025                              200             199
PACIFIC BELL TELEPHONE CO.
 7.25%, 7/1/2002                               275             288
SOUTHWESTERN BELL TELEPHONE CO.
 6.625%, 7/15/2007                           1,400           1,444
 7.25%, 7/15/2025                              400             411
 7.625%, 3/1/2023                              725             771
TEXAS UTILITIES CO.
 7.875%, 3/1/2023                              225             240
 8.125%, 2/1/2002                              400             425
UNION ELECTRIC POWER CO.
 7.65%, 7/15/2003                              250             268
U S WEST CAPITAL FUNDING, INC.
 6.125%, 7/15/2002                           1,000           1,003
U S WEST COMMUNICATIONS
 7.25%, 9/15/2025                            1,000           1,079

------------------------------------------------------------------
                                              FACE          MARKET
                                            AMOUNT          VALUE*
                                             (000)           (000)
------------------------------------------------------------------
VIRGINIA ELECTRIC & POWER CO.
 6.625%, 4/1/2003                         $    250        $    256
 6.75%, 10/1/2023                              500             493
                                                           -------
                                                            21,302
                                                           -------
------------------------------------------------------------------
TOTAL CORPORATE BONDS
   (COST $198,394)                                         202,073
------------------------------------------------------------------
FOREIGN AND INTERNATIONAL AGENCY BONDS
   (U.S. DOLLAR-DENOMINATED)(1.7%)
------------------------------------------------------------------
ASIAN DEVELOPMENT BANK
 9.125%, 6/1/2000                              500             529
BANK OF NOVA SCOTIA
 6.875%, 5/1/2003                              250             256
BAYERISCHE LANDESBANK
 5.875%, 4/7/2000                            1,900           1,903
BRITISH COLUMBIA HYDRO
 12.50%, 9/1/2013                              500             525
PROVINCE OF BRITISH COLUMBIA
 7.00%, 1/15/2003                              230             240
CANADIAN IMPERIAL BANK OF COMMERCE
 (NY BRANCH)
 6.20%, 8/1/2000                             4,400           4,429
FINLAND GLOBAL BOND
 7.875%, 7/28/2004                             850             939
GRAND METROPOLITAN CORP.
 8.625%, 8/15/2001                           1,000           1,074
GRAND METROPOLITAN INVESTMENT CORP.
 9.00%, 8/15/2011                            1,000           1,244
HANSON OVERSEAS
 7.375%, 1/15/2003                             600             630
INTER-AMERICAN DEVELOPMENT BANK
 8.50%, 3/15/2011                              175             215
KFW INTERNATIONAL FINANCE, INC.
 7.20%, 3/15/2014                              300             334
 7.625%, 2/15/2004                             400             433
 8.85%, 6/15/1999                              550             565
PROVINCE OF MANITOBA
 7.75%, 2/1/2002                               825             872
 8.75%, 5/15/2001                              300             322
 9.125%, 1/15/2018                             750             996
 9.50%, 10/1/2000                              160             172
 9.625%, 12/1/2018                             400             557
NATIONAL WESTMINSTER BANCORP INC.
 9.375%, 11/15/2003                            500             573
PROVINCE OF NEW BRUNSWICK
 8.75%, 5/1/2022                               400             525
 9.75%, 5/15/2020                              500             709
NEW ZEALAND GOVERNMENT
 8.75%, 12/15/2006                             200             237
PROVINCE OF NEWFOUNDLAND
 7.32%, 10/13/2023                             600             669
 10.00%, 12/1/2020                             250             356
NORANDA, INC.
 8.625%, 7/15/2002                             550             588
NORTHERN TELECOM LTD.
 6.875%, 9/1/2023                              500             515
PROVINCE OF ONTARIO
 7.375%, 1/27/2003                             175             185
 7.75%, 6/4/2002                               275             293
PETRO GEO-SERVICES
 7.125%, 3/30/2028                           1,075           1,116
REPUBLIC OF PORTUGAL
 5.75%, 10/8/2003                            1,000           1,000
PROVIDENCE OF SASKATCHEWAN
 6.625%, 7/15/2003                           2,250           2,318
 8.00%, 7/15/2004                            1,600           1,763
------------------------------------------------------------------
TOTAL FOREIGN AND INTERNATIONAL
 AGENCY BONDS(COST $26,391)                                 27,082
------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.4%)
------------------------------------------------------------------
U.S. TREASURY BILL
(2)      4.97%, 7/23/1998                    1,500           1,496
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  5.67%, 7/1/1998                           56,318          56,318
  5.76%, 7/1/1998--NOTE E                   11,990          11,990
------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (COST $69,803)                                             69,804
------------------------------------------------------------------
TOTAL INVESTMENTS (100.8%)
 (COST $1,191,170)                                       1,596,939
------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
------------------------------------------------------------------
OTHER ASSETS--Note B                                        16,072
LIABILITIES--Note E                                        (28,945)
                                                         ---------
                                                           (12,873)
------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------
Applicable to 89,015,943 outstanding
  $.001 par value shares
  (authorized 1,000,000,000 shares)                     $1,584,066
==================================================================

NET ASSET VALUE PER SHARE                                   $17.80
==================================================================

*SEE NOTE A IN NOTES TO FINANCIAL STATEMENTS.

-NON-INCOME-PRODUCING SECURITY.

(1)THE COMBINED MARKET VALUE OF COMMON STOCKS AND INDEX FUTURES CONTRACTS REPRESENTS 60.5% OF NET ASSETS. SEE NOTE D IN NOTES TO FINANCIAL STATEMENTS.

(2)SECURITY SEGREGATED AS INITIAL MARGIN FOR OPEN FUTURES CONTRACTS.

(3)THE AVERAGE MATURITY IS SHORTER THAN THE FINAL MATURITY SHOWN DUE TO SCHEDULED INTERIM PRINCIPAL PAYMENTS.

MTN--MEDIUM-TERM NOTE.
REIT--REAL ESTATE INVESTMENT TRUST.

------------------------------------------------------------------
AT JUNE 30, 1998, NET ASSETS CONSISTED OF:
------------------------------------------------------------------
                                              AMOUNT           PER
                                               (000)         SHARE
------------------------------------------------------------------
PAID IN CAPITAL                           $1,164,803        $13.09
UNDISTRIBUTED NET
        INVESTMENT INCOME                      5,651           .06
ACCUMULATED NET
         REALIZED GAINS                        6,624           .08
UNREALIZED APPRECIATION--
         NOTE D
         INVESTMENT SECURITIES               405,769          4.56
         FUTURES CONTRACTS                     1,219           .01
------------------------------------------------------------------
NET ASSETS                                $1,584,066        $17.80
==================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by the fund during the reporting period, and details the operating expenses charged to the fund. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If the fund invested in futures contracts during the period, the results of these investments are shown separately.

-------------------------------------------------------------------------------
                                                            BALANCED INDEX FUND
                                                        SIX ENDED JUNE 30, 1998
                                                                          (000)
-------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
    Dividends                                                        $    5,558
    Interest                                                             19,547
                                                                     ----------
        Total Income                                                     25,105
                                                                     ----------
EXPENSES
    The Vanguard Group--Note B
        Investment Advisory Services                                         52
        Management and Administrative                                     1,185
        Marketing and Distribution                                          202
    Taxes (other than income taxes)                                          53
    Custodian Fees                                                           54
    Auditing Fees                                                             4
    Shareholders' Reports                                                    39
    Annual Meeting and Proxy Costs                                            4
    Directors' Fees and Expenses                                              1
                                                                     ----------
        Total Expenses                                                    1,594
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    23,511
-------------------------------------------------------------------------------
REALIZED NET GAIN
    Investment Securities Sold                                            3,420
    Futures Contracts                                                     3,833
-------------------------------------------------------------------------------
REALIZED NET GAIN                                                         7,253
-------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                               111,468
    Futures Contracts                                                     1,076
-------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        112,544
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $143,308
===============================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

---------------------------------------------------------------------------------------------------
                                                                          BALANCED INDEX FUND
                                                                 ----------------------------------
                                                                    SIX MONTHS                YEAR
                                                                         ENDED               ENDED
                                                                 JUN. 30, 1998       DEC. 31, 1997
                                                                         (000)               (000)
---------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
    Net Investment Income                                         $     23,511        $     36,614
    Realized Net Gain                                                    7,253               9,950
    Change in Unrealized Appreciation (Depreciation)                   112,544             157,724
                                                                  ---------------------------------
        Net Increase in Net Assets Resulting from Operations           143,308             204,288
                                                                  ---------------------------------
DISTRIBUTIONS
    Net Investment Income                                              (17,106)            (37,368)
    Realized Capital Gain                                               (3,312)            (10,005)
                                                                  ---------------------------------
        Total Distributions                                            (20,418)            (47,373)
                                                                  ---------------------------------
CAPITAL SHARE TRANSACTIONS(1)
    Issued                                                             287,192             382,845
    Issued in Lieu of Cash Distributions                                19,120              44,288
    Redeemed                                                          (105,522)           (149,905)
                                                                  ---------------------------------
        Net Increase from Capital Share Transactions                   200,790             277,228
---------------------------------------------------------------------------------------------------
    Total Increase                                                     323,680             434,143
---------------------------------------------------------------------------------------------------
NET ASSETS
    Beginning of Period                                              1,260,386             826,243
                                                                  ---------------------------------
    End of Period                                                   $1,584,066          $1,260,386
===================================================================================================

(1)Shares Issued (Redeemed)
    Issued                                                              16,551              25,083
    Issued in Lieu of Cash Distributions                                 1,087               2,876
    Redeemed                                                            (5,979)             (9,969)
                                                                  ---------------------------------
        Net Increase in Shares Outstanding                              11,659              17,990
===================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

--------------------------------------------------------------------------------------------------------------------------
                                                                                  BALANCED INDEX FUND
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                  SIX MONTHS ENDED       ----------------------------------------------------------
THROUGHOUT EACH PERIOD                      JUNE 30, 1998        1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $16.29      $13.92       $12.77       $10.34       $10.91       $10.31
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
    Net Investment Income                             .27        .520          .50          .45          .41          .39
    Net Realized and Unrealized Gain
        (Loss) on Investments                        1.48       2.525         1.26         2.48         (.58)         .63
                                                   -----------------------------------------------------------------------
        Total from Investment Operations             1.75       3.045         1.76         2.93         (.17)        1.02
                                                   -----------------------------------------------------------------------
DISTRIBUTIONS
    Dividends from Net Investment Income             (.20)      (.530)        (.49)        (.45)        (.40)        (.39)
    Distributions from Realized Capital Gains        (.04)      (.145)        (.12)        (.05)          --         (.03)
                                                   -----------------------------------------------------------------------
        Total Distributions                          (.24)      (.675)        (.61)        (.50)        (.40)        (.42)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $17.80      $16.29       $13.92       $12.77       $10.34       $10.91
==========================================================================================================================

TOTAL RETURN*                                      10.77%      22.24%       13.95%       28.64%       -1.56%       10.00%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
    Net Assets, End of Period (Millions)           $1,584      $1,260         $826         $590         $403         $367
    Ratio of Total Expenses to
        Average Net Assets                        0.22%**       0.20%        0.20%        0.20%        0.20%        0.20%
    Ratio of Net Investment Income to
        Average Net Assets                        3.28%**       3.56%        3.69%        3.85%        3.86%        3.53%
    Portfolio Turnover Rate                         22%**         18%         37%+          16%          16%          25%
--------------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect the annual account maintenance fee of $10.

**Annualized.

 +Fund turnover rate excluding in-kind redemptions was 30%.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The fund consistently follows such policies in preparing its financial statements.

   1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.

   2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

   3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   4. FUTURES: The fund uses S&P 500 Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between the changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

   Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

   5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

   6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the Board of Directors. At June 30, 1998, the fund had contributed capital of $301,000 to Vanguard (included in Other Assets), representing 0.4% of Vanguard's capitalization. The fund's Directors and officers are also Directors and officers of Vanguard.

C. During the six months ended June 30, 1998, the fund purchased $165,703,000 of investment securities and sold $29,863,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $198,082,000 and $122,786,000, respectively.

D. At June 30, 1998, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $405,769,000, consisting of unrealized gains of $429,276,000 on securities that had risen in value since their purchase and $23,507,000 in unrealized losses on securities that had fallen in value since their purchase.

   At June 30, 1998, the aggregate settlement value of open futures contracts expiring in September 1998 and the related unrealized appreciation were:

----------------------------------------------------------------------------------------------
                                                                            (000)
                                                             ---------------------------------
                                                              AGGREGATE
                                       NUMBER OF             SETTLEMENT            UNREALIZED
FUTURES CONTRACTS                   LONG CONTRACTS              VALUE             APPRECIATION
----------------------------------------------------------------------------------------------
S&P 500 Index                             133                 $38,005                 $876
S&P MidCap 400 Index                       46                   8,386                  192
Russell 2000 Index                         13                   3,005                  151
----------------------------------------------------------------------------------------------

E. The market value of securities on loan to brokers/dealers at June 30, 1998, was $11,004,000, for which the fund held cash collateral of $11,990,000. Cash collateral received is invested in repurchase agreements.

DIRECTORS AND OFFICERS


JOHN C. BOGLE
Senior Chairman of the Board and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN
Chairman, Chief Executive Officer, and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

BARBARA BARNES HAUPTFUHRER
Director of The Great Atlantic and Pacific Tea Co., IKON Office Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., Massachusetts Mutual Life Insurance Co., and Ladies Professional Golf Association; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY
President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Telecommunications Co.

ALFRED M. RANKIN, JR.
Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL
President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR.
Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc., and Kmart Corp.

J. LAWRENCE WILSON
Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co. and The Mead Corp.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS


RAYMOND J. KLAPINSKY
Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST
Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS


R. GREGORY BARTON
Managing Director, Legal Department.

ROBERT A. DISTEFANO
Managing Director, Information Technology.

JAMES H. GATELY
Managing Director, Individual Investor Group.

KATHLEEN C. GUBANICH
Managing Director, Human Resources.

IAN A. MACKINNON
Managing Director, Fixed Income Group.

F. WILLIAM MCNABB, III
Managing Director, Institutional Investor Group.

MICHAEL S. MILLER
Managing Director, Planning and Development.

RALPH K. PACKARD
Managing Director and Chief Financial Officer.

GEORGE U. SAUTER
Managing Director, Core Management Group.

  "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
     "500" are trademarks of The McGraw-Hill Companies, Inc. Frank Russell
       Company is the owner of trademarks and copyrights relating to the
            Russell Indexes. "Wilshire 4500" and "Wilshire 5000" are
                       trademarks of Wilshire Associates.

VANGUARD FAMILY OF FUNDS

STOCK FUNDS
Convertible Securities Fund
Equity Income Fund
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   Portfolio
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BALANCED FUNDS
Asset Allocation Fund
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   Portfolio
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STAR Portfolio
Tax-Managed Fund
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Wellesley Income Fund
Wellington Fund

Q022-6/1998

(C) 1998 Vanguard Marketing
Corporation, Distributor.
All rights reserved.

[THE VANGUARD GROUP LOGO]

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Valley Forge, Pennsylvania 19482

FUND INFORMATION
1-800-662-7447

INDIVIDUAL ACCOUNT SERVICES
1-800-662-2739

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1-800-523-1036

www.vanguard.com
online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.